Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	HUNTSMAN INTERNATIONAL LLC
Entity Central Index Key	0001089748
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210	[1]	$ 231	[1]
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net of allowance for doubtful accounts of $47 and $46, respectively), ($520 and $659 pledged as collateral, respectively)	1,534	[1]	1,529	[1]
Accounts receivable from affiliates	299		148
Inventories	1,819	[1]	1,539	[1]
Prepaid expenses	48		46
Deferred income taxes	51		40
Other current assets	222	[1]	220	[1]
Total current assets	4,192		3,761
Property, plant and equipment, net	3,656	[1]	3,510	[1]
Investment in unconsolidated affiliates	238		202
Intangible assets, net	70	[1]	93	[1]
Goodwill	117		114
Deferred income taxes	229		163
Notes receivable from affiliates	2		5
Other noncurrent assets	366	[1]	482	[1]
Total assets	8,870		8,330
Current liabilities:
Accounts payable	1,101	[1]	862	[1]
Accounts payable to affiliates	62		64
Accrued liabilities	723	[1]	694	[1]
Deferred income taxes	39		29
Note payable to affiliate	100		100
Current portion of debt	288	[1]	212	[1]
Total current liabilities	2,313		1,961
Long-term debt	3,414	[1]	3,730	[1]
Notes payable to affiliates	599		439
Deferred income taxes	170		106
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Total liabilities	7,653		7,239
Commitments and contingencies (Notes 19 and 20)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive loss	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Noncontrolling interests in subsidiaries	123		114
Total equity	1,217		1,091
Total liabilities and equity	$ 8,870		$ 8,330

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Accounts and notes receivable, allowance for doubtful accounts	$ 47		$ 46
Accounts and notes receivable, pledged as collateral	520		659
Members' equity, units issued (in units)	2,728		2,728
Members' equity, units outstanding (in units)	2,728		2,728
Variable Interest Entity
Cash and cash equivalents	210	[1]	231	[1]
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net)	1,534	[1]	1,529	[1]
Inventories	1,819	[1]	1,539	[1]
Other current assets	222	[1]	220	[1]
Property, plant and equipment (net)	3,656	[1]	3,510	[1]
Intangible assets (net)	70	[1]	93	[1]
Other noncurrent assets	366	[1]	482	[1]
Accounts payable	1,101	[1]	862	[1]
Accrued liabilities	723	[1]	694	[1]
Current portion of debt	288	[1]	212	[1]
Long-term debt	3,414	[1]	3,730	[1]
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	28		44
Restricted cash	9		2
Accounts and notes receivable (net)	38		29
Inventories	55		47
Other current assets			1
Property, plant and equipment (net)	378		403
Intangible assets (net)	19		23
Other noncurrent assets	28		21
Accounts payable	76		55
Accrued liabilities	26		21
Current portion of debt	193		16
Long-term debt	77		264
Other noncurrent liabilities	$ 101		$ 111

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Trade sales, services and fees, net	$ 10,964	$ 11,041	$ 9,049
Related party sales	223	180	201
Total revenues	11,187	11,221	9,250
Cost of goods sold	9,146	9,363	7,772
Gross profit	2,041	1,858	1,478
Operating expenses:
Selling, general and administrative	934	916	855
Research and development	152	166	151
Other operating income	(6)	(20)
Restructuring, impairment and plant closing costs	92	167	29
Total expenses	1,172	1,229	1,035
Operating income	869	629	443
Interest expense, net	(238)	(262)	(248)
Equity in income of investment in unconsolidated affiliates	7	8	24
Loss on early extinguishment of debt	(80)	(7)	(37)
Other income	1	2	2
Income from continuing operations before income taxes	559	370	184
Income tax expense	(179)	(113)	(40)
Income from continuing operations	380	257	144
(Loss) income from discontinued operations, net of tax	(7)	(1)	42
Income before extraordinary gain (loss)	373	256	186
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil	2	4	(1)
Net income	375	260	185
Net income attributable to noncontrolling interests	(10)	(7)	(5)
Net income attributable to Huntsman International LLC	$ 365	$ 253	$ 180

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Tax on extraordinary gain (loss)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 375	$ 260	$ 185
Other comprehensive loss, net of tax:
Foreign currency translations adjustments	51	(79)	23
Pension and other postretirement benefits adjustments	(231)	(182)	(28)
Other, net	(1)	(1)	(2)
Other comprehensive loss	(181)	(262)	(7)
Comprehensive income (loss)	194	(2)	178
Comprehensive income attributable to noncontrolling interests	(9)	(2)	(4)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 185	$ (4)	$ 174

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Members' equity	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests in subsidiaries
Balance at Dec. 31, 2009	$ 847	$ 3,021	$ (1,847)	$ (348)	$ 21
Balance (in units) at Dec. 31, 2009		2,728
Increase (Decrease) in Stockholders' Equity
Net income	185		180		5
Other comprehensive loss	(7)			(6)	(1)
Consolidation of a variable interest entity	35				35
Contribution from parent	24	24
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010		2,728
Increase (Decrease) in Stockholders' Equity
Net income	260		253		7
Dividend paid to noncontrolling interest	(9)				(9)
Dividends paid to parent	(79)		(79)
Other comprehensive loss	(262)			(257)	(5)
Consolidation of a variable interest entity	61				61
Contribution from parent	22	22
Excess tax benefit related to stock-based compensation	10	10
Balance at Dec. 31, 2011	1,091	3,081	(1,493)	(611)	114
Balance (in units) at Dec. 31, 2011	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	375		365		10
Dividends paid to parent	(96)		(96)
Other comprehensive loss	(181)			(180)	(1)
Contribution from parent	26	26
Acquisition of a business	(2)	(2)
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2012	$ 1,217	$ 3,109	$ (1,224)	$ (791)	$ 123
Balance (in units) at Dec. 31, 2012	2,728	2,728

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities:
Net income	$ 375		$ 260		$ 185
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Extraordinary (gain) loss on the acquisition of a business, net of tax	(2)		(4)		1
Loss (gain) on initial consolidation of subsidiaries	4		(12)
Equity in income of investment in unconsolidated affiliates	(7)		(8)		(24)
Depreciation and amortization	408		416		382
Provision for losses (gains) on accounts receivable	4		(4)		6
(Gain) loss on disposal of businesses/assets, net			(38)		8
Loss on early extinguishment of debt	80		7		37
Noncash interest expense	45		51		40
Deferred income taxes	76		40		45
Noncash impairment charge	15		60		2
Noncash loss (gain) on foreign currency transactions	11		(32)		22
Noncash compensation	26		22		24
Portion of insurance settlement representing cash provided by investing activities					(34)
Other, net	(4)		(1)		1
Changes in operating assets and liabilities:
Accounts and notes receivable			(121)		(183)
Accounts receivable from A/R Programs					(254)
Inventories	(248)		(161)		(207)
Prepaid expenses	(3)		(4)		(2)
Other current assets	(1)		(87)		(1)
Other noncurrent assets	103		2		(102)
Accounts payable	134		13		97
Accrued liabilities	41		108		(32)
Other noncurrent liabilities	(197)		(75)		(57)
Net cash provided by (used in) operating activities	860		432		(46)
Investing Activities:
Capital expenditures	(412)		(330)		(236)
Proceeds from settlements treated as reimbursement of capital expenditures			3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		48		2
Increase in receivable from affiliate	(108)		(57)		(57)
Investment in unconsolidated affiliates	(127)		(26)		(27)
Cash received from unconsolidated affiliates	82		32		31
Other, net	(1)		(1)		1
Net cash used in investing activities	(578)		(337)		(238)
Financing Activities:
Net repayments under revolving loan facilities	(15)		(2)		(6)
Revolving loan facility from A/R Programs					254
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(694)		(408)		(1,207)
Proceeds from issuance of long-term debt	405		98		923
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(37)		(34)		(53)
Borrowings on notes payable	34		35		46
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Dividends paid to noncontrolling interest			(9)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)				(2)
Net cash used in financing activities	(306)		(418)		(78)
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(21)		(330)		(358)
Cash and cash equivalents at beginning of period	231	[1]	561		919
Cash and cash equivalents at end of period	210	[1]	231	[1]	561
Supplemental cash flow information:
Cash paid for interest	209		205		194
Cash paid for income taxes	$ 129		$ 44		$ 32

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase of capital expenditures in accounts payable	$ 31	$ 16	$ 14
Stock-based compensation	$ 26	$ 22	$ 24

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
GENERAL

1. GENERAL

DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); and "SLIC" refers to Shanghai Liengheng Isocyanate Investment BV (our unconsolidated manufacturing joint venture with BASF AG and three Chinese chemical companies).

        Each capitalized term used without definition in these notes to consolidated financial statements has the meaning specified in the prospectus with which these notes to consolidated financial statements are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, personal care and hygiene, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products. In a series of transactions beginning in 2006, we sold or shutdown substantially all of our Australian styrenics operations and our North American polymers and base chemicals operations. We report the results of these businesses as discontinued operations. See "Note 25. Discontinued Operations."

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES

        An allowance for doubtful trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.

ASSET RETIREMENT OBLIGATIONS

        We accrue for asset retirement obligations, which consist primarily of landfill closure costs and asbestos abatement costs, in the period in which the obligations are incurred. Asset retirement obligations are accrued at estimated fair value. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded. See "Note 12. Asset Retirement Obligations."

CARRYING VALUE OF LONG-LIVED ASSETS

        We review long-lived assets and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and we recognize an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved. See "Note 11. Restructuring, Impairment and Plant Closing Costs."

CASH AND CASH EQUIVALENTS

        We consider cash in checking accounts and cash in short-term highly liquid investments with remaining maturities of three months or less at the date of purchase, to be cash and cash equivalents. Cash flows from discontinued operations are not presented separately in the accompanying consolidated statements of cash flows.

COST OF GOODS SOLD

        We classify the costs of manufacturing and distributing our products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs also include, among other things, plant site operating costs and overhead (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight and warehousing costs are also included in cost of goods sold.

DERIVATIVES AND HEDGING ACTIVITIES

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive loss, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. Changes in the fair value of the hedge in the net investment of certain international operations are recorded in other comprehensive income, to the extent effective. The effectiveness of a cash flow hedging relationship is established at the inception of the hedge, and after inception we perform effectiveness assessments at least every three months. A derivative designated as a cash flow hedge is determined to be effective if the change in value of the hedge divided by the change in value of the hedged item is within a range of 80% to 125%. Hedge ineffectiveness in a cash flow hedge occurs only if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. For a derivative that does not qualify or has not been designated as a hedge, changes in fair value are recognized in earnings.

ENVIRONMENTAL EXPENDITURES

        Environmental related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and clean-up obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See "Note 20. Environmental, Health and Safety Matters."

FINANCIAL INSTRUMENTS

        The carrying amounts reported in the balance sheet for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

FOREIGN CURRENCY TRANSLATION

        The accounts of our operating subsidiaries outside of the U.S., unless they are operating in highly inflationary economic environments, consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive loss.

        If a subsidiary operates in an economic environment that is considered to be highly inflationary (100% cumulative inflation over a three-year period), the U.S. dollar is considered to be the functional currency and gains and losses from remeasurement to the U.S. dollar from the local currency are included in the statement of operations. Where a subsidiary's operations are effectively run, managed, financed and contracted in U.S. dollars, such as certain finance subsidiaries outside of the U.S., the U.S. dollar is considered to be the functional currency.

        Foreign currency transaction gains and losses are recorded in other operating (income) expense in the consolidated statements of operations and were net losses of $4 million, $3 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions.

        We do not provide for income taxes or benefits on the undistributed earnings of our non-U.S. subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely.

        Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. We are required to determine if an income tax position meets the criteria of more-likely-than-not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires us to make significant judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more-likely-than-not we are required to make judgments and apply assumptions in order to measure the amount of the tax benefits to recognize. These judgments are based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the consolidated financial statements.

INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

        Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill is not subject to any method of amortization, but is tested for impairment annually (at the beginning of the third quarter) and when events and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When the fair value is less than the carrying value of the related reporting unit, we are required to reduce the amount of goodwill through a charge to earnings. Fair value is estimated using the market approach, as well as the income approach based on discounted cash flow projections. Goodwill has been assigned to reporting units for purposes of impairment testing.

INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using LIFO, first-in first-out, and average costs methods for different components of inventory.

INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

LEGAL COSTS

        We expense legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

OTHER NONCURRENT ASSETS

        Other noncurrent assets consist primarily of spare parts, deferred debt issuance costs, the overfunded portion related to defined benefit plans for employees and capitalized turnaround costs. Debt issuance costs are amortized using the interest method over the term of the related debt.

PRINCIPLES OF CONSOLIDATION

        Our consolidated financial statements include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

        Interest expense capitalized as part of plant and equipment was $4 million, $2 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Periodic maintenance and repairs applicable to major units of manufacturing facilities (a "turnaround") are accounted for on the deferral basis by capitalizing the costs of the turnaround and amortizing the costs over the estimated period until the next turnaround. Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments and major repairs that materially extend the useful life of the assets are capitalized, and the assets replaced, if any, are retired.

RESEARCH AND DEVELOPMENT

        Research and development costs are expensed as incurred.

REVENUE RECOGNITION

        We generate substantially all of our revenues through sales in the open market and long-term supply agreements. We recognize revenue when it is realized or realizable and earned. Revenue for product sales is recognized when a sales arrangement exists, risk and title to the product transfer to the customer, collectability is reasonably assured and pricing is fixed or determinable. The transfer of risk and title to the product to the customer usually occurs at the time shipment is made.

        Revenue arrangements that contain multiple deliverables, which relate primarily to licensing of technology, are evaluated to determine whether the arrangements should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting.

SECURITIZATION OF ACCOUNTS RECEIVABLE

        Under our A/R Programs, we grant an undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. This undivided interest serves as security for the issuance of debt. The A/R Programs provide for financing through a conduit program (in both U.S. dollars and euros). Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance on January 1, 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings beginning in 2010. See "Note 14. Debt—A/R Programs."

STOCK-BASED COMPENSATION

        We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which the employee is required to provide services in exchange for the award. See "Note 22. Stock-Based Compensation Plan."

SUBSEQUENT EVENTS

        We have evaluated material subsequent events through the date these consolidated financial statements were issued.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING PRONOUNCEMENTS ADOPTED DURING 2012

        In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, providing a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards ("IFRSs") as well as developing common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this ASU were effective prospectively for interim and annual periods beginning after December 15, 2011. We adopted the amendments of this ASU effective January 1, 2012, and the initial adoption of the amendments in this ASU did not have a significant impact on our consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, requiring entities to present net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. The option to present components of other comprehensive income as part of the statement of equity is eliminated. The amendments do not change the option to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income components. The amendments in this ASU were effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. We adopted this ASU effective January 1, 2012 and have presented our consolidated net income and consolidated comprehensive income in two separate, but consecutive, statements.

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in this ASU is intended to reduce complexity and costs of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The amendments in this ASU include examples of events and circumstances that might indicate that a reporting unit's fair value is less than its carrying value. The amendments in this ASU were effective prospectively for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the amendments in this ASU effective January 1, 2012, and the initial adoption of the amendments in this ASU did not have a significant impact on our consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS PENDING ADOPTION IN FUTURE PERIODS

        In July 2012, the FASB issued ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The guidance in this ASU is intended to reduce complexity and costs of the annual impairment tests for indefinite-lived intangible assets by providing entities with the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The amendments in this ASU include examples of events and circumstances that might indicate that an asset's fair value is less than its carrying value. The amendments in this ASU are effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. We do not expect the adoption of the amendments in this ASU to have a significant impact on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS AND DISPOSITIONS
BUSINESS COMBINATIONS AND DISPOSITIONS

3. BUSINESS COMBINATIONS AND DISPOSITIONS

RUSSIAN MDI, COATINGS AND SYSTEMS ACQUISITION

        On July 3, 2012, we completed our acquisition of the remaining 55% ownership interest in International Polyurethane Investments B.V. This company's wholly owned subsidiary, Huntsman NMG ZAO, is a leading supplier of polyurethane systems to the adhesives, coatings and footwear markets in Russia, Ukraine and Belarus and is headquartered in Obninsk, Russia. The acquisition cost was approximately €13 million (approximately $16 million). The acquired business was integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant. The fair value of our existing 45% ownership interest immediately prior to the acquisition was $13 million, valued by applying the income approach. Key assumptions include a discount rate of 17% and a terminal growth rate of 4%. In connection with this transaction, we recorded a noncash pretax loss of approximately $4 million in other operating (income) expense on the consolidation of this investment. The long-term debt of approximately $7 million that was assumed as part of this transaction was repaid shortly after the acquisition date.

        We have accounted for the Russian Systems House Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of working capital, property, plant and equipment, intangible assets and the determination of related deferred taxes. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost over historical carrying values to property, plant and equipment and no amounts have been allocated to goodwill. It is possible that changes to this preliminary allocation could occur.

        International Polyurethane Investments B.V. had revenues and earnings of $28 million and $1 million, respectively, for the period from the date of acquisition to December 31, 2012. If this acquisition were to have occurred on January 1, 2010, there would have been no significant impact from the approximate pro forma combined earnings attributable to our Company for 2010, 2011 and 2012. The following estimated pro forma revenues attributable to our Company would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2012	2011	2010
Revenues	$11,231	$11,257	$9,277

EMA ACQUISITION

        On December 30, 2011, we completed the acquisition of EMA Kimya Sistemleri Sanayive Ticaret A.S. (the "EMA Acquisition"), an MDI-based polyurethanes systems house in Istanbul, Turkey for approximately $11 million, net of cash acquired and including the repayment of assumed debt. The acquired business was integrated into our Polyurethanes segment. We have accounted for the EMA Acquisition using the acquisition method, and transaction costs charged to expense associated with this acquisition were not significant. We recorded goodwill of approximately $9 million in conjunction with this acquisition. Net sales for the years ended December 31, 2011 and 2010 related to the business acquired were approximately $23 million and $17 million, respectively, and net loss associated with this business was $3 million and nil, respectively, for the same periods.

SALE OF STEREOLITHOGRAPHY RESIN AND DIGITALIS® MACHINE MANUFACTURING BUSINESSES

        On November 1, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation for $41 million in cash. The stereolithography business had revenues of approximately $7 million in 2010 and its products are used primarily in three-dimensional part building systems. The Digitalis® business is a stereolithography rapid manufacturing system that we were developing. In connection with this sale, we recognized a pre-tax gain in the fourth quarter of 2011 of $34 million which was reflected in other operating income on the accompanying consolidated statements of operations and comprehensive income (loss). We also derecognized $2 million of goodwill that was allocated to these businesses.

LAFFANS ACQUISITION

        On April 2, 2011, we completed the acquisition of the chemical business of Laffans Petrochemicals Limited, an amines and surfactants manufacturer located in Ankleshwar, India at an acquisition cost of approximately $23 million. The acquired business was integrated into our Performance Products segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Laffans Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

        If this acquisition were to have occurred on January 1, 2010 the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

TEXTILE EFFECTS ACQUISITION

        On June 30, 2006, we acquired Ciba's textile effects business and accounted for the Textile Effects Acquisition using the purchase method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed and determined the excess of fair value of net assets over cost. Because the fair value of the acquired assets and liabilities assumed exceeded the purchase price, the value of the long-lived assets acquired was reduced to zero. Accordingly, no basis was assigned to property, plant and equipment or any other non-current nonfinancial assets and the remaining excess was recorded as an extraordinary gain. During 2012, 2011 and 2010, we recorded an additional extraordinary gain (loss) on the acquisition of $2 million, $4 million and $(1) million, respectively, related to settlement of contingent purchase price consideration, the reversal of accruals for certain restructuring and employee termination costs recorded in connection with the Textile Effects Acquisition and a reimbursement by Ciba of certain costs pursuant to the acquisition agreements.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2012	2011
Raw materials and supplies	$484	$374
Work in progress	98	92
Finished goods	1,311	1,162

Total	1,893	1,628
LIFO reserves	(74)	(89)

Net	$1,819	$1,539

        As of December 31, 2012 and 2011, approximately 11% and 12%, respectively, of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net non-monetary open exchange positions are valued at cost. The amounts included in inventory under non-monetary open exchange agreements receivable by us for December 31, 2012 and 2011 were $6 million and $3 million, respectively. Other open exchanges are settled in cash and result in a net deferred profit margin. The amounts under these open exchange agreements for both December 31, 2012 and 2011 were nil.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

        The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2012	2011
Land	$151	$148
Buildings	666	629
Plant and equipment	6,270	6,058
Construction in progress	549	330

Total	7,636	7,165
Less accumulated depreciation	(3,980)	(3,655)

Net	$3,656	$3,510

        Depreciation expense for 2012, 2011 and 2010 was $375 million, $374 million and $340 million, respectively, of which $5 million, nil and $1 million was related to discontinued operations in 2012, 2011 and 2010, respectively.

        Property, plant and equipment includes gross assets acquired under capital leases of $1 million and $2 million, respectively, at December 31, 2012 and 2011 and related amounts included in accumulated depreciation were nil and $1 million at December 31, 2012 and 2011, respectively.

INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2012	2011
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$111	$90
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	81	79
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	24	—
International Polyurethanes Investments B.V. (45%)(2)	—	17
Jurong Ningwu New Materials Development Co., Ltd. (30%)	12	10
Others	2	1

Total equity method investments	230	197
Cost Method:
International Diol Company (4.35%)	5	5
White Mountain Titanium Corporation (3%)	3	—

Total investments	$238	$202

(1)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

(2)
We began consolidating International Polyurethanes Investments B.V. as of July 3, 2012. See "Note 3. Business Combinations and Dispositions."

        Summarized applicable financial information of Sasol-Huntsman is presented below (dollars in millions):

	Year ended December 31,
	2011(1)	2010
Revenues	$40	$108
Gross profit	7	14
Net income	(2)	10
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011. No balance sheet information was presented due to the consolidation of Sasol-Huntsman in 2011.

        Summarized applicable financial information of our other unconsolidated affiliates is presented below (dollars in millions):

	December 31,
	2012		2011	2010
Assets	$624		$621
Liabilities	257		285
Revenues	1,083	(1)	954	$936
Net income	17	(1)	22	10
(1)
Contains activity for International Polyurethanes Investments B.V. for the period from January 1, 2012 to the date of consolidation on July 3, 2012.

        In 2008, we and our joint venture partner, the Zamil Group, formed Arabian Amines Company, our ethyleneamines manufacturing joint venture in Jubail, Saudi Arabia. Arabian Amines Company's funding requirements have been satisfied through a combination of debt and equity, with the equity already provided on a 50/50 basis by us and the Zamil Group. Trial production commenced in the second quarter of 2010, and from July 2010, Arabian Amines Company generated significant revenues from the sale of product. The plant has an approximate annual capacity of 60 million pounds. We purchase and sell all of the production from this joint venture. Arabian Amines Company was accounted for under the equity method during its development stage; we began consolidating this joint venture beginning July 1, 2010. For more information, see "Note 7. Variable Interest Entities."

        During 2010, we recorded an immaterial non-recurring $18 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol-Huntsman joint venture. This credit represented a cumulative correction of an error that was also individually immaterial in each year since our initial investment in the joint venture in 1997. In connection with the expansion of the maleic anhydride capacity at our Sasol-Huntsman joint venture, a variable interest entity reconsideration event occurred in the second quarter of 2011 when the plant expansion began production. As a result of our assessment, we concluded that the joint venture is a variable interest entity and that we are the primary beneficiary. Accordingly, we began consolidating this joint venture during the second quarter of 2011. For more information, see "Note 7. Variable Interest Entities."

        On November 13, 2012, we entered into an agreement to form a joint venture with Sinopec. The joint venture will involve the construction and operation of a PO/MTBE facility in China. Under the joint venture agreement, we will have a 49% interest in the joint venture and Sinopec will hold a 51% interest. Our equity investment is anticipated to be approximately $120 million, and we expect to receive significant license fees from the joint venture. The timing of equity contributions and license fee payments depends on various factors, but the majority are intended to be made over the course of the construction period of the plant (expected to be completed by the end of 2014).

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

  •
  Arabian Amines Company manufactures products for our Performance Products segment. Prior to July 1, 2010, this joint venture was in the development stage and the total equity investment at risk was sufficient for the joint venture to finance its activities without additional support. Therefore, Arabian Amines Company was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered the reconsideration of Arabian Amines Company as a variable interest entity. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf. Accordingly, we concluded that we were the primary beneficiary and began consolidating Arabian Amines Company beginning July 1, 2010.

  •
  Sasol-Huntsman is our 50%-owned joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a variable interest entity. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these entities have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. See "Note 14. Debt—Direct and Subsidiary Debt." As the primary beneficiary of these variable interest entities at December 31, 2012, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2012 and 2011 (dollars in millions):

	December 31,
	2012	2011
Current assets	$163	$140
Property, plant and equipment, net	378	403
Other noncurrent assets	61	61
Deferred income taxes	45	45
Intangible assets	19	23
Goodwill	16	15

Total assets	$682	$687

Current liabilities	$348	$145
Long-term debt	82	269
Deferred income taxes	8	9
Other noncurrent liabilities	102	110

Total liabilities	$540	$533

        In April 2011, Arabian Amines Company settled a dispute with its contractors and received an amount totaling $11 million. Of this $11 million settlement, $8 million was related to damages incurred due to the delayed initial acceptance of the plant. This amount was recorded as other operating (income) expense in the consolidated statements of operations and included in the cash flows from operating activities in the consolidated statements of cash flows. The remaining $3 million of the settlement was received for the reimbursement of capital expenditures for work left unfinished by the contractors. This amount was included in cash flows from investing activities in the consolidated statements of cash flows.

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our consolidated balance sheet, before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount of goodwill changed approximately $2 million from the date of consolidation to December 31, 2011, due to a change in the foreign currency exchange rate. All other intangible assets are being amortized over an average useful life of 18 years. The net change to goodwill in response to changes in the foreign currency exchange rate during 2012 was $1 million.

        Sasol-Huntsman had revenues and earnings of $116 million and $7 million, respectively, for the period from the date of consolidation to December 31, 2011. If this consolidation had occurred on January 1, 2010, the approximate pro forma revenues attributable to our Company would have been $11,259 million and $9,337 million for 2011 and 2010, respectively. There would have been no impact to the combined earnings attributable to us excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating income in the consolidated statements of operations and comprehensive (loss) income. Upon consolidation we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

        The gross carrying amount and accumulated amortization of intangible assets were as follows (dollars in millions):

	December 31, 2012			December 31, 2011
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$355	$318	$37	$363	$307	$56
Licenses and other agreements	41	16	25	39	14	25
Non-compete agreements	2	2	—	2	2	—
Other intangibles	68	60	8	48	36	12

Total	$466	$396	$70	$452	$359	$93

        Amortization expense was $23 million, $30 million and $30 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending December 31
2013	$21
2014	13
2015	5
2016	5
2017	4

OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

9. OTHER NONCURRENT ASSETS

        Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension assets	$1	$100
Debt issuance costs	29	31
Capitalized turnaround costs	127	141
Spare parts inventory	93	89
Catalyst assets	25	23
Deposits	33	31
Other	58	67

Total	$366	$482

        Amortization expense of catalyst assets for the years ended December 31, 2012, 2011 and 2010 was $10 million, $12 million and $12 million, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10. ACCRUED LIABILITIES

        Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Payroll and related costs	$149	$158
Interest	34	49
Volume and rebate accruals	85	91
Income taxes	44	46
Taxes other than income taxes	87	61
Restructuring and plant closing costs	93	91
Environmental accruals	10	7
Pension liabilities	11	12
Other postretirement benefits	12	12
Self-insured casualty loss reserves	11	13
Deferred revenue	16	28
Legal reserve	15	15
Other miscellaneous accruals	156	111

Total	$723	$694

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	12 Months Ended
Dec. 31, 2012
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2012, 2011 and 2010, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2010	$60	$2	$2	$11	$75
2010 charges for 2005 and prior initiatives	1	—	—	—	1
2010 charges for 2008 initiatives	1	—	—	—	1
2010 charges for 2009 initiatives	4	—	—	5	9
2010 charges for 2010 initiatives	22	—	—	1	23
Reversal of reserves no longer required	(6)	—	(1)	—	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	—	—	(2)
2010 payments for 2006 initiatives	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(7)	—	—	—	(7)
2010 payments for 2009 initiatives	(11)	—	—	(5)	(16)
2010 payments for 2010 initiatives	(1)	—	—	(2)	(3)
Net activity of discontinued operations	(26)	—	—	—	(26)
Foreign currency effect on liability balance	3	—	—	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	—	—	—	1
2011 charges for 2009 initiatives	1	—	—	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	—	1	1	89
Reversal of reserves no longer required	(5)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	(1)	—	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	—	—	—	(2)
2011 payments for 2009 initiatives	(6)	—	—	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	—	(1)	(21)
2011 payments for 2011 initiatives	(13)	—	—	(1)	(14)
Net activity of discontinued operations	—	—	—	(2)	(2)
Foreign currency effect on liability balance	(10)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	73	—	11	8	92
2012 charges for 2007 and prior initiatives	2	—	—	—	2
2012 charges for 2009 initiatives	1	—	—	4	5
2012 charges for 2010 initiatives	2	—	—	—	2
2012 charges for 2011 initiatives	4	5	—	6	15
2012 charges for 2012 initiatives	64	—	—	5	69
Reversal of reserves no longer required	(15)	—	—	(1)	(16)
2012 payments for 2007 and prior initiatives	(2)	—	—	(1)	(3)
2012 payments for 2009 initiatives	(1)	—	—	(5)	(6)
2012 payments for 2010 initiatives	(3)	—	(1)	—	(4)
2012 payments for 2011 initiatives	(25)	(6)	(1)	(5)	(37)
2012 payments for 2012 initiatives	(12)	—	—	(6)	(18)
Foreign currency effect on liability balance	2	1	—	1	4

Accrued liabilities as of December 31, 2012	$90	$—	$9	$6	$105

(1)
The total workforce reduction reserves of $90 million relate to the termination of 831 positions, of which 786 positions had not been terminated as of December 31, 2012.
(2)
Accrued liabilities remaining at December 31, 2012 and 2011 by year of initiatives were as follows (dollars in millions):

	December 31,
	2012	2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	34	63
2012 initiatives	53	—

Total	$105	$92

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2010	$2	$—	$7	$17	$11	$34	$4	$75
2010 charges for 2005 initiatives	—	—	—	—	1	—	—	1
2010 charges for 2008 initiatives	—	—	—	1	—	—	—	1
2010 charges for 2009 initiatives	—	—	1	—	8	—	—	9
2010 charges for 2010 initiatives	—	2	—	15	—	—	6	23
Reversal of reserves no longer required	—	—	(3)	(1)	(2)	—	(1)	(7)
2010 payments for 2005 initiatives	(1)	—	—	—	(1)	—	—	(2)
2010 payments for 2006 initiatives	—	—	—	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(1)	—	—	(5)	(1)	—	—	(7)
2010 payments for 2009 initiatives	—	—	(3)	(2)	(8)	—	(3)	(16)
2010 payments for 2010 initiatives	—	(1)	—	—	—	—	(2)	(3)
Net activity of discontinued operations	—	—	—	—	—	(26)	—	(26)
Foreign currency effect on liability balance	—	—	—	3	—	—	1	4

Accrued liabilities as of December 31, 2010	—	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	—	—	—	1	—	—	—	1
2011 charges for 2009 Initiatives	—	—	—	—	7	—	—	7
2011 charges for 2010 Initiatives	—	—	—	13	—	—	2	15
2011 charges for 2011 Initiatives	—	—	21	65	3	—	—	89
Reversal of reserves no longer required	—	—	(1)	(4)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2011 payments for 2008 Initiatives	—	—	—	(1)	(1)	—	—	(2)
2011 payments for 2009 Initiatives	—	—	(1)	—	(11)	—	—	(12)
2011 payments for 2010 Initiatives	—	—	—	(15)	—	—	(6)	(21)
2011 payments for 2011 Initiatives	—	—	(7)	(5)	(2)	—	—	(14)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	—	—	(2)	(8)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	—	1	12	69	3	6	1	92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 Initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 Initiatives	—	1	—	—	—	—	1	2
2012 charges for 2011 Initiatives	—	—	3	12	—	—	—	15
2012 charges for 2012 Initiatives	38	—	30	—	—	—	1	69
Reversal of reserves no longer required	—	—	—	(16)	—	—	—	(16)
2012 payments for 2007 and prior initiatives	—	—	—	(3)	—	—	—	(3)
2012 payments for 2009 Initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 Initiatives	—	(2)	—	(1)	—	—	(1)	(4)
2012 payments for 2011 Initiatives	—	—	(14)	(23)	—	—	—	(37)
2012 payments for 2012 Initiatives	(12)	—	(6)	—	—	—	—	(18)
Foreign currency effect on liability balance	1	—	2	2	(1)	—	—	4

Accrued liabilities as of December 31, 2012	$27	$—	$27	$42	$1	$6	$2	$105

Current portion of restructuring reserves	$27	$—	$26	$31	$1	$6	$2	$93
Long-term portion of restructuring reserve	—	—	1	11	—	—	—	12
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$3	$—	$17	$80	$—	$—	$—	$100
Estimated additional charges beyond one year	—	—	2	—	—	—	—	2

        Details with respect to cash and noncash restructuring charges for the years ended December 31, 2012, 2011 and 2010 by initiative are provided below (dollars in millions):

Cash charges:
2012 charges for 2007 and prior initiatives	$2
2012 charges for 2009 initiatives	5
2012 charges for 2010 initiatives	2
2012 charges for 2011 initiatives	15
2012 charges for 2012 initiatives	69
Reversal of reserves no longer required	(16)
Non-cash charges	15

Total 2012 Restructuring, Impairment and Plant Closing Costs	$92

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

2012 RESTRUCTURING ACTIVITIES

        During 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by approximately $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $38 million during 2012 primarily for workforce reductions. As of December 31, 2012, our Polyurethanes segment restructuring reserve consisted of $27 million related to this program. We expect to incur additional charges of $3 million through 2013 related to our initiative.

        During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and ensure its long-term global competitiveness. As of December 31, 2012, our Advanced Materials segment restructuring reserve consisted of $27 million primarily related to this program. During 2012, we recorded charges of $38, million of which $28 million related to our global transformational change program, $3 million related to the reorganization of our global structure and relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas and $3 million related primarily to a redesign of our planning process focused on inventory reduction. Our Advanced Materials segment also recorded noncash charges of $4 million related to pension settlements. We expect to incur additional charges of $19 million through the first half of 2014 related to our initiatives.

        During 2011, our Textile Effects segment began implementing a significant restructuring program, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the segment's long-term global competitiveness. In connection with this plan, during 2012, we recorded cash charges of $1 million for workforce reductions, $9 million for decommissioning and other restructuring expenses, and noncash charges of $11 million primarily for pension settlements. We expect to incur additional restructuring and plant closing charges of up to approximately $80 million through 2014 related to the closure of our production facilities and business support offices in Basel, Switzerland. In addition, during 2012, our Textile Effects segment recorded charges of $4 million of which $2 million related to the closure of our St. Fons, France facility and $2 million related to a global transfer pricing initiative. We reversed charges of $16 million which were no longer required for workforce reductions at our production facility in Langweid, Germany, the simplification of the commercial organization and optimization of our distribution network, the consolidation of manufacturing activities and processes at our site in Basel, Switzerland and the closure of our production facilities in Basel, Switzerland.

        As of December 31, 2012, our Textile Effects segment restructuring reserve consisted of $42 million, of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $9 million related to the consolidation of our Switzerland manufacturing facilities and $31 million related to the closure of our production facilities and business support offices in Basel, Switzerland.

        As of December 31, 2012, our Pigments segment restructuring reserve consisted of $1 million primarily related to workforce reductions at our Scarlino, Italy plant. During 2012, our Pigments segment recorded charges of $4 million related to the closure of our Grimsby, U.K. plant.

        The restructuring reserve related to discontinued operations as of December 31, 2012 of $6 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations—Australian Styrenics Business Shutdown."

        As of December 31, 2012, our Corporate and other segment restructuring reserve consisted of $2 million primarily related to a reorganization and regional consolidation of our purchasing activities. During 2012, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2011 RESTRUCTURING ACTIVITIES

        As of December 31, 2011, our Advanced Materials segment restructuring reserve consisted of $12 million related to workforce reductions in connection with a reorganization of its global structure and relocation of its divisional headquarters from Basel, Switzerland to The Woodlands, Texas. During 2011, our Advanced Materials segment recorded net charges of $20 million primarily related this activity.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction, a pension curtailment gain of $38 million and a charge of $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility. For purposes of calculating the impairment charge, the fair value of the Basel, Switzerland manufacturing facility was based on the discounted cash flows of that facility. As of December 31, 2011, our Textile Effects segment restructuring reserve consisted of $69 million, of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $2 million related to workforce reductions at our production facility in Langweid, Germany, $2 million related to the simplification of the commercial organization and optimization of our distribution network, $15 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland, $47 million related to the closure of our production facilities and business support offices in Basel, Switzerland and $1 million related to the consolidation of our North Carolina sites.

        In addition, during 2011, our Textile Effects segment recorded charges of $22 million, of which $5 million related to simplification of our commercial organization and optimization of our distribution network, $12 million related to non-workforce reductions incurred for the consolidation of our Switzerland manufacturing facilities, and $4 million related to the consolidation of our North Carolina sites. We reversed charges of $4 million which were no longer required for workforce reductions at our production facility in Langweid, Germany and the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2011, our Pigments segment restructuring reserve consisted of $3 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2011, our Pigments segment recorded charges of $10 million, of which $7 million related to the closure of our Grimsby, U.K. plant and $3 million related to workforce reductions at our Umbogintwini, South Africa plant.

        The restructuring reserve related to discontinued operations as of December 31, 2011 of $6 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations—Australian Styrenics Business Shutdown."

        As of December 31, 2011, our Corporate and other segment restructuring reserve consisted of $1 million primarily related to a reorganization and regional consolidation of our transactional accounting activities. During 2011, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2010 RESTRUCTURING ACTIVITIES

        As of December 31, 2010, our Performance Products segment restructuring reserve consisted of $1 million related to workforce reductions in connection with a new Performance Products organizational structure. During 2010, we recorded charges of $2 million related to workforce reductions in connection with this project.

        As of December 31, 2010, our Advanced Materials segment restructuring reserve consisted of $2 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2010, we recorded net reversals of $2 million primarily related to workforce reductions in connection to this project.

        As of December 31, 2010, our Textile Effects segment restructuring reserve consisted of $25 million, of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $1 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, $3 million related to workforce reductions at our production facility in Langweid, Germany and $19 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland. During 2010, our Textile Effects segment recorded net charges of $15 million primarily related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2010, our Pigments segment restructuring reserve consisted of $8 million primarily related to workforce reductions at our Scarlino, Italy plant. During 2010, our Pigments segment recorded net charges of $7 million primarily related to the closure of our Grimsby, U.K. plant.

        The restructuring reserve related to discontinued operations as of December 31, 2010 of $8 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations—Australian Styrenics Business Shutdown."

        As of December 31, 2010, our Corporate and other segment restructuring reserve consisted of $5 million primarily related to a reorganization and regional consolidation of our transactional accounting and purchasing activities. During 2010, we recorded net charges of $5 million in Corporate and other primarily related to workforce reductions in connection with these projects.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

        Asset retirement obligations consist primarily of landfill capping, closure and post-closure costs and asbestos abatement costs. We are legally required to perform capping and closure and post-closure care on the landfills and asbestos abatement on certain of our premises. For each asset retirement obligation we recognized the estimated fair value of a liability and capitalized the cost as part of the cost basis of the related asset.

        The following table describes changes to our asset retirement obligation liabilities, all of which were recorded in other noncurrent liabilities on the accompanying balance sheets (dollars in millions):

	December 31,
	2012	2011
Asset retirement obligation at beginning of year	$26	$24
Accretion expense	2	2
Liabilities incurred	2	—
Liabilities assumed in connection with the consolidation of a variable interest entity	—	2
Liabilities settled	(3)	(1)
Foreign currency effect on reserve balance	1	(1)

Asset retirement obligation at end of year	$28	$26

OTHER NONCURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT LIABILITIES
OTHER NONCURRENT LIABILITIES

13. OTHER NONCURRENT LIABILITIES

        Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension liabilities	$830	$689
Other postretirement benefits	131	122
Environmental accruals	24	29
Restructuring and plant closing costs	12	1
Asset retirement obligations	28	26
Employee benefit accrual	34	22
Legal reserve	11	22
Other	87	92

Total	$1,157	$1,003

DEBT	12 Months Ended
Dec. 31, 2012
DEBT
DEBT

14. DEBT

        Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Senior Credit Facilities:
Term loans	$1,565	$1,696
Amounts outstanding under A/R programs	241	237
Senior notes	568	472
Senior subordinated notes	892	976
HPS (China) debt	94	167
Variable interest entities	270	281
Other	72	113

Total debt—excluding debt to affiliates	$3,702	$3,942

Total current portion of debt	$288	$212
Long-term portion	3,414	3,730

Total debt—excluding debt to affiliates	$3,702	$3,942

Total debt—excluding debt to affiliates	$3,702	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	599	439

Total debt	$4,401	$4,481

Senior Credit Facilities

        As of December 31, 2012, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Extended Term Loan B, our Extended Term Loan B—Series 2, and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$—	(1)	$—	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	193		193		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B— Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		393		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3.0%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 2016 Senior Notes, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B—Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 2016 Senior Notes that remain outstanding during the three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantors, which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries, and pledges of intercompany notes between certain of our subsidiaries.

        During the year ended December 31, 2012, we made the following payments on our Senior Credit Facilities:

  •
  On October 31, 2012, we prepaid $50 million on our Term Loan B.

  •
  On September 24, 2012, we prepaid $58 million on our Term Loan B.

  •
  On September 7, 2012, we prepaid $3 million on our Term Loan B, $6 million on our Extended Term Loan B, $4 million on our Extended Term Loan B—Series 2 and $4 million on our Term Loan C.

  •
  On April 2, 2012, we paid the annual scheduled repayment of $3 million on our Term Loan B, $7 million on our Extended Term Loan B and $4 million on our Term Loan C.

        In connection with these debt repayments, we recognized a loss on early extinguishment of debt of approximately $2 million during the year ended December 31, 2012.

Amendment to Credit Agreement

        On March 6, 2012, we entered into a seventh amendment to our Senior Credit Facilities. Among other things, the amendment:

  •
  extended the stated termination date of the Revolving Facility commitments from March 9, 2014 to March 20, 2017;

  •
  reduced the applicable interest rate margin on the Revolving Facility commitments by 0.50%;

  •
  set the undrawn commitment fee on the Revolving Facility at 0.50%;

  •
  increased the capacity for the Revolving Facility commitments from $300 million to $400 million;

  •
  extended the stated maturity date of $346 million aggregate principal amount of Term Loan B from April 19, 2014 to April 19, 2017 (now referred to as Extended Term Loan B—Series 2);

  •
  increased the interest rate margin with respect to Extended Term Loan B—Series 2 to LIBOR plus 3.00% (the interest rate margin is subject to a leverage-based step-down, which has been achieved based upon our recent results); and

  •
  set the amortization on the Extended Term Loan B—Series 2 at 1% of the principal amount.

        On March 7, 2011, we entered into a sixth amendment to our credit agreement. The amendment, among other things, extended $650 million of aggregate principal of Term Loan B to a stated maturity of April 2017 (now referred to as Extended Term Loan B) and increased the interest rate on the Extended Term Loan B to LIBOR plus 2.50%.

A/R Programs

        Our A/R Programs are structured so that we grant a participating undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. We retain the servicing rights and a retained interest in the securitized receivables. Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2012
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $297)	€114 (approximately $151)	Applicable Rate plus 2.0%

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2012, we had approximately $5 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

        As of December 31, 2012 and December 31, 2011, $520 million and $633 million, respectively, of accounts receivable were pledged as collateral under the A/R Programs.

        On April 15, 2011, we entered into an amendment to our EU A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to 2.0%.

        On April 18, 2011, we entered into an amendment to our U.S. A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to a range of 1.50% to 1.65%.

Notes

        As of December 31, 2012, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2016 Senior Notes	June 2016	5.50% (1)	$200 ($168 carrying value)
2020 Senior Notes	November 2020	4.875%	$400
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($542 carrying value)
(1)
The effective interest rate at issuance was 11.73%.

        Our notes are governed by indentures which impose certain limitations on our Company including, among other things limitations on the incurrence of debt, distributions, certain restricted payments, asset sales, and affiliate transactions. The notes are unsecured obligations and are guaranteed by certain subsidiaries named as guarantors.

        On November 19, 2012, we completed a $400 million offering of the 2020 Senior Notes. We used the net proceeds to redeem a portion of the 2016 Senior Notes. See "—Redemption of Notes and Loss on Early Extinguishment of Debt."

        The 2020 Senior Notes bear interest at the rate of 4.875% per year payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2013 and are due on November 15, 2020. We may redeem the 2020 Senior Notes in whole or in part at any time prior to August 17, 2020 at a price equal to 100% of the principal amount thereof plus a "make-whole" premium and accrued and unpaid interest. We may redeem the 2020 Senior Notes in whole or in part on or after August 17, 2020 at a price equal to 100% of the principal amount thereof plus accrued and unpaid interest.

        The 2020 Senior Notes are general unsecured senior obligations and are guaranteed on a general unsecured senior basis by the Guarantors. The indenture with respect to the 2020 Senior Notes imposes certain limitations on the ability of us and our subsidiaries to, among other things, incur additional indebtedness secured by any principal properties, incur indebtedness of nonguarantor subsidiaries, enter into sale and leaseback transactions with respect to any principal properties and consolidate or merge with or into any other person or lease, sell or transfer all or substantially all of its properties and assets. Upon the occurrence of certain change of control events, holders of the 2020 Senior Notes will have the right to require that we purchase all or a portion of such holder's 2020 Senior Notes in cash at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest to the date of repurchase.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Variable Interest Entity Debt

        As of December 31, 2012, Arabian Amines Company had $180 million outstanding under its loan commitments and debt financing arrangements described below. Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants contained under these loan commitments. We do not guaranty these loan commitments and Arabian Amines Company is not a guarantor of any of our other debt obligations, and the noncompliance with these financial covenants does not affect any of our other debt obligations. Arabian Amines Company is currently in discussions with the lenders under these loan commitments and expects to resolve the noncompliance. The amounts outstanding under these loan commitments were classified as current on the accompanying consolidated balance sheets as of December 31, 2012.

  •
  A loan facility from Saudi Industrial Development Fund with SAR 472 million (approximately $126 million) outstanding. Repayment of the loan is to be made in semiannual installments that began in 2012, with final maturity in 2019. The loan is secured by a mortgage over the fixed assets of the project and is 100% guaranteed by the Zamil Group, our 50% joint venture partner.

  •
  A multipurpose Islamic term facility with $54 million outstanding. This facility is scheduled to be repaid in semiannual installments that began in 2011, with final maturity in 2022.

        As of December 31, 2012, Sasol-Huntsman had a facility agreement which included a €5 million (approximately $6 million) revolving facility and €68 million (approximately $90 million) outstanding under the term loan facility. The facility will be repaid over semiannual installments that began in 2011, with the final repayment scheduled for December 2018. Obligations under the facility agreement are secured by, among other things, first priority right on the property, plant and equipment of Sasol-Huntsman

Other Debt

        During the year ended December 31, 2012, HPS repaid $4 million and RMB 120 million (approximately $19 million) on term loans and working capital loans under its secured facilities. As of December 31, 2012, HPS had $8 million and RMB 354 million (approximately $56 million) outstanding under its secured facilities. The interest rate on these facilities is LIBOR plus 0.48% for U.S. dollar borrowings and approximately 90% of the Peoples Bank of China rate for RMB borrowings. As of December 31, 2012, the interest rate was approximately 1% for the U.S. dollar borrowings and approximately 6% for RMB borrowings.

        During the year ended December 31, 2012, HPS repaid RMB 309 million (approximately $50 million) under its loan facility for working capital loans and discounting of commercial drafts. As of December 31, 2012, HPS had RMB 190 million (approximately $30 million) outstanding, which is classified as current portion of debt on the accompanying consolidated balance sheets . Interest is calculated using a Peoples Bank of China rate plus the applicable margin. The average all-in rate as of December 31, 2012 was approximately 6%.

        On March 30, 2012, we repaid the remaining A$26 million (approximately $27 million) outstanding under our Australian Credit Facility, which represents repayment of A$14 million (approximately $15 million) under the revolving facility and A$12 million (approximately $12 million) under the term loan facility.

Note Payable from Huntsman International to Huntsman Corporation

        As of December 31, 2012, there was $695 million outstanding under the Intercompany Note owed by us to Huntsman Corporation. The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of December 31, 2012 on the accompanying consolidated balance sheets. As of December 31, 2012, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes. However, Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants under its loan commitments. See "—Variable Interest Entity Debt" above.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross-default and cross-acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to the Leverage Covenant which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we fail to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we fail to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

MATURITIES

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316

$3,702

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

15. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity pricing risks. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures. We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive loss.

INTEREST RATE RISKS

        Through our borrowing activities, we are exposed to interest rate risk. Such risk arises due to the structure of our debt portfolio, including the duration of the portfolio and the mix of fixed and floating interest rates. Actions taken to reduce interest rate risk include managing the mix and rate characteristics of various interest bearing liabilities, as well as entering into interest rate derivative instruments.

        From time to time, we may purchase interest rate swaps and/or interest rate collars to reduce the impact of changes in interest rates on our floating-rate long-term debt. Under interest rate swaps, we agree with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The collars entitle us to receive from the counterparties (major banks) the amounts, if any, by which our interest payments on certain of our floating-rate borrowings exceed a certain rate, and require us to pay to the counterparties (major banks) the amount, if any, by which our interest payments on certain of our floating-rate borrowings are less than a certain rate.

        On December 9, 2009, we entered into a five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive loss. We will pay a fixed 2.6% on the hedge and receive the one-month LIBOR rate. As of December 31, 2012 and 2011 the fair value of the hedge was $2 million and $3 million, respectively, and was recorded in other noncurrent liabilities.

        On January 19, 2010, we entered into an additional five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded as other comprehensive loss. We will pay a fixed 2.8% on the hedge and receive the one-month LIBOR rate. As of December 31, 2012 and 2011, the fair value of the hedge was $3 million and $3 million, respectively, and was recorded in other noncurrent liabilities.

        On September 1, 2011, we entered into a $50 million forward interest rate contract that will begin in December 2014 with maturity in April 2017 and a $50 million forward interest rate contract that will begin in January 2015 with maturity in April 2017. These two forward contracts are to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities once our existing interest rate hedges mature. These swaps are designated as a cash flow hedges and the effective portion of the changes in the fair value of the swaps were recorded in other comprehensive income. Both interest rate contracts will pay a fixed 2.5% on the hedge and receive the one-month LIBOR rate once the contracts begin in 2014 and 2015, respectively. As of December 31, 2012 and 2011, the combined fair value of these two hedges was $4 million and $1 million, respectively and was recorded in other noncurrent liabilities.

        In 2009, Sasol-Huntsman entered into derivative transactions to hedge the variable interest rate associated with its local credit facility. These derivative rate hedges include a floating to fixed interest rate contract providing Sasol-Huntsman with EURIBOR interest payments for a fixed payment of 3.62% and a cap for future periods with a strike price of 3.62%. In connection with the consolidation of Sasol-Huntsman as of April 1, 2011, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the hedge as of December 31, 2012 was €47 million (approximately $62 million) and the derivative transactions do not qualify for hedge accounting. As of December 31, 2012 and 2011, the fair value of this hedge was €2 million (approximately $3 million) and €3 million (approximately $3 million), respectively, and was recorded in other noncurrent liabilities on the accompanying consolidated balance sheets. For 2012 and 2011, we recorded additional (reduction of) interest expense of less than €(1) million (approximately $(1) million) and € 2 million (approximately $2 million) respectively, due to changes in the fair value of the swap.

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the swap as of December 31, 2012 was $36 million, and the interest rate contract is not designated as a cash flow hedge. As of December 31, 2012 and 2011, the fair value of the swap was $6 million and $6 million, respectively, and was recorded as other noncurrent liabilities on the accompanying consolidated balance sheets. For 2012 and 2011, we recorded additional (reduction of) interest expense of less than $(1) million and $1 million, respectively, due to changes in fair value of the swap. As of December 31, 2012 Arabian Amines Company was not in compliance with certain financial covenants contained in its loan commitments. For more information, see "Note 14. Debt—Direct and Subsidiary Debt—Variable Interest Entity Debt."

        For the years ended December 31, 2012 and 2011, the changes in accumulated other comprehensive loss associated with these cash flow hedging activities was approximately $1 million and $4 million, respectively.

        During 2013, accumulated other comprehensive loss of nil is expected to be reclassified to earnings. The actual amount that will be reclassified to earnings over the next twelve months may vary from this amount due to changing market conditions. We would be exposed to credit losses in the event of nonperformance by a counterparty to our derivative financial instruments. We anticipate, however, that the counterparties will be able to fully satisfy their obligations under the contracts. Market risk arises from changes in interest rates.

FOREIGN EXCHANGE RATE RISK

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various currencies. We enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multicurrency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). We do not hedge our currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of December 31, 2012 and 2011, we had approximately $217 million and $263 million notional amount (in U.S. dollar equivalents) outstanding, respectively, in foreign currency contracts with a term of approximately one month.

        In conjunction with the issuance of our 8.625% senior subordinated notes due 2020, we entered into cross-currency interest rate contracts with three counterparties. On March 17, 2010, we made payments of $350 million to these counterparties and received €255 million from these counterparties, and on maturity (March 15, 2015) we are required to pay €255 million to these counterparties and will receive $350 million from these counterparties. On March 15 and September 15 of each year, we will receive U.S. dollar interest payments of approximately $15 million (equivalent to an annual rate of 8.625%) and make interest payments of approximately €11 million (equivalent to an annual rate of approximately 8.41%). This swap is designated as a hedge of net investment for financial reporting purposes. As of December 31, 2012 and 2011, the fair value of this swap was $18 million and $27 million, respectively, and was recorded in noncurrent assets.

        A portion of our debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive income. From time to time, we review such designation of intercompany loans.

        We review our non-U.S. dollar denominated debt and derivative instruments to determine the appropriate amounts designated as hedges. As of December 31, 2012, we have designated approximately €255 million (approximately $336 million) of euro-denominated debt and cross-currency interest rate contracts as a hedge of our net investment. For the years ended December 31, 2012, 2011 and 2010, the amount of gain (loss) recognized on the hedge of our net investment was $(11) million, $5 million and $34 million, respectively, and was recorded in other comprehensive (loss) income. As of December 31, 2012, we had approximately €1,083 million (approximately $1,431 million) in net euro assets.

COMMODITY PRICES RISK

        Our exposure to changing commodity prices is somewhat limited since the majority of our raw materials are acquired at posted or market related prices, and sales prices for many of our finished products are at market related prices which are largely set on a monthly or quarterly basis in line with industry practice. Consequently, we do not generally hedge our commodity exposures.

FAIR VALUE	12 Months Ended
Dec. 31, 2012
FAIR VALUE
FAIR VALUE

16. FAIR VALUE

        The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2012		2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contacts	18	18	27	27
Interest rate contracts	(18)	(18)	(17)	(17)
Long-term debt (including current portion)	(3,702)	(3,869)	(3,942)	(4,061)

        The carrying amounts reported in the balance sheets of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is obtained through market observable pricing using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1).

        The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2012, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$14	$14	$—	$—
Derivatives:
Cross-currency interest rate contracts(1)	18	—	18	—

Total assets	$32	$14	$18	$—

Liabilities:
Derivatives:
Interest rate contracts(2)	$(18)	$—	$(18)	$—

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$—	$—
Derivatives:
Cross-currency interest rate contracts(1)	27	—	—	27

Total assets	$39	$12	$—	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$—	$(17)	$—

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the years ended December 31, 2012 and 2011.

        During the year ended December 31, 2012, no material changes were made to the valuation methods or assumptions used to determine fair value.

        The following table shows a reconciliation of beginning and ending balances for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2012	$27
Transfers into Level 3	—
Transfers out of Level 3(1)	(27)
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	—
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2012	$—

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2012	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2011	$19
Transfers into or out of Level 3	—
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	8
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2011	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$—

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our consolidated financial statements. These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

        Our policy is to recognize transfers between levels within the fair value hierarchy as of the beginning of the reporting period. Due to the change in significance of the credit valuation adjustment to the entire fair value measurement of these instruments, effective January 1, 2012, we have categorized our cross-currency interest rate contracts as Level 2 within the fair value hierarchy.

        Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

	Interest expense	Other comprehensive income (loss)
2012
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2012	—	—

	Interest expense	Other comprehensive income (loss)
2011
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2011	—	8

        We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include property, plant and equipment and those associated with acquired businesses, including goodwill and intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During 2012, we had no impairments related to these assets. During 2011, in connection with the restructuring of our Textile Effects segment we recorded a charge of $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

17. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS

        Our employees participate in a trusteed, non-contributory defined benefit pension plan (the "Plan") that covers substantially all of our full-time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense.

        We sponsor defined benefit plans in a number of countries outside of the U.S. The availability of these plans, and their specific design provisions, are consistent with local competitive practices and regulations.

        We also sponsor unfunded postretirement benefit plans other than pensions, which provide medical and life insurance benefits.

        Our postretirement benefit plans provide a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). We cannot determine whether the medical benefits provided by our postretirement benefit plans are actuarially equivalent to those provided by the Act. We do not collect a subsidy and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

        On March 23, 2010, President Obama signed into law the Patient Protection and Affordable Care Act. On March 30, 2010, President Obama signed into law a reconciliation measure, the Health Care and Education Reconciliation Act of 2010. The passage of this legislation has resulted in comprehensive reform of health care in the U.S. We do not believe that this will have a significant impact on our financial position.

        The following table sets forth the funded status of the plans for us and the amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$834	$2,331	$761	$2,255	$128	$7	$129	$7
Service cost	26	32	23	44	4	—	3	—
Interest cost	42	102	44	110	6	—	7	1
Participant contributions	—	9	—	14	5	—	5	—
Plan amendments	(26)	—	—	(1)	—	—	—	—
Foreign currency exchange rate changes	—	80	—	(13)	—	—	—	(1)
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Curtailments	—	—	—	(38)	—	—	—	—
Special termination benefits	—	—	—	8	—	—	—	—
Actuarial loss	127	360	47	83	9	—	1	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	—	(17)	(1)

Benefit obligation at end of year	$958	$2,755	$834	$2,331	$136	$7	$128	$6

Change in plan assets
Fair value of plan assets at beginning of year	$538	$2,026	$517	$2,025	$—	$—	$—	$—
Actual return on plan assets	71	221	(7)	43	—	—	—	—
Foreign currency exchange rate changes	—	65	—	(10)	—	—	—	—
Participant contributions	—	9	—	14	5	—	5	—
Other	—	—	—	(1)	—	—	—	—
Company contributions	72	75	69	86	11	1	12	1
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	(1)	(17)	(1)

Fair value of plan assets at end of year	$636	$2,237	$538	$2,026	$—	$—	$—	$—

Funded status
Fair value of plan assets	$636	$2,237	$538	$2,026	$—	$—	$—	$—
Benefit obligation	958	2,755	834	2,331	136	7	128	6

Accrued benefit cost	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$1	$—	$100	$—	$—	$—	$—
Current liability	(6)	(5)	(6)	(6)	(11)	(1)	(12)	—
Noncurrent liability	(316)	(514)	(290)	(399)	(125)	(6)	(116)	(6)

	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$449	$867	$368	$636	$32	$1	$25	$1
Prior service cost	(42)	4	(22)	2	(8)	—	(10)	—
Transition obligation	1	—	1	—	—	—	—	—

	$408	$871	$347	$638	$24	$1	$15	$1

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$34	$50	$2	$—
Prior service cost	(6)	1	(3)	—

Total	$28	$51	$(1)	$—

        Components of net periodic benefit costs for the years ended December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$26	$23	$21	$32	$44	$44
Interest cost	42	44	40	102	110	102
Expected return on plan assets	(48)	(47)	(42)	(133)	(140)	(121)
Amortization of prior service cost	(6)	(4)	(5)	(1)	(2)	(1)
Amortization of actuarial loss	21	16	11	28	21	19
Settlement loss	—	—	—	13	—	—
Special termination benefits	—	—	—		8	—

Net periodic benefit cost	$35	$32	$25	$41	$41	$43

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$4	$3	$3	$—	$—	$—
Interest cost	7	7	7	1	1	—
Amortization of prior service cost	(3)	(3)	(3)	—	—	—
Amortization of actuarial loss	2	2	1	—	—	—

Net periodic benefit cost	$10	$9	$8	$1	$1	$—

        The amounts recognized in net periodic benefit cost and other comprehensive loss as of December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$103	$101	$16	$272	$182	$20
Amortization of actuarial gain	(21)	(16)	(11)	(28)	(21)	(19)
Current year prior service cost	(26)	—	—	—	(2)	—
Amortization of prior service cost	6	4	4	1	2	1
Curtailment effects	—	—	—	—	(38)	—
Settlements	—	—	—	(13)	—	—

Total recognized in other comprehensive loss	62	89	9	232	123	2
Net periodic benefit cost	35	32	25	41	41	43

Total recognized in net periodic benefit cost and other comprehensive loss	$97	$121	$34	$273	$164	$45

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$9	$1	$5	$—	$—	$—
Amortization of actuarial gain	(2)	(1)	(2)	—	—	—
Amortization of prior service cost	3	2	3	—	—	—

Total recognized in other comprehensive loss	10	2	6	—	—	—
Net periodic benefit cost	10	9	8	1	1	—

Total recognized in net periodic benefit cost and other comprehensive loss	$20	$11	$14	$1	$1	$—

        The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.18%	5.30%	5.70%	3.38%	4.39%	4.69%
Rate of compensation increase	4.19%	3.88%	3.88%	3.34%	3.44%	3.38%
Net periodic pension cost
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Expected return on plan assets	8.00%	8.19%	8.20%	6.52%	6.62%	6.65%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	3.89%	5.09%	5.46%	5.79%	6.09%	6.69%
Net periodic pension cost
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%

        In both 2012 and 2011, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 7.5% decreasing to 5% after 2017. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$—	$—
Effect on postretirement benefit obligation	3.6	(3.1)

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$2,742	$1,897
Fair value of plan assets	636	538	2,223	1,492

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$1,751	$1,618
Accumulated benefit obligation	925	789	1,603	1,500
Fair value of plan assets	636	538	1,266	1,251

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2013 expected employer contributions
To plan trusts	$73	$11	$81	$1
Expected benefit payments
2013	58	11	175	1
2014	54	11	98	1
2015	53	11	103	1
2016	55	11	105	1
2017	59	11	107	1
2018 - 2022	325	49	578	2

        Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets, and not threaten the plan's ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

        Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third-party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market, or geographic location. During 2012, there was a net transfer out of Level 3 assets of $7 million due to a change in the significance of unobservable inputs for several investments, which are immaterial both individually and in the aggregate. These assets are all contained within the real estate/other category.

        We have established target allocations for each asset category. Our pension plan assets are periodically rebalanced based upon our target allocations.

        The fair value of plan assets for the pension plans was $2.9 billion and $2.6 billion at December 31, 2012 and 2011, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$340	$195	$145	$—
Fixed income	196	116	80	—
Real estate/other	89	48	—	41
Cash	11	11	—	—

Total U.S. pension plan assets	$636	$370	$225	$41

Non-U.S. pension plans:
Equities	$862	$649	$213	$—
Fixed income	905	632	273	—
Real estate/other	357	27	303	27
Cash	113	112	1	—

Total non-U.S. pension plan assets	$2,237	$1,420	$790	$27

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$—
Fixed income	170	106	64	—
Real estate/other	72	45	—	27
Cash	2	2	—	—

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$—
Fixed income	923	304	619	—
Real estate/other	316	1	281	34
Cash	16	16	—	—

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$61	$52
Return on pension plan assets	4	(1)
Purchases, sales and settlements	10	10
Transfers in (out) of Level 3	(7)	—

Balance at end of period	$68	$61

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$—	$1
Purchases, sales and settlements	—	(1)

Balance at end of period	$—	$—

        Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long-term rate of return on the pension assets is estimated to be between 6.52% and 8.20%. The asset allocation for our pension plans at December 31, 2012 and 2011 and the target allocation for 2013, by asset category are as follows:

Asset category	Target Allocation 2013	Allocation at December 31, 2012	Allocation at December 31, 2011
U.S. pension plans:
Equities	54%	53%	55%
Fixed income	32%	31%	32%
Real estate/other	14%	14%	13%
Cash	—	2%	—

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	40%	38%	38%
Fixed income	40%	41%	46%
Real estate/other	19%	20%	15%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

        Equity securities in our pension plans did not include any equity securities of our Company or our affiliates at the end of 2012.

DEFINED CONTRIBUTION PLANS

        We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees' earnings (ranging up to 8%).

        We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one-half of the participant's contribution, not to exceed 2% of the participant's compensation.

        Along with the introduction of the cash balance formula within our defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, our match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant's compensation, once the participant has achieved six years of service with our Company.

        Our total combined expense for the above defined contribution plans for each of the years ended December 31, 2012, 2011 and 2010 was $14 million.

SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

        The Huntsman Supplemental Savings Plan ("Huntsman SSP") is a non-qualified plan covering key management employees and allows participants to defer amounts that would otherwise be paid as compensation. The participant can defer up to 75% of their salary and bonus each year. This plan also provides benefits that would be provided under the Huntsman Salary Deferral Plan if that plan were not subject to legal limits on the amount of contributions that can be allocated to an individual in a single year. The Huntsman SSP was amended and restated effective as of January 1, 2005 to allow eligible executive employees to comply with Section 409A of the Internal Revenue Code of 1986.

        The Huntsman Supplemental Executive Retirement Plan (the "SERP") is an unfunded non-qualified pension plan established to provide certain executive employees with benefits that could not be provided, due to legal limitations, under the Huntsman Defined Benefit Pension Plan, a qualified defined benefit pension plan, and the Huntsman Money Purchase Pension Plan, a qualified money purchase pension plan.

        Assets of these plans are included in other noncurrent assets and as of December 31, 2012 and 2011 were $14 million and $12 million, respectively. During each of the years ended December 31, 2012, 2011 and 2010 we expensed a total of $1 million as contributions to the Huntsman SSP and the SERP.

STOCK-BASED INCENTIVE PLAN

        In connection with the initial public offering of common and preferred stock on February 16, 2005, our parent adopted the Huntsman Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan permits the grant of non-qualified stock options, incentive stock options, stock appreciation rights, nonvested stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. As of December 31, 2012 we are authorized to grant up to 32.6 million shares under the Stock Incentive Plan. See "Note 22. Stock-Based Compensation Plan."

INTERNATIONAL PLANS

        International employees are covered by various post employment arrangements consistent with local practices and regulations. Such obligations are included in the consolidated financial statements in other long-term liabilities.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

        The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
U.S.
Current	$52	$7	$(23)
Deferred	129	69	45
Non-U.S.
Current	51	63	41
Deferred	(53)	(26)	(23)

Total	$179	$113	$40

        The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income from continuing operations before income taxes	$559	$370	$184

Expected tax expense at U.S. statutory rate of 35%	$196	$130	$64
Change resulting from:
State tax expense (benefit) net of federal benefit	15	7	(4)
Non-U.S. tax rate differentials	1	6	(16)
Effects of non-U.S. operations	(1)	8	22
U.S. domestic manufacturing deduction	(8)	—	—
Unrealized currency exchange gains and losses	11	(5)	(6)
Effect of tax holidays	(12)	(1)	2
U.S. foreign tax credits, net of associated income and taxes	(21)	(4)	—
Tax authority audits and dispute resolutions	5	4	(16)
Change in valuation allowance	(14)	(19)	(22)
Other, net	7	(13)	16

Total income tax expense	$179	$113	$40

        On September 8, 2009, we announced the closure of our Australia styrenics operations. U.S. tax law, under our relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2012, 2011, and 2010, we recorded tax benefits of $3 million, $2 million and $28 million, respectively, in discontinued operations related to the closure of and the cumulative U.S. investments in our Australia styrenics business.

        We operate in 42 non-U.S. tax jurisdictions, and there is no specific country where our operations earn a predominant amount of our off-shore earnings. While the vast majority of these countries have income tax rates that are lower than the U.S. statutory rate, the operating losses we incur in some of our non-U.S. jurisdictions mitigate the amount of tax rate benefit we would otherwise realize from these tax rate differentials.

        During 2012, we were granted a tax holiday for the period from January 1, 2012 through December 31, 2016 with respect to certain income from products manufactured by our Pigments segment in Malaysia. We are required to make certain investments in order to enjoy the benefits of the tax holiday, and we intend to make these investments.

        The components of income from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
U.S.	$494	$255	$38
Non-U.S.	65	115	146

Total	$559	$370	$184

        Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$819	$895
Pension and other employee compensation	288	254
Property, plant and equipment	69	77
Intangible assets	33	35
Foreign tax credits	113	82
Other, net	106	140

Total	$1,428	$1,483

Deferred income tax liabilities:
Property, plant and equipment	$(524)	$(515)
Pension and other employee compensation	—	(25)
Other, net	(88)	(107)

Total	$(612)	$(647)

Net deferred tax asset before valuation allowance	$816	$836
Valuation allowance	(745)	(768)

Net deferred tax asset	$71	$68

Current deferred tax asset	$51	$40
Current deferred tax liability	(39)	(29)
Non-current deferred tax asset	229	163
Non-current deferred tax liability	(170)	(106)

Net deferred tax asset	$71	$68

        We have net operating loss carryforwards ("NOLs") of $2,893 million in various non-U.S. jurisdictions. While the majority of the non-U.S. NOLs have no expiration date, $1,327 million have a limited life (of which $1,127 million are subject to a valuation allowance) and $17 million are scheduled to expire in 2013 (all of which are subject to a valuation allowance). We had no NOLs expire unused in 2012.

        Included in the $2,893 million of non-U.S. NOLs is $860 million attributable to our Luxembourg entities. As of December 31, 2012, there is a valuation allowance of $222 million against these net tax-effected NOLs of $247 million. Due to the uncertainty surrounding the realization of the benefits of these losses, we have reduced substantially all of the related deferred tax asset with a valuation allowance.

        Valuation allowances are reviewed each period on a tax jurisdiction by jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future.

        During 2012, we released valuation allowances of $24 million on a portion of our net deferred tax assets in China, in certain U.S. states and in Luxembourg, and we established valuation allowances of $23 million on certain net deferred tax assets in the U.S., India and Indonesia.

        Primarily as a result of a cumulative history of operating profits, we released certain valuation allowances in China and in certain U.S. state tax jurisdictions of $9 million and $2 million, respectively. Additionally, a partial valuation allowance release was recognized in Luxembourg for $12 million as a result of significant changes in estimated future taxable income resulting from changed circumstances.

        During 2012, we amended certain prior year U.S. federal income tax filings and claimed $31 million of additional U.S. foreign tax credits. Due to uncertainty regarding our ability to actually utilize these credits before they expire in 2015, we established a partial valuation allowance of $21 million against the incremental deferred tax asset.

        During 2011, we released valuation allowances of $27 million on certain net deferred tax assets in France and Spain (as a result of recent profitability in our Pigments business), Singapore (as a result of a cumulative history of operating profits), Australia (as a result of discontinuing the unprofitable portion of the business operations in that country) and Luxembourg (as a result of restructuring our internal treasury activities such that a portion of the deferred tax assets is more likely than not to be realized). During 2010, we released valuation allowances of $20 million on certain net deferred tax assets, principally in Australia (as a result of discontinuing the unprofitable portion of the business operations in that country) and Luxembourg (as a result of restructuring our internal treasury activities such that a portion of the deferred tax assets is more likely than not to be realized).

        Uncertainties regarding expected future income in certain jurisdictions could affect the realization of deferred tax assets in those jurisdictions and result in additional valuation allowances in future periods.

        The following is a summary of changes in the valuation allowance (dollars in millions):

	2012	2011	2010
Valuation allowance as of January 1	$768	$813	$861
Valuation allowance as of December 31	745	768	813

Net decrease	23	45	48
Foreign currency movements	7	(30)	1
(Decrease) increase to deferred tax assets with an offsetting (decrease) increase to valuation allowances	(16)	4	(27)

Change in valuation allowance per rate reconciliation	$14	$19	$22

Components of change in valuation allowance affecting tax expense:
Pre-tax income (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	$13	$(3)	$2
Releases of valuation allowances in various jurisdictions	24	27	20
Establishments of valuation allowances in various jurisdictions	(23)	(5)	—

Change in valuation allowance per rate reconciliation	$14	$19	$22

        The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2012	2011
Unrecognized tax benefits as of January 1	$39	$43
Gross increases and decreases—tax positions taken during a prior period	15	(3)
Gross increases and decreases—tax positions taken during the current period	9	3
Decreases related to settlements of amounts due to tax authorities	(3)	—
Reductions resulting from the lapse of statutes of limitation	(3)	(4)
Foreign currency movements	—	—

Unrecognized tax benefits as of December 31	$57	$39

        As of December 31, 2012 and 2011, the amount of unrecognized tax benefits which, if recognized, would affect the effective tax rate is $37 million and $31 million, respectively.

        In accordance with our accounting policy, we continue to recognize interest and penalties accrued related to unrecognized tax benefits in income tax expense.

	Year ended December 31,
	2012	2011	2010
Interest expense included in tax expense	$(1)	$5	$1
Penalties expense included in tax expense	—	—	—

	December 31,
	2012	2011
Accrued liability for interest	$10	$13
Accrued liability for penalties	1	2

        We conduct business globally and, as a result, we file income tax returns in U.S. federal, various U.S. state and various non-U.S. jurisdictions. The following table summarizes the tax years that remain subject to examination by major tax jurisdictions:

Tax Jurisdiction	Open Tax Years
China	2001 and later
France	2002 and later
India	2004 and later
Italy	2008 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2007 and later
United Kingdom	2009 and later
United States federal	2011 and later

        Certain of our U.S. and non-U.S. income tax returns are currently under various stages of audit by applicable tax authorities and the amounts ultimately agreed upon in resolution of the issues raised may differ materially from the amounts accrued.

        We estimate that it is reasonably possible that certain of our non-U.S. unrecognized tax benefits could change within 12 months of the reporting date with a resulting decrease in the unrecognized tax benefits within a reasonably possible range of $1 million to $19 million. For the 12-month period from the reporting date, we would expect that a substantial portion of the decrease in our unrecognized tax benefits would result in no corresponding benefit to our income tax expense.

        During 2012, we concluded and settled tax examinations in the U.S. (both federal and various states) and various non-U.S. jurisdictions including, but not limited to, Hong Kong, Thailand and Japan. During 2011, we concluded and effectively settled tax examinations in the U.S. (both federal and various states) and various non-U.S. jurisdictions including, but not limited to, Australia, China, France and Germany. During 2010, we concluded and settled tax examinations in the U.S. (both federal and various states) and various non-U.S. jurisdictions including, but not limited to, Belgium, Spain, Indonesia, Thailand and the U.K.

        For non-U.S. entities that were not treated as branches for U.S. tax purposes, we do not provide for income taxes on the undistributed earnings of these subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely. The undistributed earnings of foreign subsidiaries that are deemed to be permanently invested were approximately $215 million at December 31, 2012. It is not practicable to determine the unrecognized deferred tax liability on those earnings. We have material inter-company debt obligations owed by our non-U.S. subsidiaries to the U.S. We do not intend to repatriate earnings to the U.S. via dividend based on estimates of future domestic cash generation and our ability to return cash to the U.S. through payments of inter-company debt owned by our non-U.S. subsidiaries to the U.S. To the extent that cash is required in the U.S., rather than repatriate earnings to the U.S. via dividend, we expect to utilize our inter-company debt. If any earnings were repatriated via dividend, we would need to accrue and pay taxes on the distributions.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

PURCHASE COMMITMENTS

        We have various purchase commitments extending through 2023 for materials, supplies and services entered into in the ordinary course of business. Included in the purchase commitments table below are contracts which require minimum volume purchases that extend beyond one year or are renewable annually and have been renewed for 2012. Certain contracts allow for changes in minimum required purchase volumes in the event of a temporary or permanent shutdown of a facility. To the extent the contract requires a minimum notice period, such notice period has been included in the table below. The contractual purchase prices for substantially all of these contracts are variable based upon market prices, subject to annual negotiations. We have estimated our contractual obligations by using the terms of our 2012 pricing for each contract. We also have a limited number of contracts which require a minimum payment even if no volume is purchased. We believe that all of our purchase obligations will be utilized in our normal operations. For each of the years ended December 31, 2012, 2011 and 2010, we made minimum payments of nil under such take or pay contracts without taking the property.

        Total purchase commitments as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$1,138
2014	435
2015	237
2016	59
2017	59
Thereafter	30

$1,958

OPERATING LEASES

        We lease certain railcars, aircraft, equipment and facilities under long-term lease agreements. The total expense recorded under operating lease agreements in the accompanying consolidated statements of operations is approximately $79 million, $83 million and $62 million for 2012, 2011 and 2010, respectively, net of sublease rentals of approximately $4 million for each of 2012, 2011 and 2010, respectively.

        Future minimum lease payments under operating leases as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$79
2014	68
2015	53
2016	45
2017	40
Thereafter	60

$345

        Future minimum lease payments have not been reduced by minimum sublease rentals of $57 million due in the future under noncancelable subleases.

LEGAL MATTERS

Asbestos Litigation

        We have been named as a "premises defendant" in a number of asbestos exposure cases, typically claims by nonemployees of exposure to asbestos while at a facility. In the past, these cases typically have involved multiple plaintiffs bringing actions against multiple defendants, and the complaints have not indicated which plaintiffs were making claims against which defendants, where or how the alleged injuries occurred or what injuries each plaintiff claimed. These facts, which would be central to any estimate of probable loss, generally have been learned only through discovery.

        Where a claimant's alleged exposure occurred prior to our ownership of the relevant "premises," the prior owners generally have contractually agreed to retain liability for, and to indemnify us against, asbestos exposure claims. This indemnification is not subject to any time or dollar amount limitations. Upon service of a complaint in one of these cases, we tender it to the prior owner. Rarely do the complaints in these cases state the amount of damages being sought. The prior owner accepts responsibility for the conduct of the defense of the cases and payment of any amounts due to the claimants. In our nineteen-year experience with tendering these cases, we have not made any payment with respect to any tendered asbestos cases. We believe that the prior owners have the intention and ability to continue to honor their indemnity obligations, although we cannot assure you that they will continue to do so or that we will not be liable for these cases if they do not.

        The following table presents for the periods indicated certain information about cases for which service has been received that we have tendered to the prior owner, all of which have been accepted.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	1,080	1,116	1,138
Tendered during period	3	10	24
Resolved during period(1)	3	46	46
Unresolved at end of period	1,080	1,080	1,116
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

        We have never made any payments with respect to these cases. As of December 31, 2012, we had an accrued liability of approximately $10 million relating to these cases and a corresponding receivable of approximately $10 million relating to our indemnity protection with respect to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2012.

        Certain cases in which we are a premises defendant are not subject to indemnification by prior owners or operators. However, we may be entitled to insurance or other recoveries in some of these cases. The following table presents for the periods indicated certain information about these cases. Cases include all cases for which service has been received by us. Certain prior cases that were filed in error against us have been dismissed.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	36	37	39
Filed during period	21	11	5
Resolved during period	7	12	7
Unresolved at end of period	50	36	37

        We paid gross settlement costs for asbestos exposure cases that are not subject to indemnification of $559,000, $584,000 and $201,000 during the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, we had no accrual relating to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2012.

Antitrust Matters

        We have been named as a defendant in two class action civil antitrust suits filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland alleging that we and our co-defendants and other co-conspirators conspired to fix prices of titanium dioxide sold in the U.S. between at least March 1, 2002 and the present. The suits were subsequently consolidated. The other defendants named in this matter are DuPont, Kronos and Millennium. On August 28, 2012, the court certified a class consisting of all U.S. customers who purchased titanium dioxide directly from defendants since February 1, 2003, and notice was given to putative class members the week of January 14, 2013 after the Court of Appeals for the Fourth Circuit denied our petition to appeal the order certifying the class. Trial is set to begin September 9, 2013.

        The plaintiffs seek to recover on behalf of the class injunctive relief, treble damages, costs of suit and attorneys fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts material to us. Because of the overall complexity of these cases, we are unable to reasonably estimate any possible loss or range of loss with respect to these claims.

Product Delivery Claim

        We have been notified by a customer of potential claims related to our allegedly delivering a different product from that which it had ordered. Our customer claims that it was unaware that the different product had been delivered until after it had been used to manufacture materials which were subsequently sold. Originally, the customer stated that it had been notified of claims of up to an aggregate of €153 million (approximately $202 million) relating to this matter and believed that we may be responsible for all or a portion of these potential claims. Our customer has since resolved some of these claims and the aggregate amount of the current claims is now approximately €113 million (approximately $149 million). Based on the facts currently available to us, we believe that we are insured for any liability we may ultimately have in excess of $10 million. However, no assurance can be given regarding our ultimate liability or costs to us. We believe the range of possible loss to our Company in this matter to be between €0 and €113 million and have made no accrual with respect to this matter.

Indemnification Matter

        On July 3, 2012, Deutsche Bank Securities Inc. and Credit Suisse Securities (USA) LLC demanded that our parent indemnify them for claims brought by certain MatlinPatterson entities that were formerly our parent's shareholders in litigation filed June 19, 2012 in the 9th District Court in Montgomery County, Texas. The Banks assert that they are entitled to indemnification pursuant to the Agreement of Compromise and Settlement between the Banks and our parent, dated June 22, 2009, wherein the Banks and our parent settled claims that we brought relating to the failed merger with Hexion. Plaintiffs claim that the Banks knowingly made materially false representations about the nature of the financing for the acquisition of our parent by Hexion and that they suffered substantial losses to their 19 million shares of our parent's common stock as a result of the Banks' misrepresentations. Plaintiffs are asserting statutory fraud, common law fraud and aiding and abetting statutory fraud and are seeking actual damages, exemplary damages, costs and attorney's fees, pre-judgment and post-judgment interest. Our parent has denied the Banks' indemnification demand. On December 21, 2012, the court dismissed Plaintiffs' claims. Plaintiffs subsequently filed a motion for reconsideration and could still appeal the court's dismissal of their claims.

Other Proceedings

        We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in this report, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS	12 Months Ended
Dec. 31, 2012
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

20. ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

General

        We are subject to extensive federal, state, local and international laws, regulations, rules and ordinances relating to safety, pollution, protection of the environment, product management and distribution, and the generation, storage, handling, transportation, treatment, disposal and remediation of hazardous substances and waste materials. In the ordinary course of business, we are subject to frequent environmental inspections and monitoring and occasional investigations by governmental enforcement authorities. In addition, our production facilities require operating permits that are subject to renewal, modification and, in certain circumstances, revocation. Actual or alleged violations of safety laws, environmental laws or permit requirements could result in restrictions or prohibitions on plant operations or product distribution, substantial civil or criminal sanctions, as well as, under some environmental laws, the assessment of strict liability and/or joint and several liability. Moreover, changes in environmental regulations could inhibit or interrupt our operations, or require us to modify our facilities or operations. Accordingly, environmental or regulatory matters may cause us to incur significant unanticipated losses, costs or liabilities.

Environmental, Health and Safety Systems

        We are committed to achieving and maintaining compliance with all applicable EHS legal requirements, and we have developed policies and management systems that are intended to identify the multitude of EHS legal requirements applicable to our operations, enhance compliance with applicable legal requirements, ensure the safety of our employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although EHS legal requirements are constantly changing and are frequently difficult to comply with, these EHS management systems are designed to assist us in our compliance goals while also fostering efficiency and improvement and reducing overall risk to us.

EHS Capital Expenditures

        We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the years ended December 31, 2012, 2011 and 2010, our capital expenditures for EHS matters totaled $105 million, $92 million, and $85 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures are indicative of future amounts we may spend related to EHS and other applicable laws.

Remediation Liabilities

        We have incurred, and we may in the future incur, liability to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.

        Under CERCLA and similar state laws, a current or former owner or operator of real property may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France and Australia, can hold past owners and/or operators liable for remediation at former facilities. Currently, there are approximately 10 former facilities or third-party sites in the U.S. for which we have been notified of potential claims against us for cleanup liabilities, including, but not limited to, sites listed under CERCLA. Based on current information and past experiences at other CERCLA sites, we do not expect these third-party claims to have a material impact on our consolidated financial statements.

        One of these sites, the North Maybe Canyon Mine site, involves a former phosphorous mine near Soda Springs, Idaho, which is believed to have been operated by a predecessor company to us. In 2004, the U.S. Forest Service notified us that we are a CERCLA PRP for contaminated surface water at the site. In February 2010, we and Wells Cargo (another PRP) agreed to conduct a Remedial Investigation/Feasibility Study of a portion of the site and are currently engaged in that process. At this time, we are unable to reasonably estimate our potential liabilities at this site.

        In addition, under RCRA and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal. We are aware of soil, groundwater or surface contamination from past operations at some of our sites, and we may find contamination at other sites in the future. For example, our Port Neches, Texas, and Geismar, Louisiana, facilities are the subject of ongoing remediation requirements imposed under RCRA. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities, such as Australia, India, France, Hungary and Italy.

        By letter dated March 7, 2006, our former Base Chemicals and Polymers facility in West Footscray, Australia, was issued a clean-up notice by EPA Victoria due to concerns about soil and groundwater contamination emanating from the site. On August 23, 2010, EPA Victoria revoked the second clean-up notice and issued a revised notice that included a requirement for financial assurance for the remediation. We have reached agreement with the agency that a mortgage on the land will be held by the agency as financial surety during the period covered by the current clean-up notice, which ends on July 30, 2014. As of December 31, 2012, we had an accrued liability of $29 million related to estimated environmental remediation costs at this site. We can provide no assurance that the agency will not seek to institute additional requirements for the site or that additional costs will not be associated with the clean up.

Environmental Reserves

        We have accrued liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are calculated using present value techniques as appropriate and are based upon requirements placed upon us by regulators, available facts, existing technology and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. We had accrued $34 million and $36 million for environmental liabilities as of December 31, 2012 and 2011, respectively. Of these amounts, $10 million and $7 million were classified as accrued liabilities in our consolidated balance sheets as of December 31, 2012 and 2011, respectively, and $24 million and $29 million were classified as other noncurrent liabilities in our consolidated balance sheets as of December 31, 2012 and 2011, respectively. In certain cases, our remediation liabilities may be payable over periods of up to 30 years. We may incur losses for environmental remediation in excess of the amounts accrued; however, we are not able to estimate the amount or range of such potential excess.

REGULATORY DEVELOPMENTS

        The EU regulatory framework for chemicals, called "REACH", became effective in 2007 and is designed to be phased in gradually over 11 years. As a REACH-regulated company that manufactures in or imports more than one metric ton per year of a chemical substance into the European Economic Area, we were required to pre-register with the ECHA, such chemical substances and isolated intermediates to take advantage of the 11 year phase-in period. To meet our compliance obligations, a cross-business REACH team was established, through which we were able to fulfill all required pre-registrations and our first phase registrations by the November 30, 2010 deadline. While we continue our registration efforts to meet the next registration deadline of May 31, 2013, our REACH implementation team is now strategically focused on the authorization phase of the REACH process, directing its efforts to address "Substances of Very High Concern" and evaluating potential business implications. Where warranted, evaluation of substitute chemicals will be an important element of our ongoing manufacturing sustainability efforts. As a chemical manufacturer with global operations, we are also actively monitoring and addressing analogous regulatory regimes being considered or implemented outside of the EU, e.g. Korea and Taiwan.

        Although the total long-term cost for REACH compliance is unknown at this time, we spent approximately $8 million, $5 million and $9 million in 2012, 2011 and 2010, respectively, to meet the initial REACH requirements. We cannot provide assurance that these recent expenditures are indicative of future amounts that we may be required to spend for REACH compliance.

GREENHOUSE GAS REGULATION

        Globally, our operations are increasingly subject to regulations that seek to reduce emissions of GHGs, such as carbon dioxide and methane, which may be contributing to changes in the Earth's climate. At the most recent negotiations of the Conference of the Parties to the Kyoto Protocol, a limited group of nations, including the EU, agreed to a second commitment period for the Kyoto Protocol, an international treaty that provides for reductions in GHG emissions. More significantly, the European Union GHG Emissions Trading System, established pursuant to the Kyoto Protocol to reduce GHG emissions in the EU, has just entered its third phase and ongoing reforms at the EU level—including measures to prop up carbon credit prices and ban the use of certain types of certified emission reductions—may increase our operating costs. Australia has also adopted a carbon trading system that has been recognized for formal linkage with the EU trading system by 2018. Australia's GHG cap-and-trade program may impose compliance obligations upon our operations that may increase our operating costs. In the United States, California has commenced the first compliance period of its cap-and-trade program.

        Federal climate change legislation in the United States appears unlikely in the near-term. As a result, domestic efforts to curb GHG emissions will be led by the EPA's GHG regulations and the efforts of states. To the extent that our domestic operations are subject to the EPA's GHG regulations, we may face increased capital and operating costs associated with new or expanded facilities. Expansions of our existing facilities or construction of new facilities may be subject to the Clean Air Act's Prevention of Significant Deterioration requirements under the EPA's GHG "Tailoring Rule." Our facilities are also subject to the EPA's Mandatory Reporting of Greenhouse Gases rule, and the collection and reporting of GHG data may increase our operational costs.

        Under a consent decree with states and environmental groups, the EPA is due to propose new source performance standards (NSPS) for GHG emissions from refineries. These standards could significantly increase the costs of constructing or adding capacity to refineries and may ultimately increase the costs or decrease the supply of refined products. Either of these events could have an adverse effect on our business.

        We are already managing and reporting GHG emissions, to varying degrees, as required by law for our sites in locations subject to Kyoto Protocol obligations and/or EU emissions trading scheme requirements. Although these sites are subject to existing GHG legislation, few have experienced or anticipate significant cost increases as a result of these programs, although it is possible that GHG emission restrictions may increase over time. Potential consequences of such restrictions include capital requirements to modify assets to meet GHG emission restrictions and/or increases in energy costs above the level of general inflation, as well as direct compliance costs. Currently, however, it is not possible to estimate the likely financial impact of potential future regulation on any of our sites.

        Finally, it should be noted that some scientists have concluded that increasing concentrations of GHG in the earth's atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, droughts, and floods and other climatic events. If any of those effects were to occur, they could have an adverse effect on our assets and operations.

PORT NECHES FLARING MATTER

        As part of the EPA's national enforcement initiative on flaring operations and by letter dated October 12, 2012, the DOJ notified us that we were in violation of the CAA based on our response to a 2010 CAA Section 114 Information Request. The EPA has used the enforcement initiative to bring similar actions against refiners and other chemical manufacturers. Specifically, the EPA alleged violations of flare operations at our Port Neches, Texas facility from 2007-2012 against us that were not consistent with good pollution control practice and not in compliance with certain flare-related regulations. As a result of these findings, EPA referred this matter to the DOJ. We have been engaged in discussions with the DOJ and the EPA regarding these violations and are in the process of reviewing their allegations and assessing their claims. We are currently unable to determine the likelihood or magnitude of potential penalty or injunctive relief that may be incurred in resolving this matter.

STOCK-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLAN
STOCK-BASED COMPENSATION PLAN

22. STOCK-BASED COMPENSATION PLAN

        Under our parent's Stock Incentive Plan, a plan approved by the Huntsman Corporation stockholders, our parent may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2012, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2012, our parent had 8 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Compensation cost	26	22	24

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $6 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2012	2011	2010
Dividend yield	3.0%	2.3%	3.0%
Expected volatility	65.3%	65.6%	69.0%
Risk-free interest rate	1.3%	2.8%	3.1%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2012 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(902)	3.37
Forfeited	(289)	19.48

Outstanding at December 31, 2012	10,517	14.52	5.4	$42

Exercisable at December 31, 2012	8,390	14.56	4.5	39

        The weighted-average grant-date fair value of stock options granted during 2012, 2011 and 2010 was $6.36, $9.17 and $6.97 per option, respectively. As of December 31, 2012, there was $9 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.4 years.

        During the years ended December 31, 2012, 2011 and 2010, the total intrinsic value of stock options exercised was $10 million, $19 million and $14 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2011 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,402	)(1)	7.09	(760)	6.53
Forfeited	(30)		15.27	(85)	15.16

Nonvested at December 31, 2012	1,789		13.87	638	14.50

(1)
As of December 31, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during 2012. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2012, there was $18 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.5 years. The value of share awards that vested during the years ended December 31, 2012, 2011 and 2010 was $21 million, $23 million and $18 million, respectively.

OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE LOSS
OTHER COMPREHENSIVE LOSS

23. OTHER COMPREHENSIVE LOSS

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2012		2011		2010
	Accumulated loss	Loss	Accumulated loss	Loss	Loss
Foreign currency translation adjustments, net of tax of $7 and $11 as of December 31, 2012 and 2011, respectively	$268	$51	$217	$(79)	$23
Pension and other postretirement benefits adjustments, net of tax of $228 and $155 as of December 31, 2012 and 2011, respectively	(1,076)	(231)	(845)	(182)	(28)
Other comprehensive income (loss) of unconsolidated affiliates	7	(1)	8	1	—
Other, net	(3)	—	(3)	(2)	(2)

Total	(804)	(181)	(623)	(262)	(7)
Amounts attributable to noncontrolling interests	13	1	12	5	1

Amounts attributable to Huntsman International LLC	$(791)	$(180)	$(611)	$(257)	$(6)

        Items of other comprehensive loss of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25. DISCONTINUED OPERATIONS

AUSTRALIA STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. During 2010, we recorded additional closure costs of $6 million. Also during 2010, we recorded a $19 million loss from the recognition of cumulative currency translation losses upon the liquidation and substantial liquidation of foreign entities related to this business. Furthermore, we recorded an additional tax benefit of $28 million in 2010 related to the closure of this business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues	$37	$38	$52
Operating costs and expenses, net of credits	(47)	(44)	(85)
Nonoperating expenses		—	(19)

Operating loss	(10)	(6)	(52)
Income tax benefit	3	2	28

Loss from discontinued operations, net of tax	$(7)	$(4)	$(24)

        In 2006, product defect actions were filed against HCCA in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011.

        The results of our former Australian styrenics business were previously included in our Corporate and other segment and have been presented as discontinued operations in the accompanying consolidated statements of operations for all periods presented.

U.S. BASE CHEMICALS BUSINESS

        On November 5, 2007, we completed a disposition of our U.S. base chemicals businesses, which included our former olefins manufacturing assets located at Port Arthur, Texas. A captive ethylene unit at the retained Port Neches, Texas site of our Performance Products segment operations was not included in the sale. This asset, along with a long-term post-closing arrangement for the supply of ethylene and propylene from Flint Hills Resources to us, will continue to provide feedstock for our downstream derivative units.

        The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Other expenses	$—	$(1)	$(6)
Gain on insurance settlements, net	—	—	110

(Loss) income before income taxes	—	(1)	104
Income tax expense	—	—	(38)

(Loss) income from discontinued operations, net of tax	$—	$(1)	$66

        During 2010, we recorded a $110 million pretax gain in connection with the final settlement of insurance claims related to the 2006 fire at our former Port Arthur, Texas plant and a pretax gain of $7 million from the settlement of insurance claims related to the 2005 gulf coast storms. Of the $110 million payment, $34 million was reflected within the statement of cash flows as cash flows from investing activities and the remaining $76 million was reflected as cash flows from operating activities. The results of our former U.S. base chemicals business are included in discontinued operations for all periods presented. These 2010 insurance settlement gains were offset in part by income taxes and legal fees related to the arbitration of the fire insurance claim.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

        Our accompanying consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Sales to:
Unconsolidated affiliates	$223	$180	$201
Inventory purchases from:
Unconsolidated affiliates	565	465	369

        Pursuant to an agreement entered into in 2001, our subsidiary Airstar Corporation ("Airstar") subleases a Gulfstream IV-SP Aircraft (the "Aircraft") from Jstar Corporation ("Jstar"), a corporation wholly owned by Jon M. Huntsman. Jon M. Huntsman is the Executive Chairman and the father of our Chief Executive Officer, Peter R. Huntsman, and our director, Jon M. Huntsman, Jr. In 2011, this arrangement was extended for an additional 10 year period. In connection with this extension, monthly sublease payments from Airstar to Jstar were reduced from approximately $193,000 to approximately $115,000 and an aggregate of $13.8 million is payable through the end of the current 10 year lease term. These monthly sublease payments are used to fund financing costs paid by Jstar to a leasing company. An unrelated third party pays $2.4 million per year to our subsidiary for such third party's part-time use of the Aircraft (or an alternate owned by us if the Aircraft is unavailable), subject to an annual adjustment, which typically has been at least fair market value for the number of flight hours used by such third party. We bear all other costs of operating the Aircraft. In accordance with our Aircraft Use Policy, we have entered into aircraft time-sharing agreements with certain members of the Huntsman family, pursuant to which these persons pay for the costs of any personal use of the Aircraft by them.

        An agreement was reached prior to the initial public offering of our parent's common stock in February 2005 with the Huntsman Foundation, a private charitable foundation established by Jon M. and Karen H. Huntsman, to further the charitable interests of the Huntsman family, that we would donate our Salt Lake City office building and our option to acquire an adjacent undeveloped parcel of land to the foundation free of debt. On March 24, 2010, we completed this donation. At the time of the donation, the building had an appraised value of approximately $10 million. We continue to occupy and use a portion of the building under a lease pursuant to which we make annual lease payments of approximately $2 million to the Huntsman Foundation. During both 2012 and 2011, we made payments of approximately $2 million to the Huntsman Foundation under the lease. The lease expires on December 31, 2013, subject to two five-year extensions, at our option.

        Through May 2002, we paid the premiums on various life insurance policies for Jon M. Huntsman. These policies have been liquidated, and the cash values have been paid to Mr. Huntsman. Mr. Huntsman is indebted to us in the amount of approximately $2 million, which represents the insurance premiums paid on his behalf through May 2002. This amount is included in other noncurrent assets on the accompanying consolidated balance sheets.

OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

27. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. We have reported our operations through five segments: Polyurethanes, Advanced Materials, Textile Effects, Performance Products and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues:
Polyurethanes	$4,894	$4,434	$3,605
Performance Products	3,065	3,301	2,659
Advanced Materials	1,325	1,372	1,244
Textile Effects	752	737	787
Pigments	1,436	1,642	1,213
Eliminations	(285)	(265)	(258)

Total	$11,187	$11,221	$9,250

	Year ended December 31,
	2012	2011	2010
Segment EBITDA(1):
Polyurethanes	$726	$469	$319
Performance Products	360	385	363
Advanced Materials	54	125	143
Textile Effects	(49)	(199)	1
Pigments	352	501	205
Corporate and other(2)	(251)	(236)	(224)

Subtotal	1,192	1,045	807
Discontinued Operations(3)	(5)	(6)	53

Total	1,187	1,039	860
Interest expense, net	(238)	(262)	(248)
Income tax expense—continuing operations	(179)	(113)	(40)
Income tax benefit (expense)—discontinued operations	3	5	(10)
Depreciation and amortization	(408)	(416)	(382)

Net income attributable to
Huntsman International LLC	$365	$253	$180

Depreciation and Amortization:
Polyurethanes	$152	$160	$155
Performance Products	113	110	92
Advanced Materials	31	33	33
Textile Effects	23	27	26
Pigments	69	74	67
Corporate and other(2)	15	12	8

Subtotal	403	416	381
Discontinued Operations	5	—	1

Total	$408	$416	$382

	Year ended December 31,
	2012	2011	2010
Capital Expenditures:
Polyurethanes	$107	$85	$59
Performance Products	117	96	66
Advanced Materials	41	39	24
Textile Effects	27	34	23
Pigments	98	57	49
Corporate and other	22	19	15

Total	$412	$330	$236

	December 31,
	2012	2011
Total Assets:
Polyurethanes	$3,221	$3,086
Performance Products	2,449	2,340
Advanced Materials	1,366	1,307
Textile Effects	745	686
Pigments	1,562	1,384
Corporate and other	(473)	(473)

Total	$8,870	$8,330

(1)
Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

	Year ended December 31,
	2012	2011	2010
By Geographic Area Revenues(1):
United States	$3,347	$3,470	$2,777
China	1,040	944	881
Mexico	954	723	485
Germany	600	638	519
Italy	465	558	474
Other nations	4,781	4,888	4,114

Total	$11,187	$11,221	$9,250

	December 31,
	2012	2011
Long-lived assets(2):
United States	$1,299	$1,278
The Netherlands	351	310
United Kingdom	314	306
Saudi Arabia	231	243
Germany	201	205
China	169	162
Italy	164	152
Switzerland	163	166
France	154	126
Spain	147	157
Other nations	463	405

Total	$3,656	$3,510

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets consist of property, plant and equipment, net.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

28. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        The following condensed consolidating financial statements present, in separate columns, financial information for the following: Huntsman International (on a parent only basis), with its investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the nongurantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010. There are no contractual restrictions limiting transfers of cash from Guarantor subsidiaries to our Company. Each of the Guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$7	$2	$201	$—	$210
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	16	182	1,336	—	1,534
Accounts receivable from affiliates	1,733	3,907	101	(5,442)	299
Inventories	111	309	1,404	(5)	1,819
Prepaid expenses	10	7	43	(12)	48
Deferred income taxes	7	—	57	(13)	51
Other current assets	203	5	225	(211)	222

Total current assets	2,087	4,412	3,376	(5,683)	4,192
Property, plant and equipment, net	371	898	2,386	1	3,656
Investment in unconsolidated affiliates	5,413	1,360	159	(6,694)	238
Intangible assets, net	27	2	42	(1)	70
Goodwill	(18)	82	53	—	117
Deferred income taxes	248	—	224	(243)	229
Notes receivable from affiliates	21	941	2	(962)	2
Other noncurrent assets	72	139	156	(1)	366

Total assets	$8,221	$7,834	$6,398	$(13,583)	$8,870

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$87	$280	$734	$—	$1,101
Accounts payable to affiliates	2,987	1,111	1,406	(5,442)	62
Accrued liabilities	87	342	518	(224)	723
Deferred income taxes	—	45	9	(15)	39
Note payable to affiliate	100	—	—	—	100
Current portion of debt	15	—	273	—	288

Total current liabilities	3,276	1,778	2,940	(5,681)	2,313
Long-term debt	3,026	—	388	—	3,414
Notes payable to affiliates	595	—	965	(961)	599
Deferred income taxes	14	169	49	(62)	170
Other noncurrent liabilities	216	190	751	—	1,157

Total liabilities	7,127	2,137	5,093	(6,704)	7,653
Equity
Huntsman International LLC members' equity
Members' equity	3,109	4,689	2,262	(6,951)	3,109
Accumulated deficit	(1,224)	(243)	(354)	597	(1,224)
Accumulated other comprehensive (loss) income	(791)	1,251	(692)	(559)	(791)

Total Huntsman International LLC members' equity	1,094	5,697	1,216	(6,913)	1,094
Noncontrolling interests in subsidiaries	—	—	89	34	123

Total equity	1,094	5,697	1,305	(6,879)	1,217

Total liabilities and equity	$8,221	$7,834	$6,398	$(13,583)	$8,870

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$932	$3,443	$6,589	$—	$10,964
Related party sales	745	447	1,161	(2,130)	223

Total revenues	1,677	3,890	7,750	(2,130)	11,187
Cost of goods sold	1,424	3,003	6,849	(2,130)	9,146

Gross profit	253	887	901	—	2,041
Selling, general and administrative	191	120	623	—	934
Research and development	47	36	69	—	152
Other operating (income) expense	(5)	2	(3)	—	(6)
Restructuring, impairment and plant closing costs	4	7	81	—	92

Operating income	16	722	131	—	869
Interest (expense) income, net	(207)	42	(73)	—	(238)
Equity in income of investment in affiliates and subsidiaries	503	40	9	(545)	7
Loss on early extinguishment of debt	(80)	—	—	—	(80)
Other (expense) income	(12)	14	(1)	—	1

Income from continuing operations before income taxes	220	818	66	(545)	559
Income tax benefit (expense)	141	(243)	1	(78)	(179)

Income from continuing operations	361	575	67	(623)	380
Income (loss) from discontinued operations, net of tax	4	1	(12)	—	(7)

Income before extraordinary gain	365	576	55	(623)	373
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	2	—	2

Net income	365	576	57	(623)	375
Net income attributable to noncontrolling interests	—	—	(16)	6	(10)

Net income attributable to Huntsman International LLC	$365	$576	$41	$(617)	$365

Net income	$365	$576	$57	$(623)	$375
Other comprehensive loss	(180)	(250)	(148)	397	(181)
Comprehensive income attributable to noncontrolling interests	—	—	(16)	7	(9)

Comprehensive income (loss) attributable to Huntsman International LLC	$185	$326	$(107)	$(219)	$185

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$—	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	—	916
Research and development	50	34	82	—	166
Other operating expense (income)	35	(18)	(37)	—	(20)
Restructuring, impairment and plant closing costs	1	—	166	—	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	—	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	—	—	—	(7)
Other (expense) income	(35)	—	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	—	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	4	—	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	—	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

Net income	$253	$478	$86	$(557)	$260
Other comprehensive loss	(257)	(98)	(232)	325	(262)
Comprehensive income attributable to noncontrolling interests	—	(3)	(1)	2	(2)

Comprehensive (loss) income attributable to Huntsman International LLC	$(4)	377	$(147)	$(230)	$(4)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$—	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	—	855
Research and development	52	30	69	—	151
Other operating (income) expense	(34)	11	23	—	—
Restructuring, impairment and plant closing costs	1	3	25	—	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	—	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	—	—	—	(37)
Dividends income	1,569	—	—	(1,569)	—
Other (expense) income	(25)	—	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	—	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	—	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	—	—	(1)	—	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	—	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

Net income	$180	$371	$96	$(462)	$185
Other comprehensive (loss) income	(7)	1,539	—	(1,539)	(7)
Comprehensive income attributable to noncontrolling interests	—	(1)	(5)	2	(4)

Comprehensive income attributable to Huntsman International LLC	$173	1,909	$91	$(1,999)	$174

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$85	269	$508	$(2)	$860

Investing activities:
Capital expenditures	(23)	(111)	(278)	—	(412)
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(18)	—	(18)
Proceeds from sale of businesses/assets	—	—	6	—	6
Increase in receivable from affiliate	(108)	—	—	—	(108)
Investment in affiliate	225	(62)	48	(211)	—
Investment in unconsolidated affiliates	(3)	(100)	(24)	—	(127)
Cash received from unconsolidated affiliates	—	80	2	—	82
Other, net	—	1	(1)	(1)	(1)

Net cash provided by (used in) investing activities	91	(192)	(265)	(212)	(578)

Financing activities:
Net repayments under revolving loan facilities	—	—	(15)	—	(15)
Net borrowings on overdraft facilities	—	—	2	—	2
Repayments of short-term debt	—	—	(53)	—	(53)
Repayments of long-term debt	(625)	—	(69)	—	(694)
Proceeds from issuance of long-term debt	400	—	5	—	405
Repayments of notes payable to affiliate	(139)	—	—	—	(139)
Proceeds from notes payable to affiliate	299	—	—	—	299
Repayments of notes payable	(33)	—	(4)	—	(37)
Borrowings on notes payable	33	—	1	—	34
Debt issuance costs paid	(11)	—	—	—	(11)
Call premiums related to early extinguishment of debt	(2)	—	—	—	(2)
Contribution from parent	—	14	—	(14)	—
Distribution to parent	—	(87)	(138)	225	—
Dividends paid to parent	(96)	(2)	(1)	3	(96)
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	(3)	—	—	—	(3)

Net cash used in financing activities	(173)	(75)	(272)	214	(306)
Effect of exchange rate changes on cash	—	—	3	—	3

Increase (decrease) in cash and cash equivalents	3	2	(26)	—	(21)
Cash and cash equivalents at beginning of period	4	—	227	—	231

Cash and cash equivalents at end of period	$7	2	$201	$—	$210

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	—	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(34)	—	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Proceeds from sale of businesses/assets	—	8	40	—	48
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliates	(56)	(16)	—	72	—
Investment in unconsolidated affiliate	—	(26)	—	—	(26)
Cash received from unconsolidated affiliates	—	30	2	—	32
Other, net	—	—	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	—	—	(2)	—	(2)
Net borrowings on overdraft facilities	—	—	9	—	9
Repayments of short-term debt	—	—	(187)	—	(187)
Borrowings on short-term debt	—	—	162	—	162
Repayments of long-term debt	(305)	—	(103)	—	(408)
Proceeds from issuance of long-term debt	—	—	98	—	98
Repayments of notes payable to affiliate	(105)	—	—	—	(105)
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(6)	—	—	—	(6)
Contribution from parent	—	(32)	104	(72)	—
Dividends paid to parent	(79)	(2)	—	2	(79)
Dividends paid to noncontrolling interests	—	—	(9)	—	(9)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	—	—	(7)	—	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	—	(330)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$4	$—	$227	$—	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	—	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	—	34	—	—	34
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	14	—	14
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(65)	(13)	—	78	—
Investment in unconsolidated affiliates	—	(24)	(3)	—	(27)
Cash received from unconsolidated affiliates	—	26	5	—	31
Other, net	—	—	1	—	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	—	—	(6)	—	(6)
Revolving loan facility from A/R Programs	254	—	—	—	254
Net borrowings on overdraft facilities	—	—	(2)	—	(2)
Repayments of short-term debt	—	—	(175)	—	(175)
Borrowings on short-term debt	—	—	212	—	212
Repayments of long-term debt	(1,154)	—	(53)	—	(1,207)
Proceeds from issuance of long-term debt	894	—	29	—	923
Repayments of note payable to affiliate	(125)	—	—	—	(125)
Proceeds from notes payable to affiliate	110	—	—	—	110
Intercompany repayments	—	—	(5)	5	—
Repayments of notes payable	(38)	—	(15)	—	(53)
Borrowings on notes payable	33	—	13	—	46
Debt issuance costs paid	(29)	—	—	—	(29)
Call premiums paid related to early extinguishment of debt	(28)	—	—	—	(28)
Contribution from parent	—	—	83	(83)	—
Dividends paid to parent	—	(2)	—	2	—
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	—	—	(2)	—	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	—	—	4	—	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	—	(358)
Cash and cash equivalents at beginning of period	688	24	207	—	919

Cash and cash equivalents at end of period	$220	$9	$332	$—	$561

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

29. SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

        A summary of selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011 is as follows (dollars in millions):

	Three months ended
	March 31, 2012(1)	June 30, 2012	September 30, 2012(1)	December 31, 2012(1)(2)
Revenues	$2,913	$2,914	$2,741	$2,619
Gross profit	554	532	542	413
Restructuring, impairment and plant closing costs	—	5	47	40
Income (loss) from continuing operations	170	133	121	(44)
Income (loss) before extraordinary gain	166	131	120	(44)
Net income (loss)	166	131	121	(43)
Net income (loss) attributable to Huntsman International LLC	166	127	117	(45)

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(3)	December 31, 2011(4)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	63	117	(31)	104
(1)
During 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $5 million, $32 million and $1 million in the first, third and fourth quarters of 2012, respectively.

(2)
During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and ensure its long-term global competitiveness. In connection with this global transformational change program, we recorded charges of $28 million related primarily to workforce reduction costs.

  Also during the fourth quarter of 2012, we recorded a loss on early extinguishment of debt of $77 million in connection with the redemption of $400 million of our 2016 Senior Notes.

(3)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(4)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts
(Dollars in Millions)

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charges (Credits) to cost and expenses	Charged to other accounts	Deductions	Balance at End of Period
Allowance for Doubtful Accounts:
Year ended December 31, 2012	$46	$4	$(3)	$—	$47
Year ended December 31, 2011	52	(4)	(2)	—	46
Year ended December 31, 2010	56	6	(10)	—	52

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for Doubtful Trade Receivables	ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES An allowance for doubtful trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.
Asset Retirement Obligations

ASSET RETIREMENT OBLIGATIONS

        We accrue for asset retirement obligations, which consist primarily of landfill closure costs and asbestos abatement costs, in the period in which the obligations are incurred. Asset retirement obligations are accrued at estimated fair value. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded. See "Note 12. Asset Retirement Obligations."

Carrying Value of Long-Lived Assets

CARRYING VALUE OF LONG-LIVED ASSETS

        We review long-lived assets and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and we recognize an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved. See "Note 11. Restructuring, Impairment and Plant Closing Costs."

Cash and Cash Equivalents

CASH AND CASH EQUIVALENTS

        We consider cash in checking accounts and cash in short-term highly liquid investments with remaining maturities of three months or less at the date of purchase, to be cash and cash equivalents. Cash flows from discontinued operations are not presented separately in the accompanying consolidated statements of cash flows.

Cost of Goods Sold

COST OF GOODS SOLD

        We classify the costs of manufacturing and distributing our products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs also include, among other things, plant site operating costs and overhead (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight and warehousing costs are also included in cost of goods sold.

Derivatives and Hedging Activities

DERIVATIVES AND HEDGING ACTIVITIES

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive loss, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. Changes in the fair value of the hedge in the net investment of certain international operations are recorded in other comprehensive income, to the extent effective. The effectiveness of a cash flow hedging relationship is established at the inception of the hedge, and after inception we perform effectiveness assessments at least every three months. A derivative designated as a cash flow hedge is determined to be effective if the change in value of the hedge divided by the change in value of the hedged item is within a range of 80% to 125%. Hedge ineffectiveness in a cash flow hedge occurs only if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. For a derivative that does not qualify or has not been designated as a hedge, changes in fair value are recognized in earnings.

Environmental Expenditures

ENVIRONMENTAL EXPENDITURES

        Environmental related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and clean-up obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See "Note 20. Environmental, Health and Safety Matters."

Financial Instruments

FINANCIAL INSTRUMENTS

        The carrying amounts reported in the balance sheet for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

Foreign Currency Translation

FOREIGN CURRENCY TRANSLATION

        The accounts of our operating subsidiaries outside of the U.S., unless they are operating in highly inflationary economic environments, consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive loss.

        If a subsidiary operates in an economic environment that is considered to be highly inflationary (100% cumulative inflation over a three-year period), the U.S. dollar is considered to be the functional currency and gains and losses from remeasurement to the U.S. dollar from the local currency are included in the statement of operations. Where a subsidiary's operations are effectively run, managed, financed and contracted in U.S. dollars, such as certain finance subsidiaries outside of the U.S., the U.S. dollar is considered to be the functional currency.

        Foreign currency transaction gains and losses are recorded in other operating (income) expense in the consolidated statements of operations and were net losses of $4 million, $3 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions.

        We do not provide for income taxes or benefits on the undistributed earnings of our non-U.S. subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely.

        Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. We are required to determine if an income tax position meets the criteria of more-likely-than-not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires us to make significant judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more-likely-than-not we are required to make judgments and apply assumptions in order to measure the amount of the tax benefits to recognize. These judgments are based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the consolidated financial statements.

Intangible Assets and Goodwill

INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

        Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill is not subject to any method of amortization, but is tested for impairment annually (at the beginning of the third quarter) and when events and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When the fair value is less than the carrying value of the related reporting unit, we are required to reduce the amount of goodwill through a charge to earnings. Fair value is estimated using the market approach, as well as the income approach based on discounted cash flow projections. Goodwill has been assigned to reporting units for purposes of impairment testing.

Inventories	INVENTORIES Inventories are stated at the lower of cost or market, with cost determined using LIFO, first-in first-out, and average costs methods for different components of inventory.
Investment in Unconsolidated Affiliates

INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

Legal Costs	LEGAL COSTS We expense legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.
Other Noncurrent Assets

OTHER NONCURRENT ASSETS

        Other noncurrent assets consist primarily of spare parts, deferred debt issuance costs, the overfunded portion related to defined benefit plans for employees and capitalized turnaround costs. Debt issuance costs are amortized using the interest method over the term of the related debt.

Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

        Our consolidated financial statements include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

        Interest expense capitalized as part of plant and equipment was $4 million, $2 million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Periodic maintenance and repairs applicable to major units of manufacturing facilities (a "turnaround") are accounted for on the deferral basis by capitalizing the costs of the turnaround and amortizing the costs over the estimated period until the next turnaround. Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments and major repairs that materially extend the useful life of the assets are capitalized, and the assets replaced, if any, are retired.

Research and Development	RESEARCH AND DEVELOPMENT Research and development costs are expensed as incurred.
Revenue Recognition

REVENUE RECOGNITION

        We generate substantially all of our revenues through sales in the open market and long-term supply agreements. We recognize revenue when it is realized or realizable and earned. Revenue for product sales is recognized when a sales arrangement exists, risk and title to the product transfer to the customer, collectability is reasonably assured and pricing is fixed or determinable. The transfer of risk and title to the product to the customer usually occurs at the time shipment is made.

        Revenue arrangements that contain multiple deliverables, which relate primarily to licensing of technology, are evaluated to determine whether the arrangements should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting.

Securitization of Accounts Receivable

SECURITIZATION OF ACCOUNTS RECEIVABLE

        Under our A/R Programs, we grant an undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. This undivided interest serves as security for the issuance of debt. The A/R Programs provide for financing through a conduit program (in both U.S. dollars and euros). Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance on January 1, 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings beginning in 2010. See "Note 14. Debt—A/R Programs."

Stock-Based Compensation

STOCK-BASED COMPENSATION

        We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which the employee is required to provide services in exchange for the award. See "Note 22. Stock-Based Compensation Plan."

Subsequent Events	SUBSEQUENT EVENTS We have evaluated material subsequent events through the date these consolidated financial statements were issued.
Use of Estimates

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

Schedule of estimated useful lives or lease term of property, plant and equipment

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

BUSINESS COMBINATIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Russian MDI Acquisition
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

Estimated pro forma revenues and net income (loss) attributable

The following estimated pro forma revenues attributable to our Company would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2012	2011	2010
Revenues	$11,231	$11,257	$9,277

Laffans Petrochemicals Limited
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Estimated pro forma revenues and net income (loss) attributable

If this acquisition were to have occurred on January 1, 2010 the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Components of inventory

Inventories consisted of the following (dollars in millions):

	December 31,
	2012	2011
Raw materials and supplies	$484	$374
Work in progress	98	92
Finished goods	1,311	1,162

Total	1,893	1,628
LIFO reserves	(74)	(89)

Net	$1,819	$1,539

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2012	2011
Land	$151	$148
Buildings	666	629
Plant and equipment	6,270	6,058
Construction in progress	549	330

Total	7,636	7,165
Less accumulated depreciation	(3,980)	(3,655)

Net	$3,656	$3,510

INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2012	2011
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$111	$90
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	81	79
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	24	—
International Polyurethanes Investments B.V. (45%)(2)	—	17
Jurong Ningwu New Materials Development Co., Ltd. (30%)	12	10
Others	2	1

Total equity method investments	230	197
Cost Method:
International Diol Company (4.35%)	5	5
White Mountain Titanium Corporation (3%)	3	—

Total investments	$238	$202

(1)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

(2)
We began consolidating International Polyurethanes Investments B.V. as of July 3, 2012. See "Note 3. Business Combinations and Dispositions."

Sasol Huntsman GmbH and Co. KG
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

Summarized applicable financial information of Sasol-Huntsman is presented below (dollars in millions):

	Year ended December 31,
	2011(1)	2010
Revenues	$40	$108
Gross profit	7	14
Net income	(2)	10
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011. No balance sheet information was presented due to the consolidation of Sasol-Huntsman in 2011.

Others
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

Summarized applicable financial information of our other unconsolidated affiliates is presented below (dollars in millions):

	December 31,
	2012		2011	2010
Assets	$624		$621
Liabilities	257		285
Revenues	1,083	(1)	954	$936
Net income	17	(1)	22	10
(1)
Contains activity for International Polyurethanes Investments B.V. for the period from January 1, 2012 to the date of consolidation on July 3, 2012.

VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2012 and 2011 (dollars in millions):

	December 31,
	2012	2011
Current assets	$163	$140
Property, plant and equipment, net	378	403
Other noncurrent assets	61	61
Deferred income taxes	45	45
Intangible assets	19	23
Goodwill	16	15

Total assets	$682	$687

Current liabilities	$348	$145
Long-term debt	82	269
Deferred income taxes	8	9
Other noncurrent liabilities	102	110

Total liabilities	$540	$533

Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our consolidated balance sheet, before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

The gross carrying amount and accumulated amortization of intangible assets were as follows (dollars in millions):

	December 31, 2012			December 31, 2011
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$355	$318	$37	$363	$307	$56
Licenses and other agreements	41	16	25	39	14	25
Non-compete agreements	2	2	—	2	2	—
Other intangibles	68	60	8	48	36	12

Total	$466	$396	$70	$452	$359	$93

Schedule of estimated future amortization expense for intangible assets	Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending December 31
2013	$21
2014	13
2015	5
2016	5
2017	4

OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension assets	$1	$100
Debt issuance costs	29	31
Capitalized turnaround costs	127	141
Spare parts inventory	93	89
Catalyst assets	25	23
Deposits	33	31
Other	58	67

Total	$366	$482

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Payroll and related costs	$149	$158
Interest	34	49
Volume and rebate accruals	85	91
Income taxes	44	46
Taxes other than income taxes	87	61
Restructuring and plant closing costs	93	91
Environmental accruals	10	7
Pension liabilities	11	12
Other postretirement benefits	12	12
Self-insured casualty loss reserves	11	13
Deferred revenue	16	28
Legal reserve	15	15
Other miscellaneous accruals	156	111

Total	$723	$694

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

As of December 31, 2012, 2011 and 2010, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2010	$60	$2	$2	$11	$75
2010 charges for 2005 and prior initiatives	1	—	—	—	1
2010 charges for 2008 initiatives	1	—	—	—	1
2010 charges for 2009 initiatives	4	—	—	5	9
2010 charges for 2010 initiatives	22	—	—	1	23
Reversal of reserves no longer required	(6)	—	(1)	—	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	—	—	(2)
2010 payments for 2006 initiatives	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(7)	—	—	—	(7)
2010 payments for 2009 initiatives	(11)	—	—	(5)	(16)
2010 payments for 2010 initiatives	(1)	—	—	(2)	(3)
Net activity of discontinued operations	(26)	—	—	—	(26)
Foreign currency effect on liability balance	3	—	—	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	—	—	—	1
2011 charges for 2009 initiatives	1	—	—	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	—	1	1	89
Reversal of reserves no longer required	(5)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	(1)	—	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	—	—	—	(2)
2011 payments for 2009 initiatives	(6)	—	—	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	—	(1)	(21)
2011 payments for 2011 initiatives	(13)	—	—	(1)	(14)
Net activity of discontinued operations	—	—	—	(2)	(2)
Foreign currency effect on liability balance	(10)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	73	—	11	8	92
2012 charges for 2007 and prior initiatives	2	—	—	—	2
2012 charges for 2009 initiatives	1	—	—	4	5
2012 charges for 2010 initiatives	2	—	—	—	2
2012 charges for 2011 initiatives	4	5	—	6	15
2012 charges for 2012 initiatives	64	—	—	5	69
Reversal of reserves no longer required	(15)	—	—	(1)	(16)
2012 payments for 2007 and prior initiatives	(2)	—	—	(1)	(3)
2012 payments for 2009 initiatives	(1)	—	—	(5)	(6)
2012 payments for 2010 initiatives	(3)	—	(1)	—	(4)
2012 payments for 2011 initiatives	(25)	(6)	(1)	(5)	(37)
2012 payments for 2012 initiatives	(12)	—	—	(6)	(18)
Foreign currency effect on liability balance	2	1	—	1	4

Accrued liabilities as of December 31, 2012	$90	$—	$9	$6	$105

(1)
The total workforce reduction reserves of $90 million relate to the termination of 831 positions, of which 786 positions had not been terminated as of December 31, 2012.
(2)
Accrued liabilities remaining at December 31, 2012 and 2011 by year of initiatives were as follows (dollars in millions):

	December 31,
	2012	2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	34	63
2012 initiatives	53	—

Total	$105	$92

Accrued restructuring costs by type of initiative
(2)
Accrued liabilities remaining at December 31, 2012 and 2011 by year of initiatives were as follows (dollars in millions):

	December 31,
	2012	2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	34	63
2012 initiatives	53	—

Total	$105	$92

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2010	$2	$—	$7	$17	$11	$34	$4	$75
2010 charges for 2005 initiatives	—	—	—	—	1	—	—	1
2010 charges for 2008 initiatives	—	—	—	1	—	—	—	1
2010 charges for 2009 initiatives	—	—	1	—	8	—	—	9
2010 charges for 2010 initiatives	—	2	—	15	—	—	6	23
Reversal of reserves no longer required	—	—	(3)	(1)	(2)	—	(1)	(7)
2010 payments for 2005 initiatives	(1)	—	—	—	(1)	—	—	(2)
2010 payments for 2006 initiatives	—	—	—	(3)	—	—	—	(3)
2010 payments for 2008 initiatives	(1)	—	—	(5)	(1)	—	—	(7)
2010 payments for 2009 initiatives	—	—	(3)	(2)	(8)	—	(3)	(16)
2010 payments for 2010 initiatives	—	(1)	—	—	—	—	(2)	(3)
Net activity of discontinued operations	—	—	—	—	—	(26)	—	(26)
Foreign currency effect on liability balance	—	—	—	3	—	—	1	4

Accrued liabilities as of December 31, 2010	—	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	—	—	—	1	—	—	—	1
2011 charges for 2009 Initiatives	—	—	—	—	7	—	—	7
2011 charges for 2010 Initiatives	—	—	—	13	—	—	2	15
2011 charges for 2011 Initiatives	—	—	21	65	3	—	—	89
Reversal of reserves no longer required	—	—	(1)	(4)	—	—	—	(5)
2011 payments for 2006 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2011 payments for 2008 Initiatives	—	—	—	(1)	(1)	—	—	(2)
2011 payments for 2009 Initiatives	—	—	(1)	—	(11)	—	—	(12)
2011 payments for 2010 Initiatives	—	—	—	(15)	—	—	(6)	(21)
2011 payments for 2011 Initiatives	—	—	(7)	(5)	(2)	—	—	(14)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	—	—	(2)	(8)	—	—	—	(10)

Accrued liabilities as of December 31, 2011	—	1	12	69	3	6	1	92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 Initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 Initiatives	—	1	—	—	—	—	1	2
2012 charges for 2011 Initiatives	—	—	3	12	—	—	—	15
2012 charges for 2012 Initiatives	38	—	30	—	—	—	1	69
Reversal of reserves no longer required	—	—	—	(16)	—	—	—	(16)
2012 payments for 2007 and prior initiatives	—	—	—	(3)	—	—	—	(3)
2012 payments for 2009 Initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 Initiatives	—	(2)	—	(1)	—	—	(1)	(4)
2012 payments for 2011 Initiatives	—	—	(14)	(23)	—	—	—	(37)
2012 payments for 2012 Initiatives	(12)	—	(6)	—	—	—	—	(18)
Foreign currency effect on liability balance	1	—	2	2	(1)	—	—	4

Accrued liabilities as of December 31, 2012	$27	$—	$27	$42	$1	$6	$2	$105

Current portion of restructuring reserves	$27	$—	$26	$31	$1	$6	$2	$93
Long-term portion of restructuring reserve	—	—	1	11	—	—	—	12
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$3	$—	$17	$80	$—	$—	$—	$100
Estimated additional charges beyond one year	—	—	2	—	—	—	—	2

Cash and non-cash restructuring charges by initiative

Details with respect to cash and noncash restructuring charges for the years ended December 31, 2012, 2011 and 2010 by initiative are provided below (dollars in millions):

Cash charges:
2012 charges for 2007 and prior initiatives	$2
2012 charges for 2009 initiatives	5
2012 charges for 2010 initiatives	2
2012 charges for 2011 initiatives	15
2012 charges for 2012 initiatives	69
Reversal of reserves no longer required	(16)
Non-cash charges	15

Total 2012 Restructuring, Impairment and Plant Closing Costs	$92

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
Schedule of changes to asset retirement obligation liabilities

The following table describes changes to our asset retirement obligation liabilities, all of which were recorded in other noncurrent liabilities on the accompanying balance sheets (dollars in millions):

	December 31,
	2012	2011
Asset retirement obligation at beginning of year	$26	$24
Accretion expense	2	2
Liabilities incurred	2	—
Liabilities assumed in connection with the consolidation of a variable interest entity	—	2
Liabilities settled	(3)	(1)
Foreign currency effect on reserve balance	1	(1)

Asset retirement obligation at end of year	$28	$26

OTHER NONCURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NONCURRENT LIABILITIES
Schedule of components of other noncurrent liabilities

Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Pension liabilities	$830	$689
Other postretirement benefits	131	122
Environmental accruals	24	29
Restructuring and plant closing costs	12	1
Asset retirement obligations	28	26
Employee benefit accrual	34	22
Legal reserve	11	22
Other	87	92

Total	$1,157	$1,003

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT
Outstanding debt

Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Senior Credit Facilities:
Term loans	$1,565	$1,696
Amounts outstanding under A/R programs	241	237
Senior notes	568	472
Senior subordinated notes	892	976
HPS (China) debt	94	167
Variable interest entities	270	281
Other	72	113

Total debt—excluding debt to affiliates	$3,702	$3,942

Total current portion of debt	$288	$212
Long-term portion	3,414	3,730

Total debt—excluding debt to affiliates	$3,702	$3,942

Total debt—excluding debt to affiliates	$3,702	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	599	439

Total debt	$4,401	$4,481

Schedule of Senior Credit Facilities

As of December 31, 2012, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Extended Term Loan B, our Extended Term Loan B—Series 2, and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$—	(1)	$—	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	193		193		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B— Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		393		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3.0%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 2016 Senior Notes, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B—Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 2016 Senior Notes that remain outstanding during the three months prior to the maturity date of such notes.

Schedule of A/R Programs

Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2012
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $297)	€114 (approximately $151)	Applicable Rate plus 2.0%

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2012, we had approximately $5 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

As of December 31, 2012, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2016 Senior Notes	June 2016	5.50% (1)	$200 ($168 carrying value)
2020 Senior Notes	November 2020	4.875%	$400
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($542 carrying value)
(1)
The effective interest rate at issuance was 11.73%.

Redemption of Notes and Loss on Early Extinguishment of Debt

During the years ended December 31, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Scheduled maturities of our debt (excluding debt to affiliates)

The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316

$3,702

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE
Fair values of financial instruments

The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2012		2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contacts	18	18	27	27
Interest rate contracts	(18)	(18)	(17)	(17)
Long-term debt (including current portion)	(3,702)	(3,869)	(3,942)	(4,061)

Assets and liabilities are measured at fair value on a recurring basis

The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$14	$14	$—	$—
Derivatives:
Cross-currency interest rate contracts(1)	18	—	18	—

Total assets	$32	$14	$18	$—

Liabilities:
Derivatives:
Interest rate contracts(2)	$(18)	$—	$(18)	$—

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$—	$—
Derivatives:
Cross-currency interest rate contracts(1)	27	—	—	27

Total assets	$39	$12	$—	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$—	$(17)	$—

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the years ended December 31, 2012 and 2011.

Reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table shows a reconciliation of beginning and ending balances for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2012	$27
Transfers into Level 3	—
Transfers out of Level 3(1)	(27)
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	—
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2012	$—

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2012	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts
Beginning balance, January 1, 2011	$19
Transfers into or out of Level 3	—
Total gains (losses):
Included in earnings	—
Included in other comprehensive income (loss)	8
Purchases, sales, issuances and settlements	—

Ending balance, December 31, 2011	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$—

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our consolidated financial statements. These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

Schedule of gains and losses (realized and unrealized) included in earnings reported in interest expense and other comprehensive (loss) income

Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

	Interest expense	Other comprehensive income (loss)
2012
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2012	—	—

	Interest expense	Other comprehensive income (loss)
2011
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2011	—	8

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$834	$2,331	$761	$2,255	$128	$7	$129	$7
Service cost	26	32	23	44	4	—	3	—
Interest cost	42	102	44	110	6	—	7	1
Participant contributions	—	9	—	14	5	—	5	—
Plan amendments	(26)	—	—	(1)	—	—	—	—
Foreign currency exchange rate changes	—	80	—	(13)	—	—	—	(1)
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Curtailments	—	—	—	(38)	—	—	—	—
Special termination benefits	—	—	—	8	—	—	—	—
Actuarial loss	127	360	47	83	9	—	1	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	—	(17)	(1)

Benefit obligation at end of year	$958	$2,755	$834	$2,331	$136	$7	$128	$6

Change in plan assets
Fair value of plan assets at beginning of year	$538	$2,026	$517	$2,025	$—	$—	$—	$—
Actual return on plan assets	71	221	(7)	43	—	—	—	—
Foreign currency exchange rate changes	—	65	—	(10)	—	—	—	—
Participant contributions	—	9	—	14	5	—	5	—
Other	—	—	—	(1)	—	—	—	—
Company contributions	72	75	69	86	11	1	12	1
Settlements/transfers	—	(2)	—	(20)	—	—	—	—
Benefits paid	(45)	(157)	(41)	(111)	(16)	(1)	(17)	(1)

Fair value of plan assets at end of year	$636	$2,237	$538	$2,026	$—	$—	$—	$—

Funded status
Fair value of plan assets	$636	$2,237	$538	$2,026	$—	$—	$—	$—
Benefit obligation	958	2,755	834	2,331	136	7	128	6

Accrued benefit cost	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$1	$—	$100	$—	$—	$—	$—
Current liability	(6)	(5)	(6)	(6)	(11)	(1)	(12)	—
Noncurrent liability	(316)	(514)	(290)	(399)	(125)	(6)	(116)	(6)

	$(322)	$(518)	$(296)	$(305)	$(136)	$(7)	$(128)	$(6)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$449	$867	$368	$636	$32	$1	$25	$1
Prior service cost	(42)	4	(22)	2	(8)	—	(10)	—
Transition obligation	1	—	1	—	—	—	—	—

	$408	$871	$347	$638	$24	$1	$15	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$34	$50	$2	$—
Prior service cost	(6)	1	(3)	—

Total	$28	$51	$(1)	$—

Components of the net periodic benefit costs

Components of net periodic benefit costs for the years ended December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$26	$23	$21	$32	$44	$44
Interest cost	42	44	40	102	110	102
Expected return on plan assets	(48)	(47)	(42)	(133)	(140)	(121)
Amortization of prior service cost	(6)	(4)	(5)	(1)	(2)	(1)
Amortization of actuarial loss	21	16	11	28	21	19
Settlement loss	—	—	—	13	—	—
Special termination benefits	—	—	—		8	—

Net periodic benefit cost	$35	$32	$25	$41	$41	$43

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Service cost	$4	$3	$3	$—	$—	$—
Interest cost	7	7	7	1	1	—
Amortization of prior service cost	(3)	(3)	(3)	—	—	—
Amortization of actuarial loss	2	2	1	—	—	—

Net periodic benefit cost	$10	$9	$8	$1	$1	$—

Schedule of amounts recognized in net periodic benefit cost and other comprehensive loss (income)

The amounts recognized in net periodic benefit cost and other comprehensive loss as of December 31, 2012, 2011 and 2010 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$103	$101	$16	$272	$182	$20
Amortization of actuarial gain	(21)	(16)	(11)	(28)	(21)	(19)
Current year prior service cost	(26)	—	—	—	(2)	—
Amortization of prior service cost	6	4	4	1	2	1
Curtailment effects	—	—	—	—	(38)	—
Settlements	—	—	—	(13)	—	—

Total recognized in other comprehensive loss	62	89	9	232	123	2
Net periodic benefit cost	35	32	25	41	41	43

Total recognized in net periodic benefit cost and other comprehensive loss	$97	$121	$34	$273	$164	$45

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2012	2011	2010	2012	2011	2010
Current year actuarial loss	$9	$1	$5	$—	$—	$—
Amortization of actuarial gain	(2)	(1)	(2)	—	—	—
Amortization of prior service cost	3	2	3	—	—	—

Total recognized in other comprehensive loss	10	2	6	—	—	—
Net periodic benefit cost	10	9	8	1	1	—

Total recognized in net periodic benefit cost and other comprehensive loss	$20	$11	$14	$1	$1	$—

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.18%	5.30%	5.70%	3.38%	4.39%	4.69%
Rate of compensation increase	4.19%	3.88%	3.88%	3.34%	3.44%	3.38%
Net periodic pension cost
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Expected return on plan assets	8.00%	8.19%	8.20%	6.52%	6.62%	6.65%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	3.89%	5.09%	5.46%	5.79%	6.09%	6.69%
Net periodic pension cost
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$—	$—
Effect on postretirement benefit obligation	3.6	(3.1)

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$2,742	$1,897
Fair value of plan assets	636	538	2,223	1,492

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2012 and 2011 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2012	2011	2012	2011
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$958	$834	$1,751	$1,618
Accumulated benefit obligation	925	789	1,603	1,500
Fair value of plan assets	636	538	1,266	1,251

Schedule of expected future contributions and benefit payments

Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2013 expected employer contributions
To plan trusts	$73	$11	$81	$1
Expected benefit payments
2013	58	11	175	1
2014	54	11	98	1
2015	53	11	103	1
2016	55	11	105	1
2017	59	11	107	1
2018 - 2022	325	49	578	2

Schedule of plan assets measured at fair value on a recurring basis

The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$340	$195	$145	$—
Fixed income	196	116	80	—
Real estate/other	89	48	—	41
Cash	11	11	—	—

Total U.S. pension plan assets	$636	$370	$225	$41

Non-U.S. pension plans:
Equities	$862	$649	$213	$—
Fixed income	905	632	273	—
Real estate/other	357	27	303	27
Cash	113	112	1	—

Total non-U.S. pension plan assets	$2,237	$1,420	$790	$27

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$—
Fixed income	170	106	64	—
Real estate/other	72	45	—	27
Cash	2	2	—	—

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$—
Fixed income	923	304	619	—
Real estate/other	316	1	281	34
Cash	16	16	—	—

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$61	$52
Return on pension plan assets	4	(1)
Purchases, sales and settlements	10	10
Transfers in (out) of Level 3	(7)	—

Balance at end of period	$68	$61

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of period	$—	$1
Purchases, sales and settlements	—	(1)

Balance at end of period	$—	$—

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2013	Allocation at December 31, 2012	Allocation at December 31, 2011
U.S. pension plans:
Equities	54%	53%	55%
Fixed income	32%	31%	32%
Real estate/other	14%	14%	13%
Cash	—	2%	—

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	40%	38%	38%
Fixed income	40%	41%	46%
Real estate/other	19%	20%	15%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of Income tax expense (benefit)

The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
U.S.
Current	$52	$7	$(23)
Deferred	129	69	45
Non-U.S.
Current	51	63	41
Deferred	(53)	(26)	(23)

Total	$179	$113	$40

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total provision (benefit) for income taxes

The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income from continuing operations before income taxes	$559	$370	$184

Expected tax expense at U.S. statutory rate of 35%	$196	$130	$64
Change resulting from:
State tax expense (benefit) net of federal benefit	15	7	(4)
Non-U.S. tax rate differentials	1	6	(16)
Effects of non-U.S. operations	(1)	8	22
U.S. domestic manufacturing deduction	(8)	—	—
Unrealized currency exchange gains and losses	11	(5)	(6)
Effect of tax holidays	(12)	(1)	2
U.S. foreign tax credits, net of associated income and taxes	(21)	(4)	—
Tax authority audits and dispute resolutions	5	4	(16)
Change in valuation allowance	(14)	(19)	(22)
Other, net	7	(13)	16

Total income tax expense	$179	$113	$40

Schedule of components of income (loss) from continuing operations before income taxes

The components of income from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
U.S.	$494	$255	$38
Non-U.S.	65	115	146

Total	$559	$370	$184

Schedule of components of deferred income tax assets and liabilities

Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$819	$895
Pension and other employee compensation	288	254
Property, plant and equipment	69	77
Intangible assets	33	35
Foreign tax credits	113	82
Other, net	106	140

Total	$1,428	$1,483

Deferred income tax liabilities:
Property, plant and equipment	$(524)	$(515)
Pension and other employee compensation	—	(25)
Other, net	(88)	(107)

Total	$(612)	$(647)

Net deferred tax asset before valuation allowance	$816	$836
Valuation allowance	(745)	(768)

Net deferred tax asset	$71	$68

Current deferred tax asset	$51	$40
Current deferred tax liability	(39)	(29)
Non-current deferred tax asset	229	163
Non-current deferred tax liability	(170)	(106)

Net deferred tax asset	$71	$68

Schedule of changes in valuation allowance

The following is a summary of changes in the valuation allowance (dollars in millions):

	2012	2011	2010
Valuation allowance as of January 1	$768	$813	$861
Valuation allowance as of December 31	745	768	813

Net decrease	23	45	48
Foreign currency movements	7	(30)	1
(Decrease) increase to deferred tax assets with an offsetting (decrease) increase to valuation allowances	(16)	4	(27)

Change in valuation allowance per rate reconciliation	$14	$19	$22

Components of change in valuation allowance affecting tax expense:
Pre-tax income (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	$13	$(3)	$2
Releases of valuation allowances in various jurisdictions	24	27	20
Establishments of valuation allowances in various jurisdictions	(23)	(5)	—

Change in valuation allowance per rate reconciliation	$14	$19	$22

Schedule of reconciliation of unrecognized tax benefits

The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2012	2011
Unrecognized tax benefits as of January 1	$39	$43
Gross increases and decreases—tax positions taken during a prior period	15	(3)
Gross increases and decreases—tax positions taken during the current period	9	3
Decreases related to settlements of amounts due to tax authorities	(3)	—
Reductions resulting from the lapse of statutes of limitation	(3)	(4)
Foreign currency movements	—	—

Unrecognized tax benefits as of December 31	$57	$39

Schedule of interest and penalties accrued related to unrecognized tax benefits included in the income tax expense

	Year ended December 31,
	2012	2011	2010
Interest expense included in tax expense	$(1)	$5	$1
Penalties expense included in tax expense	—	—	—

	December 31,
	2012	2011
Accrued liability for interest	$10	$13
Accrued liability for penalties	1	2

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2001 and later
France	2002 and later
India	2004 and later
Italy	2008 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2007 and later
United Kingdom	2009 and later
United States federal	2011 and later

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments	Total purchase commitments as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$1,138
2014	435
2015	237
2016	59
2017	59
Thereafter	30

$1,958

Schedule of future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$79
2014	68
2015	53
2016	45
2017	40
Thereafter	60

$345

Schedule of cases for which service has been tendered and accepted

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	1,080	1,116	1,138
Tendered during period	3	10	24
Resolved during period(1)	3	46	46
Unresolved at end of period	1,080	1,080	1,116
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Unresolved at beginning of period	36	37	39
Filed during period	21	11	5
Resolved during period	7	12	7
Unresolved at end of period	50	36	37

STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLAN
Compensation cost from continuing operations under the Stock Incentive Plan	The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Compensation cost	26	22	24

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Year ended December 31,
	2012	2011	2010
Dividend yield	3.0%	2.3%	3.0%
Expected volatility	65.3%	65.6%	69.0%
Risk-free interest rate	1.3%	2.8%	3.1%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(902)	3.37
Forfeited	(289)	19.48

Outstanding at December 31, 2012	10,517	14.52	5.4	$42

Exercisable at December 31, 2012	8,390	14.56	4.5	39

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,402	)(1)	7.09	(760)	6.53
Forfeited	(30)		15.27	(85)	15.16

Nonvested at December 31, 2012	1,789		13.87	638	14.50

(1)
As of December 31, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during 2012. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE LOSS
Components of other comprehensive (loss) income

Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2012		2011		2010
	Accumulated loss	Loss	Accumulated loss	Loss	Loss
Foreign currency translation adjustments, net of tax of $7 and $11 as of December 31, 2012 and 2011, respectively	$268	$51	$217	$(79)	$23
Pension and other postretirement benefits adjustments, net of tax of $228 and $155 as of December 31, 2012 and 2011, respectively	(1,076)	(231)	(845)	(182)	(28)
Other comprehensive income (loss) of unconsolidated affiliates	7	(1)	8	1	—
Other, net	(3)	—	(3)	(2)	(2)

Total	(804)	(181)	(623)	(262)	(7)
Amounts attributable to noncontrolling interests	13	1	12	5	1

Amounts attributable to Huntsman International LLC	$(791)	$(180)	$(611)	$(257)	$(6)

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues	$37	$38	$52
Operating costs and expenses, net of credits	(47)	(44)	(85)
Nonoperating expenses		—	(19)

Operating loss	(10)	(6)	(52)
Income tax benefit	3	2	28

Loss from discontinued operations, net of tax	$(7)	$(4)	$(24)

U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Other expenses	$—	$(1)	$(6)
Gain on insurance settlements, net	—	—	110

(Loss) income before income taxes	—	(1)	104
Income tax expense	—	—	(38)

(Loss) income from discontinued operations, net of tax	$—	$(1)	$66

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

Our accompanying consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Sales to:
Unconsolidated affiliates	$223	$180	$201
Inventory purchases from:
Unconsolidated affiliates	565	465	369

OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues, EBITDA, depreciation and amortization, capital expenditures and total assets

The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues:
Polyurethanes	$4,894	$4,434	$3,605
Performance Products	3,065	3,301	2,659
Advanced Materials	1,325	1,372	1,244
Textile Effects	752	737	787
Pigments	1,436	1,642	1,213
Eliminations	(285)	(265)	(258)

Total	$11,187	$11,221	$9,250

	Year ended December 31,
	2012	2011	2010
Segment EBITDA(1):
Polyurethanes	$726	$469	$319
Performance Products	360	385	363
Advanced Materials	54	125	143
Textile Effects	(49)	(199)	1
Pigments	352	501	205
Corporate and other(2)	(251)	(236)	(224)

Subtotal	1,192	1,045	807
Discontinued Operations(3)	(5)	(6)	53

Total	1,187	1,039	860
Interest expense, net	(238)	(262)	(248)
Income tax expense—continuing operations	(179)	(113)	(40)
Income tax benefit (expense)—discontinued operations	3	5	(10)
Depreciation and amortization	(408)	(416)	(382)

Net income attributable to
Huntsman International LLC	$365	$253	$180

Depreciation and Amortization:
Polyurethanes	$152	$160	$155
Performance Products	113	110	92
Advanced Materials	31	33	33
Textile Effects	23	27	26
Pigments	69	74	67
Corporate and other(2)	15	12	8

Subtotal	403	416	381
Discontinued Operations	5	—	1

Total	$408	$416	$382

	Year ended December 31,
	2012	2011	2010
Capital Expenditures:
Polyurethanes	$107	$85	$59
Performance Products	117	96	66
Advanced Materials	41	39	24
Textile Effects	27	34	23
Pigments	98	57	49
Corporate and other	22	19	15

Total	$412	$330	$236

	December 31,
	2012	2011
Total Assets:
Polyurethanes	$3,221	$3,086
Performance Products	2,449	2,340
Advanced Materials	1,366	1,307
Textile Effects	745	686
Pigments	1,562	1,384
Corporate and other	(473)	(473)

Total	$8,870	$8,330

(1)
Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

Schedule of revenues and long-lived assets by geographical area

	Year ended December 31,
	2012	2011	2010
By Geographic Area Revenues(1):
United States	$3,347	$3,470	$2,777
China	1,040	944	881
Mexico	954	723	485
Germany	600	638	519
Italy	465	558	474
Other nations	4,781	4,888	4,114

Total	$11,187	$11,221	$9,250

	December 31,
	2012	2011
Long-lived assets(2):
United States	$1,299	$1,278
The Netherlands	351	310
United Kingdom	314	306
Saudi Arabia	231	243
Germany	201	205
China	169	162
Italy	164	152
Switzerland	163	166
France	154	126
Spain	147	157
Other nations	463	405

Total	$3,656	$3,510

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets consist of property, plant and equipment, net.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$7	$2	$201	$—	$210
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	16	182	1,336	—	1,534
Accounts receivable from affiliates	1,733	3,907	101	(5,442)	299
Inventories	111	309	1,404	(5)	1,819
Prepaid expenses	10	7	43	(12)	48
Deferred income taxes	7	—	57	(13)	51
Other current assets	203	5	225	(211)	222

Total current assets	2,087	4,412	3,376	(5,683)	4,192
Property, plant and equipment, net	371	898	2,386	1	3,656
Investment in unconsolidated affiliates	5,413	1,360	159	(6,694)	238
Intangible assets, net	27	2	42	(1)	70
Goodwill	(18)	82	53	—	117
Deferred income taxes	248	—	224	(243)	229
Notes receivable from affiliates	21	941	2	(962)	2
Other noncurrent assets	72	139	156	(1)	366

Total assets	$8,221	$7,834	$6,398	$(13,583)	$8,870

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$87	$280	$734	$—	$1,101
Accounts payable to affiliates	2,987	1,111	1,406	(5,442)	62
Accrued liabilities	87	342	518	(224)	723
Deferred income taxes	—	45	9	(15)	39
Note payable to affiliate	100	—	—	—	100
Current portion of debt	15	—	273	—	288

Total current liabilities	3,276	1,778	2,940	(5,681)	2,313
Long-term debt	3,026	—	388	—	3,414
Notes payable to affiliates	595	—	965	(961)	599
Deferred income taxes	14	169	49	(62)	170
Other noncurrent liabilities	216	190	751	—	1,157

Total liabilities	7,127	2,137	5,093	(6,704)	7,653
Equity
Huntsman International LLC members' equity
Members' equity	3,109	4,689	2,262	(6,951)	3,109
Accumulated deficit	(1,224)	(243)	(354)	597	(1,224)
Accumulated other comprehensive (loss) income	(791)	1,251	(692)	(559)	(791)

Total Huntsman International LLC members' equity	1,094	5,697	1,216	(6,913)	1,094
Noncontrolling interests in subsidiaries	—	—	89	34	123

Total equity	1,094	5,697	1,305	(6,879)	1,217

Total liabilities and equity	$8,221	$7,834	$6,398	$(13,583)	$8,870

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$932	$3,443	$6,589	$—	$10,964
Related party sales	745	447	1,161	(2,130)	223

Total revenues	1,677	3,890	7,750	(2,130)	11,187
Cost of goods sold	1,424	3,003	6,849	(2,130)	9,146

Gross profit	253	887	901	—	2,041
Selling, general and administrative	191	120	623	—	934
Research and development	47	36	69	—	152
Other operating (income) expense	(5)	2	(3)	—	(6)
Restructuring, impairment and plant closing costs	4	7	81	—	92

Operating income	16	722	131	—	869
Interest (expense) income, net	(207)	42	(73)	—	(238)
Equity in income of investment in affiliates and subsidiaries	503	40	9	(545)	7
Loss on early extinguishment of debt	(80)	—	—	—	(80)
Other (expense) income	(12)	14	(1)	—	1

Income from continuing operations before income taxes	220	818	66	(545)	559
Income tax benefit (expense)	141	(243)	1	(78)	(179)

Income from continuing operations	361	575	67	(623)	380
Income (loss) from discontinued operations, net of tax	4	1	(12)	—	(7)

Income before extraordinary gain	365	576	55	(623)	373
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	2	—	2

Net income	365	576	57	(623)	375
Net income attributable to noncontrolling interests	—	—	(16)	6	(10)

Net income attributable to Huntsman International LLC	$365	$576	$41	$(617)	$365

Net income	$365	$576	$57	$(623)	$375
Other comprehensive loss	(180)	(250)	(148)	397	(181)
Comprehensive income attributable to noncontrolling interests	—	—	(16)	7	(9)

Comprehensive income (loss) attributable to Huntsman International LLC	$185	$326	$(107)	$(219)	$185

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$—	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	—	916
Research and development	50	34	82	—	166
Other operating expense (income)	35	(18)	(37)	—	(20)
Restructuring, impairment and plant closing costs	1	—	166	—	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	—	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	—	—	—	(7)
Other (expense) income	(35)	—	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	—	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	4	—	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	—	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

Net income	$253	$478	$86	$(557)	$260
Other comprehensive loss	(257)	(98)	(232)	325	(262)
Comprehensive income attributable to noncontrolling interests	—	(3)	(1)	2	(2)

Comprehensive (loss) income attributable to Huntsman International LLC	$(4)	377	$(147)	$(230)	$(4)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$—	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	—	855
Research and development	52	30	69	—	151
Other operating (income) expense	(34)	11	23	—	—
Restructuring, impairment and plant closing costs	1	3	25	—	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	—	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	—	—	—	(37)
Dividends income	1,569	—	—	(1,569)	—
Other (expense) income	(25)	—	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	—	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	—	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	—	—	(1)	—	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	—	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

Net income	$180	$371	$96	$(462)	$185
Other comprehensive (loss) income	(7)	1,539	—	(1,539)	(7)
Comprehensive income attributable to noncontrolling interests	—	(1)	(5)	2	(4)

Comprehensive income attributable to Huntsman International LLC	$173	1,909	$91	$(1,999)	$174

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$85	269	$508	$(2)	$860

Investing activities:
Capital expenditures	(23)	(111)	(278)	—	(412)
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(18)	—	(18)
Proceeds from sale of businesses/assets	—	—	6	—	6
Increase in receivable from affiliate	(108)	—	—	—	(108)
Investment in affiliate	225	(62)	48	(211)	—
Investment in unconsolidated affiliates	(3)	(100)	(24)	—	(127)
Cash received from unconsolidated affiliates	—	80	2	—	82
Other, net	—	1	(1)	(1)	(1)

Net cash provided by (used in) investing activities	91	(192)	(265)	(212)	(578)

Financing activities:
Net repayments under revolving loan facilities	—	—	(15)	—	(15)
Net borrowings on overdraft facilities	—	—	2	—	2
Repayments of short-term debt	—	—	(53)	—	(53)
Repayments of long-term debt	(625)	—	(69)	—	(694)
Proceeds from issuance of long-term debt	400	—	5	—	405
Repayments of notes payable to affiliate	(139)	—	—	—	(139)
Proceeds from notes payable to affiliate	299	—	—	—	299
Repayments of notes payable	(33)	—	(4)	—	(37)
Borrowings on notes payable	33	—	1	—	34
Debt issuance costs paid	(11)	—	—	—	(11)
Call premiums related to early extinguishment of debt	(2)	—	—	—	(2)
Contribution from parent	—	14	—	(14)	—
Distribution to parent	—	(87)	(138)	225	—
Dividends paid to parent	(96)	(2)	(1)	3	(96)
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	(3)	—	—	—	(3)

Net cash used in financing activities	(173)	(75)	(272)	214	(306)
Effect of exchange rate changes on cash	—	—	3	—	3

Increase (decrease) in cash and cash equivalents	3	2	(26)	—	(21)
Cash and cash equivalents at beginning of period	4	—	227	—	231

Cash and cash equivalents at end of period	$7	2	$201	$—	$210

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	—	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(34)	—	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Proceeds from sale of businesses/assets	—	8	40	—	48
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliates	(56)	(16)	—	72	—
Investment in unconsolidated affiliate	—	(26)	—	—	(26)
Cash received from unconsolidated affiliates	—	30	2	—	32
Other, net	—	—	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	—	—	(2)	—	(2)
Net borrowings on overdraft facilities	—	—	9	—	9
Repayments of short-term debt	—	—	(187)	—	(187)
Borrowings on short-term debt	—	—	162	—	162
Repayments of long-term debt	(305)	—	(103)	—	(408)
Proceeds from issuance of long-term debt	—	—	98	—	98
Repayments of notes payable to affiliate	(105)	—	—	—	(105)
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(6)	—	—	—	(6)
Contribution from parent	—	(32)	104	(72)	—
Dividends paid to parent	(79)	(2)	—	2	(79)
Dividends paid to noncontrolling interests	—	—	(9)	—	(9)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	—	—	(7)	—	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	—	(330)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$4	$—	$227	$—	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	—	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	—	34	—	—	34
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	14	—	14
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(65)	(13)	—	78	—
Investment in unconsolidated affiliates	—	(24)	(3)	—	(27)
Cash received from unconsolidated affiliates	—	26	5	—	31
Other, net	—	—	1	—	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	—	—	(6)	—	(6)
Revolving loan facility from A/R Programs	254	—	—	—	254
Net borrowings on overdraft facilities	—	—	(2)	—	(2)
Repayments of short-term debt	—	—	(175)	—	(175)
Borrowings on short-term debt	—	—	212	—	212
Repayments of long-term debt	(1,154)	—	(53)	—	(1,207)
Proceeds from issuance of long-term debt	894	—	29	—	923
Repayments of note payable to affiliate	(125)	—	—	—	(125)
Proceeds from notes payable to affiliate	110	—	—	—	110
Intercompany repayments	—	—	(5)	5	—
Repayments of notes payable	(38)	—	(15)	—	(53)
Borrowings on notes payable	33	—	13	—	46
Debt issuance costs paid	(29)	—	—	—	(29)
Call premiums paid related to early extinguishment of debt	(28)	—	—	—	(28)
Contribution from parent	—	—	83	(83)	—
Dividends paid to parent	—	(2)	—	2	—
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	—	—	(2)	—	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	—	—	4	—	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	—	(358)
Cash and cash equivalents at beginning of period	688	24	207	—	919

Cash and cash equivalents at end of period	$220	$9	$332	$—	$561

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Summary of selected unaudited quarterly financial data

A summary of selected unaudited quarterly financial data for the years ended December 31, 2012 and 2011 is as follows (dollars in millions):

	Three months ended
	March 31, 2012(1)	June 30, 2012	September 30, 2012(1)	December 31, 2012(1)(2)
Revenues	$2,913	$2,914	$2,741	$2,619
Gross profit	554	532	542	413
Restructuring, impairment and plant closing costs	—	5	47	40
Income (loss) from continuing operations	170	133	121	(44)
Income (loss) before extraordinary gain	166	131	120	(44)
Net income (loss)	166	131	121	(43)
Net income (loss) attributable to Huntsman International LLC	166	127	117	(45)

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(3)	December 31, 2011(4)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	63	117	(31)	104
(1)
During 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $5 million, $32 million and $1 million in the first, third and fourth quarters of 2012, respectively.

(2)
During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and ensure its long-term global competitiveness. In connection with this global transformational change program, we recorded charges of $28 million related primarily to workforce reduction costs.

  Also during the fourth quarter of 2012, we recorded a loss on early extinguishment of debt of $77 million in connection with the redemption of $400 million of our 2016 Senior Notes.

(3)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(4)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.

GENERAL (Details)	12 Months Ended
Dec. 31, 2012 item
GENERAL
Number of Chinese chemical companies	3
Number of business segments	5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Cumulative inflation rate used to determine if economic environment is highly inflationary (as a percent)	100.00%
Period used to determine if economic environment is highly inflationary	3 years
Foreign currency transaction net losses	$ 4	$ 3	$ 2
Minimum
DERIVATIVES AND HEDGING ACTIVITIES
Minimum interval period of effectiveness assessments	3 months
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	80.00%
Maximum
DERIVATIVES AND HEDGING ACTIVITIES
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	125.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Patents and technology | Maximum
Intangible Assets
Estimated useful life	30 years
Patents and technology | Minimum
Intangible Assets
Estimated useful life	5 years
Trademarks | Maximum
Intangible Assets
Estimated useful life	30 years
Trademarks | Minimum
Intangible Assets
Estimated useful life	15 years
Licenses and other agreements | Maximum
Intangible Assets
Estimated useful life	15 years
Licenses and other agreements | Minimum
Intangible Assets
Estimated useful life	5 years
Other intangibles | Maximum
Intangible Assets
Estimated useful life	15 years
Other intangibles | Minimum
Intangible Assets
Estimated useful life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Buildings and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	10 years
Buildings and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	33 years
Plant and equipment
Property, Plant and Equipment
Interest expense capitalized as part of plant and equipment	$ 4	$ 2	$ 1
Plant and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Plant and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives	20 years

BUSINESS COMBINATIONS AND DISPOSITIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition	Nov. 30, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2010 Stereolithography resin and Digitalis machine manufacturing businesses
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 34		$ 11
Net sales related to the business acquired					23	17
Net loss associated with the business acquired					3
Cash received from 3D Systems Corporation								41
Revenues										7
Gain on sale included in other income		38	(8)						34
Goodwill derecognized due to sale of business								2
Goodwill recorded in conjunction with acquisition							$ 9

BUSINESS COMBINATIONS AND DISPOSITIONS (Details 2) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Jul. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2011 Russian MDI Acquisition USD ($)	Dec. 31, 2010 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition EUR (€)	Dec. 31, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2010 Laffans Petrochemicals Limited USD ($)	Apr. 02, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2012 Ciba's textile effects business USD ($)	Dec. 31, 2011 Ciba's textile effects business USD ($)	Dec. 31, 2010 Ciba's textile effects business USD ($)
Estimated pro forma revenues and net income attributable
Remaining percentage of noncontrolling interest acquired						55.00%	55.00%
Ownership interest immediately prior to acquisition (as a percent)						45.00%	45.00%
Fair value of previously noncontrolling interest						$ 13
Non-cash pretax loss on consolidation of Investment	4
Discount rate (as a percent)	17.00%
Terminal growth rate (as a percent)	4.00%
Acquisition cost
Cash payments made						16	13			23
Fair value of assets acquired and liabilities assumed:
Accounts receivable						2				9
Inventories						9				2
Other current assets						1				2
Property, plant and equipment						31				12
Intangible assets										3
Accounts payable						(4)				(3)
Accrued liabilities						(1)				(1)
Other noncurrent liabilities										(1)
Deferred income taxes						(2)
Long-term debt						(7)
Total fair value of net assets acquired						29				23
Revenues		28
Earnings		1
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			11,231	11,257	9,277			11,235	9,301
Net income attributable to business acquisition								254	181
Additional extraordinary gain (loss) on the acquisition											$ 2	$ 4	$ (1)

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories
Raw materials and supplies	$ 484		$ 374
Work in progress	98		92
Finished goods	1,311		1,162
Total	1,893		1,628
LIFO reserves	(74)		(89)
Net	1,819	[1]	1,539	[1]
Percentage of inventories recorded using the LIFO cost method	11.00%		12.00%
Inventory - non-monetary open exchange
Inventories
Total	$ 6		$ 3

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment
Total	$ 7,636		$ 7,165
Less accumulated depreciation	(3,980)		(3,655)
Net	3,656	[1]	3,510	[1]
Depreciation expense	375		374		340
Depreciation expense related to discontinued operations	5				1
Land
Property, Plant and Equipment
Total	151		148
Buildings
Property, Plant and Equipment
Total	666		629
Plant and equipment
Property, Plant and Equipment
Total	6,270		6,058
Construction in progress
Property, Plant and Equipment
Total	549		330
Assets under capital lease
Property, Plant and Equipment
Total	1		2
Less accumulated depreciation			$ (1)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended												12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Zamil Group	Dec. 31, 2012 International Diol Company	Dec. 31, 2011 International Diol Company	Dec. 31, 2012 White Mountain Titanium Corporation	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Arabian Amines Company lb	Dec. 31, 2012 Louisiana Pigment Company, L.P.	Dec. 31, 2011 Louisiana Pigment Company, L.P.	Dec. 31, 2012 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2012 BASF Huntsman Shanghai Isocyanate Investment BV SLIC	Dec. 31, 2012 International Polyurethanes Investments B.V.	Dec. 31, 2011 International Polyurethanes Investments B.V.	Dec. 31, 2012 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2011 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2012 Others	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2012 Nanjing Jinling Huntsman New Material Co., Ltd.	Nov. 13, 2012 Sinopec Jinling Joint venture to be completed in 2014
Investment in unconsolidated affiliates
Total equity method investments	$ 230	$ 197									$ 111	$ 90	$ 81	$ 79			$ 17	$ 12	$ 10	$ 2	$ 1		$ 24	$ 120
Ownership interest (as a percent)											50.00%		50.00%			45.00%		30.00%					49.00%
Investment in cost method unconsolidated affiliates					5	5	3
Ownership percentage in cost method unconsolidated affiliates					4.35%		3.00%
Total investments	238	202
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)															70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)															35.00%
Equity in income of investment in unconsolidated affiliates	7	8	24						18
Financial information of the entity's other unconsolidated affiliates
Assets																				624	621
Liabilities																				257	285
Revenues								40	108											1,083	954	936
Gross profit								7	14
Net Income								$ (2)	$ 10											$ 17	$ 22	$ 10
Other information
Huntsman share of joint venture (as a percent)				50.00%																				49.00%
Joint venture partner share of joint venture (as a percent)				50.00%																				51.00%
Approximate annual capacity of plant (in pounds)										60,000,000

VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 item		Dec. 31, 2011		Mar. 31, 2011	Dec. 31, 2012 Consolidated VIE's item	Dec. 31, 2011 Consolidated VIE's	Dec. 31, 2012 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG	Apr. 30, 2011 Arabian Amines Company
Identification of variable interest entities through investments and transactions
Number of joint ventures						4
Assets and liabilities of VIE
Current assets	$ 4,192		$ 3,761					$ 163	$ 140				$ 61
Property, plant and equipment, net	3,656	[1]	3,510	[1]		378	403	378	403				155
Other noncurrent assets	366	[1]	482	[1]		28	21	61	61
Deferred income taxes	229		163					45	45
Intangible assets	70	[1]	93	[1]		19	23	19	23				16
Goodwill	117		114					16	15				17
Total assets	8,870		8,330					682	687				249
Current liabilities	2,313		1,961					348	145				23
Long-term debt	3,414	[1]	3,730	[1]		77	264	82	269				93
Deferred income taxes	170		106					8	9				8
Other noncurrent liabilities	1,157	[1]	1,003	[1]		101	111	102	110				7
Total liabilities	7,653		7,239					540	533				131
Amount receivable after settlement of a dispute														11
Damages incurred due to the delayed initial acceptance of the plant														8
Reimbursement of capital expenditures for work left unfinished by the third party contractors														3
Total goodwill amount deductible for the tax purposes											12
Change in amount of goodwill due to a change in foreign currency exchange rate										1	2
Average useful life of all other intangible assets										18 years
Revenues											116
Earnings											7
Pro forma revenues											11,259	9,337
One time non cash gain											12
One-time noncash income tax expense recognized											2
Fair value of the noncontrolling interest					$ 61
Noncontrolling interest (as a percent)	100.00%												50.00%
Number of parents for which tax consequence adjustment is applicable	1
Huntsman share of joint venture (as a percent)										50.00%

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Carrying Amount	$ 466	$ 452
Accumulated Amortization	396	359
Net	70	93
Amortization expense	23	30	30
Estimated future amortization expense
2013	21
2014	13
2015	5
2016	5
2017	4
Patents, trademarks and technology
Intangible Assets
Carrying Amount	355	363
Accumulated Amortization	318	307
Net	37	56
Licenses and other agreements
Intangible Assets
Carrying Amount	41	39
Accumulated Amortization	16	14
Net	25	25
Non-compete agreements
Intangible Assets
Carrying Amount	2	2
Accumulated Amortization	2	2
Other intangibles
Intangible Assets
Carrying Amount	68	48
Accumulated Amortization	60	36
Net	$ 8	$ 12

OTHER NONCURRENT ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER NONCURRENT ASSETS
Pension assets	$ 1		$ 100
Debt issuance costs	29		31
Capitalized turnaround costs	127		141
Spare parts inventory	93		89
Catalyst assets	25		23
Deposits	33		31
Other	58		67
Total	366	[1]	482	[1]
Amortization expense of catalyst assets	$ 10		$ 12		$ 12

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ACCRUED LIABILITIES
Payroll and related costs	$ 149		$ 158
Interest	34		49
Volume and rebate accruals	85		91
Income taxes	44		46
Taxes other than income taxes	87		61
Restructuring and plant closing costs	93		91
Environmental accruals	10		7
Pension liabilities	11		12
Other postretirement benefits	12		12
Self-insured casualty loss reserves	11		13
Deferred Revenue	16		28
Legal reserve	15		15
Other miscellaneous accruals	156		111
Total	$ 723	[1]	$ 694	[1]

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																							12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2010 2006 initiatives	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 Workforce reductions item	Dec. 31, 2011 Workforce reductions	Dec. 31, 2010 Workforce reductions	Dec. 31, 2010 Workforce reductions 2005 initiatives and prior	Dec. 31, 2010 Workforce reductions 2006 initiatives	Dec. 31, 2011 Workforce reductions 2006 initiatives and prior	Dec. 31, 2011 Workforce reductions 2008 initiatives	Dec. 31, 2010 Workforce reductions 2008 initiatives	Dec. 31, 2012 Workforce reductions 2007 initiatives and prior	Dec. 31, 2012 Workforce reductions 2009 initiatives	Dec. 31, 2011 Workforce reductions 2009 initiatives	Dec. 31, 2010 Workforce reductions 2009 initiatives	Dec. 31, 2012 Workforce reductions 2010 initiatives	Dec. 31, 2011 Workforce reductions 2010 initiatives	Dec. 31, 2010 Workforce reductions 2010 initiatives	Dec. 31, 2012 Workforce reductions 2011 initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Dec. 31, 2012 Workforce reductions 2012 initiatives	Dec. 31, 2012 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2009 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning 2005 initiatives and prior	Dec. 31, 2011 Demolition and decommissioning 2010 initiatives	Dec. 31, 2012 Demolition and decommissioning 2011 initiatives	Dec. 31, 2010 Non-cancelable lease costs	Dec. 31, 2012 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs 2006 initiatives and prior	Dec. 31, 2012 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2012 Non-cancelable lease costs 2011 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs	Dec. 31, 2011 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Dec. 31, 2011 Other restructuring costs 2006 initiatives and prior	Dec. 31, 2012 Other restructuring costs 2007 initiatives and prior	Dec. 31, 2012 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2009 initiatives	Dec. 31, 2010 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2010 initiatives	Dec. 31, 2010 Other restructuring costs 2010 initiatives	Dec. 31, 2012 Other restructuring costs 2011 initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs 2012 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 92	$ 49	$ 75																$ 73	$ 36	$ 60																	$ 1	$ 2				$ 2	$ 9	$ 11						$ 8	$ 11	$ 11
Restructuring charges				1		1		1	2	5	7	9	2	15	23	15	89	69				1		1		1	2	1	1	4	2	2	22	4	87	64					2	5						10		1						4	6	5	1	1	6	1	5
Reversal of reserves no longer required	(16)	(5)	(7)																(15)	(5)	(6)																						(1)								(1)
Restructuring payments				(2)	(3)	(3)	(2)	(7)	(3)	(6)	(12)	(16)	(4)	(21)	(3)	(37)	(14)	(18)				(1)	(3)	(1)	(2)	(7)	(2)	(1)	(6)	(11)	(3)	(17)	(1)	(25)	(13)	(12)				(1)	(3)	(6)				(1)	(1)		(1)					(1)	(1)	(5)	(6)	(5)	(1)	(2)	(5)	(1)	(6)
Net activity of discontinued operations		(2)	(26)																		(26)																															(2)
Foreign currency effect on liability balance	4	(10)	4																2	(10)	3																1														1		1
Accrued liabilities at the end of the period	$ 105	$ 92	$ 49																$ 90	$ 73	$ 36																	$ 1	$ 2				$ 1	$ 9	$ 11						$ 6	$ 8	$ 11
Number of positions terminated																			831
Number of positions not terminated																			786

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued liabilities by initiatives
Accrued liabilities	$ 105	$ 92	$ 49	$ 75
2007 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	2	2
2009 initiatives
Accrued liabilities by initiatives
Accrued liabilities	7	11
2010 initiatives
Accrued liabilities by initiatives
Accrued liabilities	9	16
2011 initiatives
Accrued liabilities by initiatives
Accrued liabilities	34	63
2012 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 53

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended				12 Months Ended												12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2010 Corporate and other	Dec. 31, 2012 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 2005 initiatives	Dec. 31, 2010 2005 initiatives Polyurethanes	Dec. 31, 2010 2005 initiatives Pigments	Dec. 31, 2010 2006 initiatives	Dec. 31, 2010 2006 initiatives Textile Effects	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2012 2007 initiatives and prior Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Dec. 31, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Dec. 31, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other	Dec. 31, 2010 2005 initiatives and prior
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 92	$ 49	$ 75					$ 2	$ 1	$ 1	$ 12	$ 2	$ 7	$ 69	$ 25	$ 17	$ 3	$ 8	$ 11	$ 8	$ 34	$ 6	$ 4	$ 2	$ 1									$ 2									$ 11											$ 16											$ 63
Restructuring charges				1	32	5					38	20		4	22			10								1		1			1	1		2	2		1			1			5	7	9	1		1		4	7	8		2	15	23	1	2		13	15	1	2	6	15	89	3	21	12	65	3	69	38	30	1	1
Reversal of reserves no longer required	(16)	(5)	(7)									(1)	(3)	(16)	(4)	(1)			(2)				(1)
Restructuring payments																										(2)	(1)	(1)	(3)	(3)	(3)	(2)	(1)	(3)	(3)	(2)	(7)	(1)	(1)	(5)	(1)	(1)	(6)	(12)	(16)	(1)	(1)	(3)	(2)	(5)	(11)	(8)	(3)	(4)	(21)	(3)	(2)	(1)	(1)	(15)		(1)	(6)	(2)	(37)	(14)	(14)	(7)	(23)	(5)	(2)	(18)	(12)	(6)
Net activity of discontinued operations		(2)	(26)																	(2)	(26)
Foreign currency effect on liability balance	4	(10)	4				1				2	(2)		2	(8)	3	(1)						1
Accrued liabilities at the end of the period	105	92	49	27			27	2	1	1	27	12	2	42	69	25	1	3	8	6	8	6	5	2	1									2									7	11										9	16										34	63						53
Current portion of restructuring reserves	93	91		27			27				26			31			1					6		2
Long-term portion of restructuring reserve	12	1									1			11
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	100						3				17			80
Estimated additional charges beyond one year	$ 2										$ 2

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended				3 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended								12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended										12 Months Ended						12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2009 Advanced Materials	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects item	Dec. 31, 2009 Textile Effects	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2012 Pigments	Dec. 31, 2009 Pigments	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2010 Corporate and other	Dec. 31, 2012 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2009 Corporate and other	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2009 Discontinued Operations	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Dec. 31, 2010 Workforce reductions	Dec. 31, 2009 Workforce reductions	Dec. 31, 2012 Workforce reductions Polyurethanes	Dec. 31, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Dec. 31, 2010 Workforce reductions Performance Products	Dec. 31, 2012 Workforce reductions Corporate and other	Dec. 31, 2011 Workforce reductions Corporate and other	Dec. 31, 2010 Workforce reductions Corporate and other	Dec. 31, 2010 Decommissioning	Dec. 31, 2009 Decommissioning	Dec. 31, 2012 Decommissioning Textile Effects	Dec. 31, 2012 Pension curtailment gain Textile Effects	Dec. 31, 2011 Pension curtailment gain Textile Effects	Dec. 31, 2011 Simplification of the commercial organization and optimization of our distribution network Textile Effects	Dec. 31, 2012 Global transformational change program Advanced Materials	Dec. 31, 2012 Australian styrenics business Discontinued Operations	Dec. 31, 2011 Australian styrenics business Discontinued Operations	Dec. 31, 2010 Australian styrenics business Discontinued Operations	Dec. 31, 2012 Basel, Switzerland Advanced Materials	Dec. 31, 2010 Basel, Switzerland Textile Effects	Dec. 31, 2012 Basel, Switzerland Textile Effects	Dec. 31, 2011 Basel, Switzerland Textile Effects	Dec. 31, 2012 Basel, Switzerland Closure of facility Textile Effects	Dec. 31, 2011 Basel, Switzerland Closure of facility Textile Effects	Dec. 31, 2012 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany Workforce reductions Textile Effects	Dec. 31, 2010 Langweid, Germany Workforce reductions Textile Effects	Dec. 31, 2011 North Carolina consolidation Textile Effects	Dec. 31, 2011 North Carolina consolidation Workforce reductions	Dec. 31, 2011 Switzerland Consolidation Textile Effects	Dec. 31, 2012 Switzerland Consolidation Textile Effects	Dec. 31, 2012 Grimsby, U.K. plant Pigments	Dec. 31, 2011 Grimsby, U.K. plant Pigments	Dec. 31, 2010 Grimsby, U.K. plant Pigments	Dec. 31, 2011 Umbogintwini, South Africa plant Workforce reductions Pigments	Dec. 31, 2011 Huelva, Spain and Scarlino, Italy plants Workforce reductions Pigments	Dec. 31, 2012 Scarlino, Italy plant Pigments	Dec. 31, 2010 Scarlino, Italy plant Pigments	Dec. 31, 2012 Textile Effects Acquisition Textile Effects	Dec. 31, 2011 Textile Effects Acquisition Textile Effects	Dec. 31, 2010 Textile Effects Acquisition Textile Effects	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2011 2007 initiatives and prior	Dec. 31, 2012 2007 initiatives and prior Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Dec. 31, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Dec. 31, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Workforce reductions Advanced Materials	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other
Accrued restructuring costs by type of cost and initiative
Annualized fixed costs															$ 75
Restructuring charges												1	32	5			38	20			4	22			10																		38	1	62	2	2	2	5			9				28					15										4	12		4	7	7	3							1	1	1		2		2		1			1			5	7	9	1		1		4	7	8		2	15	23		13	15	1	2	1	2	6		15	89	3	21	12	65	3	69	38	30	1
Charges related to closure of St. Eons France facility																					2
Charges related to global transfer pricing initiative																					2
Reversal of reserves no longer required								(16)	(5)	(7)								(1)	(3)		(16)	(4)	(1)			(2)					(1)								(15)	(5)	(6)																									(16)	(4)																																																					(2)
Non-cash charges								15	60	2																																											11
Restructuring payments																																																																																					(3)	(2)	(1)	(3)		(3)	(2)	(7)	(1)	(1)	(5)	(1)	(1)	(6)	(12)	(16)	(1)	(1)	(3)	(2)	(5)	(11)	(8)	(3)	(4)	(21)	(3)	(1)	(15)		(2)	(1)	(1)	(6)	(2)		(37)	(14)	(14)	(7)	(23)	(5)	(2)	(18)	(12)	(6)
Total restructuring, impairment and plant closing costs	40	47	5	(4)	155	9	7	92	167	29
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year								100							3		17				80
Estimated additional charges																	19
Restructuring charges related to redesign																	3
Noncash charge related to pension settlement loss																	4
Pension curtailment gain																																																						38
Restructuring charges related to the simplification of the commercial organization and optimization of our distribution network																						5
Expected additional charges related to closure and workforce reductions																																																														80
Restructuring reserve	105			92				105	92	49	75	27			27	2	27	12	2	7	42	69	25	17	3	8	1	11	1	1	5	2	1	4	6	6	8	34	90	73	36	60				1				1	2				2		6	6	8	3	19		15	31	47			2	3	1			9					3	1	8	2	2	2					2	2									7	11										9	16											34	63						53
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility																						53
Restructuring reserve related to the streamlining of business																							$ 1
Number of new strategic business units resulting from streamlining of business																							2

ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes to asset retirement obligation liabilities
Asset retirement obligation at beginning of year	$ 26	$ 24
Accretion expense	2	2
Liabilities incurred	2
Liabilities assumed in connection with consolidation of a variable interest entity		2
Liabilities settled	(3)	(1)
Foreign currency effect on reserve balance	1	(1)
Asset retirement obligation at end of year	$ 28	$ 26

OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER NONCURRENT LIABILITIES
Pension liabilities	$ 830		$ 689
Other postretirement benefits	131		122
Environmental accruals	24		29
Restructuring and plant closing costs	12		1
Asset retirement obligations	28		26		24
Employee benefit accrual	34		22
Legal reserve	11		22
Other	87		92
Other noncurrent liabilities	$ 1,157	[1]	$ 1,003	[1]

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

DEBT (Details) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					1 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended															12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended							1 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 On or after August 17, 2020	Dec. 31, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Arabian Amines Company USD ($)	Dec. 31, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2012 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2012 Term loans Australian borrowings USD ($)	Mar. 31, 2012 Term loans Australian borrowings AUD	Dec. 31, 2012 Senior Credit Facilities USD ($)	Dec. 31, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2012 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2012 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2011 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2012 U.S. A/R Program USD ($)	Dec. 31, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2012 Senior subordinated notes USD ($)	Dec. 31, 2011 Senior subordinated notes USD ($)	Dec. 31, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Dec. 31, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Mar. 31, 2012 Revolving Facility	Dec. 31, 2012 Revolving Facility USD ($)	Mar. 06, 2012 Revolving Facility USD ($)	Dec. 31, 2012 Revolving Facility Maximum	Dec. 31, 2012 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2012 Revolving Facility Australian borrowings USD ($)	Mar. 31, 2012 Revolving Facility Australian borrowings AUD	Oct. 31, 2012 Term Loan B USD ($)	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Apr. 02, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B USD ($)	Dec. 31, 2012 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan C USD ($)	Apr. 02, 2012 Term Loan C USD ($)	Dec. 31, 2012 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Apr. 02, 2012 Extended Term Loan B USD ($)	Dec. 31, 2012 Extended Term Loan B USD ($)	Sep. 07, 2012 Extended Term Loans B Series 2 USD ($)	Jun. 30, 2012 Extended Term Loans B Series 2	Dec. 31, 2012 Extended Term Loans B Series 2 USD ($)	Jun. 03, 2012 Extended Term Loans B Series 2 USD ($)	Dec. 31, 2012 Intercompany Note USD ($)	Dec. 31, 2012 Intercompany Note Maximum	Dec. 31, 2012 Intercompany Note Minimum	Dec. 31, 2012 2016 Senior Notes, June 2016 USD ($)	Dec. 31, 2012 2020 Senior Notes, November 2020 USD ($)	Nov. 19, 2012 2020 Senior Notes, November 2020 USD ($)	Dec. 31, 2012 2020 Senior Notes, November 2020 Prior to August 17, 2020	Dec. 31, 2012 2020 Senior Notes, November 2020 Occurrence of certain change of control events	Dec. 31, 2012 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2012 Senior Subordinated Notes, March 2021 USD ($)	Dec. 31, 2012 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2012 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2012 Multi- purpose Islamic term facility Arabian Amines Company USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary AUD
Debt
Total debt - excluding debt to affiliates	$ 3,702		$ 3,942				$ 270	$ 281		$ 180	$ 1,565	$ 1,696						$ 241	$ 237												$ 568	$ 472	$ 892	$ 976	$ 94	$ 167						$ 72	$ 113																																				$ 126	472
Total current portion of debt	288	[1]	212	[1]			193	16																																																																									54
Long-term portion	3,414	[1]	3,730	[1]			77	264	93
Notes payable to affiliates-current	100		100
Notes payable to affiliates-noncurrent	599		439
Total debt	4,401		4,481
Decrease in the interest rate margin (as a percent)																																												0.50%
Undrawn commitment fee (as a percent)																																												0.50%
Committed amount before increase																																														300
Committed Amount													90	68																															400	400		6	5
Principal Outstanding																																																									193	346			419			637			342	346
Amount Outstanding																				90	90					151	114	147	114								8	56	354	30	190																193				393			637			342					200	400	400			350	530
Reference rate																				USD LIBOR or CP rate						GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR										LIBOR	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate				US LIBOR												US LIBOR				US LIBOR			US LIBOR			US LIBOR			LIBOR	U.S. A/R Program
Increase in the interest rate margin (as a percent)																																																																		3.00%
Aggregate principal of Term Loan B prior to amendment																																																								650
Reference rate (as a percent)																						1.65%	1.65%	1.50%	1.50%	2.00%	2.00%	2.00%	2.00%								0.48%	90.00%	90.00%						2.50%												1.50%				2.25%			2.50%			2.75%			(0.25%)	(0.10%)
Amount of letter of credit and bank guarantees issued and outstanding																														5															19
Weighted average interest rate at period end (as a percent)																	3.00%																							6.00%	6.00%
Interest rate (as a percent)																																					1.00%	6.00%	6.00%																																	5.50%	4.88%				8.63%	8.63%
Minimum number of months prior to the maturity date of the debt instrument																																																																								3 months
Prepayment of term loan																																																				50	58	3					4			6			4
Future percentage of amortization of the principal amount																																																																				1.00%
Amount repaid															12	12																					4	19	120	50	309									15	14				3					4			7																			27	26
Loss on early extinguishment of debt	80		7		37												2
Percentage of principal amount at which the entity may redeem some or all of the notes						100.00%																																																																					100.00%	101.00%
A/R Programs
Maximum Funding Availability																				250	250					297	225	291	225
Reduction in applicable margin on borrowings (as a percent)																						1.65%	1.65%	1.50%	1.50%	2.00%	2.00%	2.00%	2.00%
Debt instrument covenant consolidated leverage ratio																																															3.75
Accounts receivable pledged as collateral																		520	633
Carrying value																																																																								168						542
Effective interest rate (as a percent)																																																																								11.73%
Variable interest entity ownership percentage										50.00%
Percentage of guarantee, given by Zamil Group										100.00%
Percentage of interest in Zamil Group										50.00%
Outstanding loan due to Huntsman Corporation																																																																					695
Due to Huntsman Corporation, current																																																																					$ 100

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

DEBT (Details 2) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended			3 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 5.50% Senior Notes due 2016 USD ($)	Dec. 31, 2012 5.50% Senior Notes due 2016 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.50% Senior Subordinated Notes due 2015	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed					$ 400	$ 86	€ 64	$ 17	€ 12		$ 94	€ 70	$ 19	€ 14	$ 75	$ 100
Amount Paid (Excluding Accrued Interest)				400		87	65	17	12		96	71	19	14	77	102
Loss on early extinguishment of debt	80	7	37		77	1					2				2	3
Interest rate on long-term debt (as a percent)				5.50%	5.50%			7.50%	7.50%	7.50%	6.88%	6.88%	6.88%	6.88%	7.38%		7.38%
Scheduled maturities of our debt (excluding debt to affiliates)
2013	288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316
Total debt - excluding debt to affiliates	$ 3,702	$ 3,942

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended							9 Months Ended		9 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Forward foreign currency contracts USD ($)	Dec. 31, 2012 Interest rate contract Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Interest rate contract Designated as Hedging Instrument USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Dec. 31, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Dec. 31, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2009 Floating to fixed interest rate contract	Dec. 31, 2012 Floating to fixed interest rate contract USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2011 Floating to fixed interest rate contract USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum USD ($)	Dec. 31, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Dec. 31, 2011 Floating to fixed interest rate contract Maximum USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract Maximum EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Dec. 31, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Dec. 31, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2011 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 02, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 02, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts					$ 217	$ 263				$ 50		$ 36						$ 50																					$ 50		$ 50
Hedging period of interest rate contract									5 years				12 years				5 years
Fixed percentage to be paid under the hedge										2.80%		5.02%						2.60%		3.62%																		2.50%		2.50%
Variable rate basis										one-month LIBOR rate		LIBOR						one-month LIBOR rate		EURIBOR																		one-month LIBOR rate		one-month LIBOR rate
Fair value of the hedge										3	3	6		6				2	3																	4	1
Strike price (as a percent)																				3.62%
Notional amount of hedge																					62	47
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																					3	2	3	3
Additional (reduction of) interest expense due to changes in the fair value of the swap															(1)	1									(1)	(1)	2	2
Maximum maturity period of spot or forward exchange rate contracts					3 months
Changes in accumulated other comprehensive (loss) income							1	4
Period of reclassification from accumulated other comprehensive income (loss) to earnings							12 months
Approximate term of foreign currency contracts					1 month
Stated rate of interest (as a percent)																															8.63%	8.63%
Number of counterparties																															3	3
Amount paid to counterparties																													350
Amount received from counterparties																														255
Amount payable to counterparties on maturity of derivative contract																																		255
Amount receivable from counterparties on maturity of derivative contract																																	350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																															15
Equivalent annual rate of interest receivable (as a percent)																															8.63%	8.63%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																11
Equivalent annual rate of interest payable (as a percent)																															8.41%	8.41%
Fair value of the swap																															18				27
Euro-denominated debt and cross currency interest rate swap as a hedge of net investments	336			255
Amount of gain (loss) recognized on the hedge of net investments	(11)	5	34
Net euro assets	$ 1,431			€ 1,083

FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair values of financial instruments
Non-qualified employee benefit plan investments	$ 14	$ 12
Carrying Amount
Fair values of financial instruments
Non-qualified employee benefit plan investments	14	12
Long-term debt (including current portion)	(3,702)	(3,942)
Carrying Amount | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	18	27
Carrying Amount | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	(18)	(17)
Estimated Fair Value
Fair values of financial instruments
Non-qualified employee benefit plan investments	14	12
Long-term debt (including current portion)	(3,869)	(4,061)
Estimated Fair Value | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	18	27
Estimated Fair Value | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	$ (18)	$ (17)

FAIR VALUE (Details 2) (Recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value
Assets:
Total assets.	$ 32	$ 39
Liabilities:
Total liabilities	(18)	(17)
Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	18	27
Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets.	14	12
Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12
Significant other observable inputs (Level 2)
Assets:
Total assets.	18
Liabilities:
Total liabilities	(18)	(17)
Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	18
Significant unobservable inputs (Level 3)
Assets:
Total assets.		27
Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27

FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Transfer out of Level 3	$ (7)
Total (losses) gains
Changes in unrealized gains relating to assets at the end of the period, included in other comprehensive income (loss)		8
Textile Effects
Total (losses) gains
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility		53
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	27	19
Transfer out of Level 3	(27)
Total (losses) gains
Included in other comprehensive income (loss)		8
Balance at end of period		$ 27

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in balance sheet:
Noncurrent asset	$ 1	$ 100
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Period of additional annual pay credits	5 years
Change in plan assets
Fair value of plan assets at beginning of year	2,600
Fair value of plan assets at end of year	2,900
Funded status
Fair value of plan assets	2,900
Defined Benefit Plans | Minimum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	4.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	1.00%
Defined Benefit Plans | Maximum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	8.00%
U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	834	761
Service cost	26	23	21
Interest cost	42	44	40
Plan amendments	(26)
Actuarial loss	127	47
Benefits paid	(45)	(41)
Benefit obligation at end of year	958	834	761
Change in plan assets
Fair value of plan assets at beginning of year	538	517
Actual return on plan assets	71	(7)
Company contributions	72	69
Benefits paid	(45)	(41)
Fair value of plan assets at end of year	636	538	517
Funded status
Fair value of plan assets	636	538	517
Benefit obligation	958	834	761
Accrued benefit cost	(322)	(296)
Amounts recognized in balance sheet:
Current liability	(6)	(6)
Noncurrent liability	(316)	(290)
Total	(322)	(296)
Non-U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	2,331	2,255
Service cost	32	44	44
Interest cost	102	110	102
Participant contributions	9	14
Plan amendments		(1)
Foreign currency exchange rate changes	80	(13)
Settlements/transfers	(2)	(20)
Curtailments		(38)
Special termination benefits		(8)
Actuarial loss	360	83
Benefits paid	(157)	(111)
Benefit obligation at end of year	2,755	2,331	2,255
Change in plan assets
Fair value of plan assets at beginning of year	2,026	2,025
Actual return on plan assets	221	43
Foreign currency exchange rate changes	65	(10)
Participant contributions	9	14
Other		(1)
Company contributions	75	86
Settlements/transfers	(2)	(20)
Benefits paid	(157)	(111)
Fair value of plan assets at end of year	2,237	2,026	2,025
Funded status
Fair value of plan assets	2,237	2,026	2,025
Benefit obligation	2,755	2,331	2,255
Accrued benefit cost	(518)	(305)
Amounts recognized in balance sheet:
Noncurrent asset	1	100
Current liability	(5)	(6)
Noncurrent liability	(514)	(399)
Total	(518)	(305)
U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	128	129
Service cost	4	3	3
Interest cost	6	7	7
Participant contributions	5	5
Actuarial loss	9	1
Benefits paid	(16)	(17)
Benefit obligation at end of year	136	128	129
Change in plan assets
Participant contributions	5	5
Company contributions	11	12
Benefits paid	(16)	(17)
Funded status
Benefit obligation	136	128	129
Accrued benefit cost	(136)	(128)
Amounts recognized in balance sheet:
Current liability	(11)	(12)
Noncurrent liability	(125)	(116)
Total	(136)	(128)
Non-U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	6	7
Interest cost	1	1
Foreign currency exchange rate changes		(1)
Benefits paid	(1)	(1)
Benefit obligation at end of year	6	6
Change in plan assets
Company contributions	1	1
Benefits paid	(1)	(1)
Funded status
Benefit obligation	6	6
Accrued benefit cost	(7)	(6)
Amounts recognized in balance sheet:
Current liability	(1)
Noncurrent liability	(6)	(6)
Total	$ (7)	$ (6)

EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 449	$ 368
Prior service cost	(42)	(22)
Transition obligation	1	1
Total	408	347
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	34
Prior service cost	(6)
Total	28
Components of net periodic benefit cost
Service cost	26	23	21
Interest cost	42	44	40
Expected return on plan assets	(48)	(47)	(42)
Amortization of prior service cost	(6)	(4)	(5)
Amortization of actuarial loss	21	16	11
Net periodic benefit cost	35	32	25
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	867	636
Prior service cost	4	2
Total	871	638
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	50
Prior service cost	1
Total	51
Components of net periodic benefit cost
Service cost	32	44	44
Interest cost	102	110	102
Expected return on plan assets	(133)	(140)	(121)
Amortization of prior service cost	(1)	(2)	(1)
Amortization of actuarial loss	28	21	19
Settlement loss	13
Special termination benefits		8
Net periodic benefit cost	41	41	43
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	32	25
Prior service cost	(8)	(10)
Total	24	15
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(3)
Total	(1)
Components of net periodic benefit cost
Service cost	4	3	3
Interest cost	6	7	7
Amortization of prior service cost	(3)	(3)	(3)
Amortization of actuarial loss	2	2	1
Net periodic benefit cost	10	9	8
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	1	1
Total	1	1
Components of net periodic benefit cost
Interest cost	1	1
Net periodic benefit cost	$ 1	$ 1

EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 103	$ 101	$ 16
Amortization of actuarial gain	(21)	(16)	(11)
Current year prior service cost	(26)
Amortization of prior service cost	6	4	4
Total recognized in other comprehensive loss (income)	62	89	9
Net periodic benefit cost	35	32	25
Total recognized in net periodic benefit cost and other comprehensive loss (income)	97	121	34
Projected benefit obligation:
Discount rate (as a percent)	4.18%	5.30%	5.70%
Rate of compensation increase (as a percent)	4.19%	3.88%	3.88%
Net periodic pension cost:
Discount rate (as a percent)	5.30%	5.70%	5.90%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.88%
Expected return on plan assets (as a percent)	8.00%	8.19%	8.20%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	272	182	20
Amortization of actuarial gain	(28)	(21)	(19)
Current year prior service cost		(2)
Amortization of prior service cost	1	2	1
Curtailment effects		(38)
Settlements	(13)
Total recognized in other comprehensive loss (income)	232	123	2
Net periodic benefit cost	41	41	43
Total recognized in net periodic benefit cost and other comprehensive loss (income)	273	164	45
Projected benefit obligation:
Discount rate (as a percent)	3.38%	4.39%	4.69%
Rate of compensation increase (as a percent)	3.34%	3.44%	3.38%
Net periodic pension cost:
Discount rate (as a percent)	4.39%	4.69%	4.94%
Rate of compensation increase (as a percent)	3.44%	3.38%	3.23%
Expected return on plan assets (as a percent)	6.52%	6.62%	6.65%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	9	1	5
Amortization of actuarial gain	(2)	(1)	(2)
Amortization of prior service cost	3	2	3
Total recognized in other comprehensive loss (income)	10	2	6
Net periodic benefit cost	10	9	8
Total recognized in net periodic benefit cost and other comprehensive loss (income)	20	11	14
Projected benefit obligation:
Discount rate (as a percent)	3.89%	5.09%	5.46%
Net periodic pension cost:
Discount rate (as a percent)	5.09%	5.46%	5.59%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Net periodic benefit cost	1	1
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 1	$ 1
Projected benefit obligation:
Discount rate (as a percent)	5.79%	6.09%	6.69%
Net periodic pension cost:
Discount rate (as a percent)	6.09%	6.69%	7.47%

EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected benefit payments:
Net transfer out of Level 3 assets due to a change in the significance of unobservable inputs for several investments	$ 7
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	958	834
Fair value of plan assets	636	538
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	958	834
Accumulated benefit obligation	925	789
Fair value of plan assets	636	538
2013 expected employer contributions:
To plan trusts	73
Expected benefit payments:
2013	58
2014	54
2015	53
2016	55
2017	59
2018 - 2022	325
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	2,742	1,897
Fair value of plan assets	2,223	1,492
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,751	1,618
Accumulated benefit obligation	1,603	1,500
Fair value of plan assets	1,266	1,251
2013 expected employer contributions:
To plan trusts	81
Expected benefit payments:
2013	175
2014	98
2015	103
2016	105
2017	107
2018 - 2022	578
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.50%	7.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, Increase	3.6
Effect on postretirement benefit obligation, Decrease	(3.1)
U.S. Other Postretirement Benefit Plans
2013 expected employer contributions:
To plan trusts	11
Expected benefit payments:
2013	11
2014	11
2015	11
2016	11
2017	11
2018 - 2022	49
Non-U.S. Other Postretirement Benefit Plans
2013 expected employer contributions:
To plan trusts	1
Expected benefit payments:
2013	1
2014	1
2015	1
2016	1
2017	1
2018 - 2022	$ 2

EMPLOYEE BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed income | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period		$ 1
Purchases, sales and settlements		(1)
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	61	52
Return on pension plan assets	4	(1)
Purchases, sales and settlements	10	10
Transfers in and/or out of Level 3	(7)
Balance at end of period	68	61
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,900	2,600
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.52%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.20%
U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	636	538	517
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.00%	8.19%	8.20%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	636	538
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	370	319
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	225	192
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	41	27
U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	54.00%
Actual allocation (as a percent)	53.00%	55.00%
U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	340	294
U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	195	166
U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	145	128
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	32.00%
Actual allocation (as a percent)	31.00%	32.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	196	170
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	116	106
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	80	64
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	14.00%
Actual allocation (as a percent)	14.00%	13.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	89	72
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	48	45
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	41	27
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Actual allocation (as a percent)	2.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	11	2
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	11	2
Non-U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,237	2,026	2,025
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.52%	6.62%	6.65%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,237	2,026
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,420	682
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	790	1,310
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	34
Non-U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	38.00%	38.00%
Non-U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	862	771
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	649	361
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	213	410
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	41.00%	46.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	905	923
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	632	304
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	273	619
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	19.00%
Actual allocation (as a percent)	20.00%	15.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	357	316
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	1
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	303	281
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	34
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	1.00%
Actual allocation (as a percent)	1.00%	1.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	113	16
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	112	16
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	$ 1

EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 14	$ 14	$ 14
SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN
Maximum percentage of salary which participant can defer under Huntsman supplemental deferral plan	75.00%
Carrying amount of assets included in other noncurrent assets	14	12
Deferred compensation expense	$ 1	$ 1	$ 1
STOCK-BASED INCENTIVE PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32.6
Money purchase pension plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	8.00%
Salary deferral plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	2.00%
Employer matching contribution as a percentage of employee's contribution	50.00%
Salary deferral plan for new hires
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	4.00%
Employer matching contribution as a percentage of employee's contribution	100.00%
Period of service, to be achieved by the employees, to participate in the plan	6 years

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S.
Current	$ 52	$ 7	$ (23)
Deferred	129	69	45
Non-U.S.
Current	51	63	41
Deferred	(53)	(26)	(23)
Total income tax expense	179	113	40
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate to the provision (benefit) for income taxes
Income (loss) from continuing operations before income taxes	559	370	184
Expected tax expense at U.S. statutory rate of 35%	196	130	64
Change resulting from:
State tax expense (benefit) net of federal benefit	15	7	(4)
Non-U.S. tax rate differentials	1	6	(16)
Effects of non-U.S. operations	(1)	8	22
U.S. domestic manufacturing deduction	(8)
Unrealized currency exchange gains and losses	11	(5)	(6)
Effect of tax holidays	(12)	(1)	2
U.S. foreign tax credits, net of associated income and taxes	(21)	(4)
Tax authority audits and dispute resolutions	5	4	(16)
Change in valuation allowance	(14)	(19)	(22)
Other, net	7	(13)	16
Total income tax expense	179	113	40
U.S. income tax statutory rate (as a percent)	35.00%	35.00%	35.00%
Income tax expense (benefit)-discontinued operations	3	5	(10)
Number of non-U.S. tax jurisdictions in which the entity is operating	42
Component of income (loss) from continuing operations before income taxes
U.S.	494	255	38
Non-U.S.	65	115	146
Income from continuing operations before income taxes	559	370	184
Deferred income tax assets:
Net operating loss carryforwards	819	895
Pension and other employee compensation	288	254
Property, plant and equipment	69	77
Intangible assets	33	35
Foreign tax credits	113	82
Other, net	106	140
Total	1,428	1,483
Deferred income tax liabilities:
Property, plant and equipment	(524)	(515)
Pension and other employee compensation		(25)
Other, net	(88)	(107)
Total	(612)	(647)
Net deferred tax asset before valuation allowance	816	836
Valuation allowance	(745)	(768)	(813)	(861)
Net deferred tax assets (liability)	71	68
Current deferred tax asset	51	40
Current deferred tax liability	(39)	(29)
Non-current deferred tax asset	229	163
Non-current deferred tax liability	(170)	(106)
Australian styrenics business
Change resulting from:
Income tax expense (benefit)-discontinued operations	$ 3	$ 2	$ 28

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating loss carryforwards
Valuation allowance on net deferred tax assets	$ 745	$ 768	$ 813	$ 861
Releases of valuation allowances in various jurisdictions	(24)	(27)	(20)
Additional foreign tax credits claimed	31
Valuation allowance against incremental deferred tax asset	21
Non-US
Operating loss carryforwards
Net operating loss carryforwards	2,893
Operating loss carryforwards, subject to expiration	1,327
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	1,127
Non-US | Scheduled to expire in 2013
Operating loss carryforwards
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	17
Luxembourg
Operating loss carryforwards
Net operating loss carryforwards	860
Operating loss carryforwards, valuation allowance	222
Valuation allowance on net deferred tax assets	247
Releases of valuation allowances in various jurisdictions	12
Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions			20
China
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	9
China, the U.S. and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	24
India, Indonesia and the U.S.
Operating loss carryforwards
Establish valuation allowances in various jurisdictions	23
United States
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
France, Spain, Singapore, Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions		$ 27

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Valuation allowance at the beginning of the period	$ 768	$ 813	$ 861
Valuation allowance at the end of the period	745	768	813
Net decrease	23	45	48
Foreign currency movements	7	(30)	1
(Decrease) increase to deferred tax assets with an offsetting (decrease) increase to valuation allowances	(16)	4	(27)
Change in valuation allowance per rate reconciliation	14	19	22
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	13	(3)	2
Releases of valuation allowances in various jurisdictions	24	27	20
Establishments of valuation allowances in various jurisdictions	(23)	(5)
Change in valuation allowance per rate reconciliation	$ 14	$ 19	$ 22

INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 39	$ 43
Gross increases and decreases-tax positions taken during the prior period	15	(3)
Gross increases and decreases-tax positions taken during the current period	9	3
Decreases related to settlement of amounts due to tax authorities	(3)
Reductions resulting from the lapse of statutes of limitation	(3)	(4)
Unrecognized tax benefits, balance at the end of the period	57	39	43
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	37	31
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	(1)	5	1
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest	10	13
Accrued liability for penalties	1	2
Decrease in the unrecognized tax benefits reasonably possible, low end of range	1
Decrease in the unrecognized tax benefits reasonably possible, high end of range	19
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 215

COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2012 Product Delivery Claim USD ($)	Dec. 31, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2012 Antitrust matters - Purported Class Action Civil Cases lawsuit	Jul. 03, 2012 Indemnification Matter
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Purchase commitments:
2013	$ 1,138,000,000
2014	435,000,000
2015	237,000,000
2016	59,000,000
2017	59,000,000
Thereafter	30,000,000
Total	1,958,000,000
Operating Leases
Rent expense	79,000,000	83,000,000	62,000,000
Sublease rentals	4,000,000	4,000,000	4,000,000
Minimum sublease rentals	57,000,000
Future minimum payments
2013	79,000,000
2014	68,000,000
2015	53,000,000
2016	45,000,000
2017	40,000,000
Thereafter	60,000,000
Total	345,000,000
LEGAL MATTERS
Experience with tendering cases				19 years
Information about the cases
Unresolved at beginning of period (number of cases)				1,080	1,116	1,138	36	37	39
Tendered during period				3	10	24
Filed during period							21	11	5
Resolved during period				3	46	46	7	12	7
Unresolved at end of period (number of cases)				1,080	1,080	1,116	50	36	37
Payment of gross settlement costs							559,000	584,000	201,000
Accrued liability relating to the cases				10,000,000
Receivable relating to indemnity protection of the cases				10,000,000
Number of purported class action cases filed												2
Amount of claims of customer										202,000,000	153,000,000
Amount of insurance available for claims in excess of specified amount										10,000,000
Aggregate amount of current claims										149,000,000	113,000,000
Minimum range of possible loss											0
Maximum range of possible loss											€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)													19

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2007	Dec. 31, 2012 t item	Dec. 31, 2011	Dec. 31, 2010
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters		$ 105	$ 92	$ 85
Number of former facilities or third party sites with claims against the entity for cleanup liabilities		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies		1
Liability related to estimated environmental remediation costs		29
Accrued environmental liabilities		34	36
Accrued environmental liabilities, classified as accrued liabilities		10	7
Accrued environmental liabilities, classified as other noncurrent liabilities		24	29
Maximum period for payment of remediation liabilities		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased	11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration		1
REACH compliance expenditures		$ 8	$ 5	$ 9

STOCK-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32,600,000
Remaining shares available for grant	8,000,000
Vesting period	3 years
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations	$ 26	$ 22	$ 24
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements	6	6	8
Stock options
STOCK-BASED COMPENSATION PLANS
Maximum contractual term	10 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)	3.00%	2.30%	3.00%
Expected volatility (as a percent)	65.30%	65.60%	69.00%
Risk-free interest rate (as a percent)	1.30%	2.80%	3.10%
Expected life of stock options granted during the period	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)	10,345,000
Granted (in shares)	1,363,000
Exercised (in shares)	(902,000)
Forfeited (in shares)	(289,000)
Outstanding at the end of the period (in shares)	10,517,000	10,345,000
Exercisable at the end of the period (in shares)	8,390,000
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 13.83
Granted (in dollars per share)	$ 13.41
Exercised (in dollars per share)	$ 3.37
Forfeited (in dollars per share)	$ 19.48
Outstanding at the end of the period (in dollars per share)	$ 14.52	$ 13.83
Exercisable at the end of the period (in dollars per share)	$ 14.56
Outstanding, Weighted Average Remaining Contractual Term	5 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 6 months
Outstanding, Aggregate Intrinsic Value	42
Exercisable, Aggregate Intrinsic Value	39
Weighted-average grant-date fair value of stock options granted (in dollars per share)	$ 6.36	$ 9.17	$ 6.97
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	9
Weighted-average period over which cost is expected to be recognized	1 year 4 months 24 days
Total intrinsic value of stock options exercised	$ 10	$ 19	$ 14

STOCK-BASED COMPENSATION PLAN (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 18
Weighted-average period over which cost is expected to be recognized	1 year 6 months
Value of share awards vested	$ 21	$ 23	$ 18
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	2,287,000
Granted (in shares)	934,000
Vested (in shares)	(1,402,000)
Forfeited (in shares)	(30,000)
Nonvested at the end of the period (in shares)	1,789,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.92
Granted (in dollars per share)	$ 13.41
Vested (in dollars per share)	$ 7.09
Forfeited (in dollars per share)	$ 15.27
Nonvested at the end of the period (in dollars per share)	$ 13.87
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,100,000
Granted (in shares)	383,000
Vested (in shares)	(760,000)
Forfeited (in shares)	(85,000)
Nonvested at the end of the period (in shares)	638,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.42
Granted (in dollars per share)	$ 13.41
Vested (in dollars per share)	$ 6.53
Forfeited (in dollars per share)	$ 15.16
Nonvested at the end of the period (in dollars per share)	$ 14.5
Restricted stock units
Nonvested shares
Vested (in shares)	(72,161)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	516,338
Vested restricted stock units reflected (in shares)	176,327

OTHER COMPREHENSIVE LOSS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated loss
Foreign currency translation adjustments	$ 268	$ 217
Pension and other postretirement benefit adjustments	(1,076)	(845)
Other comprehensive income (loss) of unconsolidated affiliates	7	8
Other, net	(3)	(3)
Total	(804)	(623)
Amounts attributable to non controlling interests	13	12
Amounts attributable to the entity	(791)	(611)
Loss
Foreign currency translations adjustments	51	(79)	23
Foreign currency translation adjustments, tax amount	7	11
Pension and other postretirement benefits adjustments	(231)	(182)	(28)
Pension and other postretirement benefit adjustment, tax amount	228	155
Other comprehensive income (loss) of unconsolidated affiliates	(1)	1
Other, net		(2)	(2)
Other comprehensive loss	(181)	(262)	(7)
Amounts attributable to non controlling interests	1	5	1
Amounts attributable to the entity	$ (180)	$ (257)	$ (6)

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS
Income tax (expense) benefit	$ 3	$ 5	$ (10)
(Loss) income from discontinued operations, net of tax	(7)	(1)	42
Cash flows from investing activities		3	34
Cash flows from operating activities			(34)
HCCA
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims		2
Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Proceeds from reinsurers			110
Cash flows from investing activities			34
Cash flows from operating activities			76
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Cost recorded related to the closure of business			6
Revenues	37	38	52
Operating costs and expenses, net of credits	(47)	(44)	(85)
Nonoperating expenses			(19)
Operating (loss) income before income taxes	(10)	(6)	(52)
Income tax (expense) benefit	3	2	28
(Loss) income from discontinued operations, net of tax	(7)	(4)	(24)
U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Other expenses		(1)	(6)
Gain on insurance settlements, net			110
Operating (loss) income before income taxes		(1)	104
Income tax (expense) benefit			(38)
(Loss) income from discontinued operations, net of tax		(1)	66
U.S. Base Chemicals Disposition | Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal			110
U.S. Base Chemicals Disposition | 2005 gulf coast storms
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal			$ 7

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unconsolidated affiliates	Dec. 31, 2011 Unconsolidated affiliates	Dec. 31, 2010 Unconsolidated affiliates	Mar. 31, 2010 Huntsman Foundation	Dec. 31, 2012 Huntsman Foundation item	Dec. 31, 2011 Huntsman Foundation	Mar. 24, 2010 Huntsman Foundation	Dec. 31, 2012 Jon M. Huntsman, executive chairman	Dec. 31, 2012 Jstar	Dec. 31, 2011 Jstar
RELATED PARTY TRANSACTIONS
Sales	$ 223,000,000	$ 180,000,000	$ 201,000,000	$ 223,000,000	$ 180,000,000	$ 201,000,000
Inventory purchases				565,000,000	465,000,000	369,000,000
Extension period of sublease													10 years
Monthly sublease payments before extension of lease term													193,000
Monthly sublease payments												115,000
Amount payable at the end of the lease term												13,800,000
Current lease term												10 years
Amount payable by the unrelated third party to the subsidiary												2,400,000
Appraised value of building donated										10,000,000
Annual lease payments	79,000,000	83,000,000	62,000,000				2,000,000
Operating lease payments during the period								2,000,000	2,000,000
Number of five-year extensions								2
Extension period of lease								5 years
Amount receivable on account of life insurance premium paid for related party											$ 2,000,000

OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
OPERATING SEGMENT INFORMATION
Number of segments									5
Segment reporting information
Revenues	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 11,187	$ 11,221	$ 9,250
Segment EBITDA									1,187	1,039	860
Interest expense, net									(238)	(262)	(248)
Income tax expense-continuing operations									(179)	(113)	(40)
Income tax expense (benefit)-discontinued operations									3	5	(10)
Depreciation and amortization									(408)	(416)	(382)
Net income attributable to Huntsman International LLC	(45)	117	127	166	104	(31)	117	63	365	253	180
Subtotal
Segment reporting information
Segment EBITDA									1,192	1,045	807
Depreciation and amortization									(403)	(416)	(381)
Polyurethanes
Segment reporting information
Revenues									4,894	4,434	3,605
Segment EBITDA									726	469	319
Depreciation and amortization									(152)	(160)	(155)
Performance Products
Segment reporting information
Revenues									3,065	3,301	2,659
Segment EBITDA									360	385	363
Depreciation and amortization									(113)	(110)	(92)
Advanced Materials
Segment reporting information
Revenues									1,325	1,372	1,244
Segment EBITDA									54	125	143
Depreciation and amortization									(31)	(33)	(33)
Textile Effects
Segment reporting information
Revenues									752	737	787
Segment EBITDA									(49)	(199)	1
Depreciation and amortization									(23)	(27)	(26)
Pigments
Segment reporting information
Revenues									1,436	1,642	1,213
Segment EBITDA									352	501	205
Depreciation and amortization									(69)	(74)	(67)
Eliminations
Segment reporting information
Revenues									(285)	(265)	(258)
Corporate and other
Segment reporting information
Segment EBITDA									(251)	(236)	(224)
Depreciation and amortization									(15)	(12)	(8)
Discontinued Operations
Segment reporting information
Segment EBITDA									(5)	(6)	53
Depreciation and amortization									$ (5)		$ (1)

OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information
Capital Expenditures	$ 412	$ 330	$ 236
Total Assets	8,870	8,330
Polyurethanes
Segment reporting information
Capital Expenditures	107	85	59
Total Assets	3,221	3,086
Performance Products
Segment reporting information
Capital Expenditures	117	96	66
Total Assets	2,449	2,340
Advanced Materials
Segment reporting information
Capital Expenditures	41	39	24
Total Assets	1,366	1,307
Textile Effects
Segment reporting information
Capital Expenditures	27	34	23
Total Assets	745	686
Pigments
Segment reporting information
Capital Expenditures	98	57	49
Total Assets	1,562	1,384
Corporate and other
Segment reporting information
Capital Expenditures	22	19	15
Total Assets	$ (473)	$ (473)

OPERATING SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues and long-lived assets
Revenues	$ 2,619		$ 2,741	$ 2,914	$ 2,913	$ 2,632		$ 2,976	$ 2,934	$ 2,679	$ 11,187		$ 11,221		$ 9,250
Long-lived assets	3,656	[1]				3,510	[1]				3,656	[1]	3,510	[1]
United States
Revenues and long-lived assets
Revenues											3,347		3,470		2,777
Long-lived assets	1,299					1,278					1,299		1,278
Other nations
Revenues and long-lived assets
Revenues											4,781		4,888		4,114
Long-lived assets	463					405					463		405
China
Revenues and long-lived assets
Revenues											1,040		944		881
Long-lived assets	169					162					169		162
Germany
Revenues and long-lived assets
Revenues											600		638		519
Long-lived assets	201					205					201		205
Mexico
Revenues and long-lived assets
Revenues											954		723		485
Italy
Revenues and long-lived assets
Revenues											465		558		474
Long-lived assets	164					152					164		152
United Kingdom
Revenues and long-lived assets
Long-lived assets	314					306					314		306
Netherlands
Revenues and long-lived assets
Long-lived assets	351					310					351		310
Saudi Arabia
Revenues and long-lived assets
Long-lived assets	231					243					231		243
Switzerland
Revenues and long-lived assets
Long-lived assets	163					166					163		166
France
Revenues and long-lived assets
Long-lived assets	154					126					154		126
Spain
Revenues and long-lived assets
Long-lived assets	$ 147					$ 157					$ 147		$ 157

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating financial statements
Percentage of holding in subsidiaries	100.00%
Current assets:
Cash and cash equivalents	$ 210	[1]	$ 231	[1]	$ 561	$ 919
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net)	1,534	[1]	1,529	[1]
Accounts receivable from affiliates	299		148
Inventories	1,819	[1]	1,539	[1]
Prepaid expenses	48		46
Deferred income taxes	51		40
Other current assets	222	[1]	220	[1]
Total current assets	4,192		3,761
Property, plant and equipment, net	3,656	[1]	3,510	[1]
Investment in unconsolidated affiliates	238		202
Intangible assets, net	70	[1]	93	[1]
Goodwill	117		114
Deferred income taxes	229		163
Notes receivable from affiliates	2		5
Other noncurrent assets	366	[1]	482	[1]
Total assets	8,870		8,330
Current liabilities:
Accounts payable	1,101	[1]	862	[1]
Accounts payable to affiliates	62		64
Accrued liabilities	723	[1]	694	[1]
Deferred income taxes	39		29
Note payable to affiliate	100		100
Current portion of debt	288	[1]	212	[1]
Total current liabilities	2,313		1,961
Long-term debt	3,414	[1]	3,730	[1]
Notes payable to affiliates	599		439
Deferred income taxes	170		106
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Total liabilities	7,653		7,239
Huntsman International LLC members' equity:
Members' equity	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive (loss) income	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Noncontrolling interests in subsidiaries	123		114
Total equity	1,217		1,091		1,088	847
Total liabilities and equity	8,870		8,330
Parent Company
Current assets:
Cash and cash equivalents	7		4		220	688
Accounts and notes receivable (net)	16		13
Accounts receivable from affiliates	1,733		1,105
Inventories	111		105
Prepaid expenses	10		9
Deferred income taxes	7		6
Other current assets	203		90
Total current assets	2,087		1,332
Property, plant and equipment, net	371		393
Investment in unconsolidated affiliates	5,413		5,286
Intangible assets, net	27		42
Goodwill	(18)		(16)
Deferred income taxes	248		154
Notes receivable from affiliates	21		20
Other noncurrent assets	72		81
Total assets	8,221		7,292
Current liabilities:
Accounts payable	87		53
Accounts payable to affiliates	2,987		2,244
Accrued liabilities	87		117
Note payable to affiliate	100		100
Current portion of debt	15		33
Total current liabilities	3,276		2,547
Long-term debt	3,026		3,128
Notes payable to affiliates	595		435
Deferred income taxes	14		9
Other noncurrent liabilities	216		196
Total liabilities	7,127		6,315
Huntsman International LLC members' equity:
Members' equity	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive (loss) income	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Total equity	1,094		977
Total liabilities and equity	8,221		7,292
Guarantors
Current assets:
Cash and cash equivalents	2				9	24
Accounts and notes receivable (net)	182		151
Accounts receivable from affiliates	3,907		3,041
Inventories	309		271
Prepaid expenses	7		7
Other current assets	5		9
Total current assets	4,412		3,479
Property, plant and equipment, net	898		868
Investment in unconsolidated affiliates	1,360		1,460
Intangible assets, net	2		2
Goodwill	82		82
Notes receivable from affiliates	941		920
Other noncurrent assets	139		137
Total assets	7,834		6,948
Current liabilities:
Accounts payable	280		205
Accounts payable to affiliates	1,111		822
Accrued liabilities	342		204
Deferred income taxes	45		39
Total current liabilities	1,778		1,270
Deferred income taxes	169		79
Other noncurrent liabilities	190		163
Total liabilities	2,137		1,512
Huntsman International LLC members' equity:
Members' equity	4,689		4,754
Accumulated deficit	(243)		(820)
Accumulated other comprehensive (loss) income	1,251		1,502
Total Huntsman International LLC members' equity	5,697		5,436
Total equity	5,697		5,436
Total liabilities and equity	7,834		6,948
Non-guarantors
Current assets:
Cash and cash equivalents	201		227		332	207
Restricted cash	9		8
Accounts and notes receivable (net)	1,336		1,365
Accounts receivable from affiliates	101		93
Inventories	1,404		1,167
Prepaid expenses	43		43
Deferred income taxes	57		49
Other current assets	225		222
Total current assets	3,376		3,174
Property, plant and equipment, net	2,386		2,247
Investment in unconsolidated affiliates	159		147
Intangible assets, net	42		52
Goodwill	53		48
Deferred income taxes	224		191
Notes receivable from affiliates	2		5
Other noncurrent assets	156		264
Total assets	6,398		6,128
Current liabilities:
Accounts payable	734		604
Accounts payable to affiliates	1,406		1,089
Accrued liabilities	518		487
Deferred income taxes	9		7
Current portion of debt	273		179
Total current liabilities	2,940		2,366
Long-term debt	388		602
Notes payable to affiliates	965		944
Deferred income taxes	49		98
Other noncurrent liabilities	751		644
Total liabilities	5,093		4,654
Huntsman International LLC members' equity:
Members' equity	2,262		2,343
Accumulated deficit	(354)		(396)
Accumulated other comprehensive (loss) income	(692)		(546)
Total Huntsman International LLC members' equity	1,216		1,401
Noncontrolling interests in subsidiaries	89		73
Total equity	1,305		1,474
Total liabilities and equity	6,398		6,128
Eliminations
Current assets:
Accounts receivable from affiliates	(5,442)		(4,091)
Inventories	(5)		(4)
Prepaid expenses	(12)		(13)
Deferred income taxes	(13)		(15)
Other current assets	(211)		(101)
Total current assets	(5,683)		(4,224)
Property, plant and equipment, net	1		2
Investment in unconsolidated affiliates	(6,694)		(6,691)
Intangible assets, net	(1)		(3)
Deferred income taxes	(243)		(182)
Notes receivable from affiliates	(962)		(940)
Other noncurrent assets	(1)
Total assets	(13,583)		(12,038)
Current liabilities:
Accounts payable to affiliates	(5,442)		(4,091)
Accrued liabilities	(224)		(114)
Deferred income taxes	(15)		(17)
Total current liabilities	(5,681)		(4,222)
Notes payable to affiliates	(961)		(940)
Deferred income taxes	(62)		(80)
Total liabilities	(6,704)		(5,242)
Huntsman International LLC members' equity:
Members' equity	(6,951)		(7,097)
Accumulated deficit	597		1,216
Accumulated other comprehensive (loss) income	(559)		(956)
Total Huntsman International LLC members' equity	(6,913)		(6,837)
Noncontrolling interests in subsidiaries	34		41
Total equity	(6,879)		(6,796)
Total liabilities and equity	$ (13,583)		$ (12,038)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Trade sales, services and fees, net									$ 10,964	$ 11,041	$ 9,049
Related party sales									223	180	201
Total revenues	2,619	2,741	2,914	2,913	2,632	2,976	2,934	2,679	11,187	11,221	9,250
Cost of goods sold									9,146	9,363	7,772
Gross profit	413	542	532	554	393	495	505	465	2,041	1,858	1,478
Selling, general and administrative									934	916	855
Research and development									152	166	151
Other operating income									(6)	(20)
Restructuring, impairment and plant closing costs (credits)	40	47	5		(4)	155	9	7	92	167	29
Operating income									869	629	443
Interest (expense) income, net									(238)	(262)	(248)
Equity in income (loss) of investment in affiliates and subsidiaries									7	8	24
Loss on early extinguishment of debt									(80)	(7)	(37)
Other income (expense)									1	2	2
Income from continuing operations before income taxes									559	370	184
Income tax expense									(179)	(113)	(40)
Income (loss) from continuing operations	(44)	121	133	170	88	(39)	127	81	380	257	144
Income (loss) from discontinued operations, net of tax									(7)	(1)	42
Income before extraordinary gain (loss)	(44)	120	131	166	92	(29)	126	67	373	256	186
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil									2	4	(1)
Net income (loss)	(43)	121	131	166	94	(29)	127	68	375	260	185
Net loss (income) attributable to noncontrolling interests									(10)	(7)	(5)
Net income attributable to Huntsman International LLC	(45)	117	127	166	104	(31)	117	63	365	253	180
Other comprehensive loss									(181)	(262)	(7)
Comprehensive income attributable to noncontrolling interests									(9)	(2)	(4)
Comprehensive income (loss) attributable to Huntsman International LLC									185	(4)	174
Parent Company
Revenues:
Trade sales, services and fees, net									932	885	790
Related party sales									745	453	262
Total revenues									1,677	1,338	1,052
Cost of goods sold									1,424	1,178	869
Gross profit									253	160	183
Selling, general and administrative									191	182	185
Research and development									47	50	52
Other operating income									(5)	35	(34)
Restructuring, impairment and plant closing costs (credits)									4	1	1
Operating income									16	(108)	(21)
Interest (expense) income, net									(207)	(216)	(215)
Equity in income (loss) of investment in affiliates and subsidiaries									503	381	(1,199)
Loss on early extinguishment of debt									(80)	(7)	(37)
Dividends income											1,569
Other income (expense)									(12)	(35)	(25)
Income from continuing operations before income taxes									220	15	72
Income tax expense									141	232	101
Income (loss) from continuing operations									361	247	173
Income (loss) from discontinued operations, net of tax									4	6	7
Income before extraordinary gain (loss)									365	253	180
Net income (loss)									365	253	180
Net income attributable to Huntsman International LLC									365	253	180
Other comprehensive loss									(180)	(257)	(7)
Comprehensive income (loss) attributable to Huntsman International LLC									185	(4)	173
Guarantors
Revenues:
Trade sales, services and fees, net									3,443	3,349	2,514
Related party sales									447	493	513
Total revenues									3,890	3,842	3,027
Cost of goods sold									3,003	3,160	2,594
Gross profit									887	682	433
Selling, general and administrative									120	97	88
Research and development									36	34	30
Other operating income									2	(18)	11
Restructuring, impairment and plant closing costs (credits)									7		3
Operating income									722	569	301
Interest (expense) income, net									42	43	38
Equity in income (loss) of investment in affiliates and subsidiaries									40	77	91
Other income (expense)									14
Income from continuing operations before income taxes									818	689	430
Income tax expense									(243)	(210)	(127)
Income (loss) from continuing operations									575	479	303
Income (loss) from discontinued operations, net of tax									1	(1)	68
Income before extraordinary gain (loss)									576	478	371
Net income (loss)									576	478	371
Net loss (income) attributable to noncontrolling interests										(2)	(2)
Net income attributable to Huntsman International LLC									576	476	369
Other comprehensive loss									(250)	(98)	1,539
Comprehensive income attributable to noncontrolling interests										(3)	(1)
Comprehensive income (loss) attributable to Huntsman International LLC									326	377	1,909
Non-guarantors
Revenues:
Trade sales, services and fees, net									6,589	6,807	5,745
Related party sales									1,161	1,098	958
Total revenues									7,750	7,905	6,703
Cost of goods sold									6,849	6,855	5,815
Gross profit									901	1,050	888
Selling, general and administrative									623	637	582
Research and development									69	82	69
Other operating income									(3)	(37)	23
Restructuring, impairment and plant closing costs (credits)									81	166	25
Operating income									131	202	189
Interest (expense) income, net									(73)	(89)	(71)
Equity in income (loss) of investment in affiliates and subsidiaries									9	9	24
Other income (expense)									(1)	1	2
Income from continuing operations before income taxes									66	123	144
Income tax expense									1	(35)	(14)
Income (loss) from continuing operations									67	88	130
Income (loss) from discontinued operations, net of tax									(12)	(6)	(33)
Income before extraordinary gain (loss)									55	82	97
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil									2	4	(1)
Net income (loss)									57	86	96
Net loss (income) attributable to noncontrolling interests									(16)	(6)	(4)
Net income attributable to Huntsman International LLC									41	80	92
Other comprehensive loss									(148)	(232)
Comprehensive income attributable to noncontrolling interests									(16)	(1)	(5)
Comprehensive income (loss) attributable to Huntsman International LLC									(107)	(147)	91
Eliminations
Revenues:
Related party sales									(2,130)	(1,864)	(1,532)
Total revenues									(2,130)	(1,864)	(1,532)
Cost of goods sold									(2,130)	(1,830)	(1,506)
Gross profit										(34)	(26)
Operating income										(34)	(26)
Equity in income (loss) of investment in affiliates and subsidiaries									(545)	(459)	1,108
Dividends income											(1,569)
Other income (expense)										36	25
Income from continuing operations before income taxes									(545)	(457)	(462)
Income tax expense									(78)	(100)
Income (loss) from continuing operations									(623)	(557)	(462)
Income before extraordinary gain (loss)									(623)	(557)	(462)
Net income (loss)									(623)	(557)	(462)
Net loss (income) attributable to noncontrolling interests									6	1	1
Net income attributable to Huntsman International LLC									(617)	(556)	(461)
Other comprehensive loss									397	325	(1,539)
Comprehensive income attributable to noncontrolling interests									7	2	2
Comprehensive income (loss) attributable to Huntsman International LLC									$ (219)	$ (230)	$ (1,999)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	$ 860		$ 432		$ (46)
Investing Activities:
Capital expenditures	(412)		(330)		(236)
Proceeds from settlements treated as reimbursement of capital expenditures			3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		48		2
Increase (decrease) in receivable from affiliate	(108)		(57)		(57)
Investment in unconsolidated affiliates	(127)		(26)		(27)
Cash received from unconsolidated affiliates	82		32		31
Other, net	(1)		(1)		1
Net cash used in investing activities	(578)		(337)		(238)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(15)		(2)		(6)
Revolving loan facility from A/R Programs					254
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(694)		(408)		(1,207)
Proceeds from issuance of long-term debt	405		98		923
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(37)		(34)		(53)
Borrowings on notes payable	34		35		46
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Dividends paid to noncontrolling interest			(9)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)				(2)
Net cash used in financing activities	(306)		(418)		(78)
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(21)		(330)		(358)
Cash and cash equivalents at beginning of period	231	[1]	561		919
Cash and cash equivalents at end of period	210	[1]	231	[1]	561
Parent Company
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	85		304		(241)
Investing Activities:
Capital expenditures	(23)		(21)		(26)
Increase (decrease) in receivable from affiliate	(108)		(57)		(57)
Investment in consolidated affiliate	225		(56)		(65)
Investment in unconsolidated affiliates	(3)
Net cash used in investing activities	91		(134)		(148)
Financing Activities:
Revolving loan facility from A/R Programs					254
Repayments of long-term debt	(625)		(305)		(1,154)
Proceeds from issuance of long-term debt	400				894
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(33)		(32)		(38)
Borrowings on notes payable	33		33		33
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)
Net cash used in financing activities	(173)		(386)		(79)
Decrease in cash and cash equivalents	3		(216)		(468)
Cash and cash equivalents at beginning of period	4		220		688
Cash and cash equivalents at end of period	7		4		220
Guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	269		99		15
Investing Activities:
Capital expenditures	(111)		(70)		(51)
Proceeds from settlements treated as reimbursement of capital expenditures					34
Proceeds from sale of businesses/assets			8
Investment in consolidated affiliate	(62)		(16)		(13)
Investment in unconsolidated affiliates	(100)		(26)		(24)
Cash received from unconsolidated affiliates	80		30		26
Other, net	1
Net cash used in investing activities	(192)		(74)		(28)
Financing Activities:
Contribution from parent	14		(32)
Distribution to parent	(87)
Dividends paid to parent	(2)		(2)		(2)
Net cash used in financing activities	(75)		(34)		(2)
Decrease in cash and cash equivalents	2		(9)		(15)
Cash and cash equivalents at beginning of period			9		24
Cash and cash equivalents at end of period	2				9
Non-guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	508		34		182
Investing Activities:
Capital expenditures	(278)		(239)		(159)
Proceeds from settlements treated as reimbursement of capital expenditures			3
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		40		2
Investment in consolidated affiliate	48
Investment in unconsolidated affiliates	(24)				(3)
Cash received from unconsolidated affiliates	2		2		5
Other, net	(1)		(4)		1
Net cash used in investing activities	(265)		(204)		(140)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(15)		(2)		(6)
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(69)		(103)		(53)
Proceeds from issuance of long-term debt	5		98		29
Intercompany repayments					(5)
Repayments of notes payable	(4)		(2)		(15)
Borrowings on notes payable	1		2		13
Contribution from parent			104		83
Distribution to parent	(138)
Dividends paid to parent	(1)
Dividends paid to noncontrolling interest			(9)
Other, net					(2)
Net cash used in financing activities	(272)		72		79
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(26)		(105)		125
Cash and cash equivalents at beginning of period	227		332		207
Cash and cash equivalents at end of period	201		227		332
Eliminations
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	(2)		(5)		(2)
Investing Activities:
Investment in consolidated affiliate	(211)		72		78
Other, net	(1)		3
Net cash used in investing activities	(212)		75		78
Financing Activities:
Intercompany repayments					5
Contribution from parent	(14)		(72)		(83)
Distribution to parent	225
Dividends paid to parent	3		2		2
Net cash used in financing activities	$ 214		$ (70)		$ (76)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 11,187	$ 11,221	$ 9,250
Gross profit	413	542	532	554	393	495	505	465	2,041	1,858	1,478
Restructuring, impairment and plant closing costs	40	47	5		(4)	155	9	7	92	167	29
Income (loss) from continuing operations	(44)	121	133	170	88	(39)	127	81	380	257	144
Income (loss) before extraordinary gain	(44)	120	131	166	92	(29)	126	67	373	256	186
Net income (loss)	(43)	121	131	166	94	(29)	127	68	375	260	185
Net income (loss) attributable to Huntsman Corporation or Huntsman International LLC	$ (45)	$ 117	$ 127	$ 166	$ 104	$ (31)	$ 117	$ 63	$ 365	$ 253	$ 180

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2016 Senior Notes	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2012 Advanced Materials Global transformational change program	Dec. 31, 2011 Advanced Materials Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Dec. 31, 2012 Workforce reductions Polyurethanes
Quarterly Financial Information
Restructuring charges						$ 4	$ 22	$ 38	$ 20	$ 28		$ 1	$ 32	$ 5		$ 1	$ 62	$ 38
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility							53
Gain on sale		38	(8)		34						34
Annualized fixed costs															75
Loss on early extinguishment of debt	(80)	(7)	(37)	(77)
Principal Amount of Notes Redeemed				$ 400

Schedule II-Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts
Balance at beginning of period	$ 46	$ 52	$ 56
Charges (credits) to cost and expenses	4	(4)	6
Charged to other accounts	(3)	(2)	(10)
Balance at end of period	$ 47	$ 46	$ 52